FILE NOS.
                                                                       333-83423
                                                                        811-9491
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                           --------------------------

                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                           PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 12

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
                                 AMENDMENT NO. 13
                         -------------------------------


                   USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                              5701 Golden Hills Drive
                               Minneapolis, MN  55416
                                 (763) 765-2913
                          -----------------------------
               NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS:

                                 Monica Vickman
                            USAllianz Advisers, LLC
                               5701 Golden Hills Drive
                              Minneapolis, MN 55416


                          COPIES OF COMMUNICATIONS TO:

                             Michael J. Radmer, ESQ.
                              DORSEY & WHITNEY LLP
                        50 SOUTH SIXTH STREET, SUITE 1500
                             MINNEAPOLIS, MN 55402

It is proposed that this filing will become effective (check appropriate box)
         [ ] immediately upon filing pursuant to paragraph (b)
         [ ] on (date) pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
         [X] on (May 1, 2004) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                   USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST


                            USAZ AIM BASIC VALUE FUND

                             USAZ AIM BLUE CHIP FUND

                      USAZ AIM DENT DEMOGRAPHIC TRENDS FUND

                       USAZ AIM INTERNATIONAL EQUITY FUND

                           USAZ DAVIS NY VENTURE FUND

                    USAZ DREYFUS PREMIER SMALL CAP VALUE FUND

                         USAZ CAPITAL APPRECIATION FUND

                      USAZ OPPENHEIMER EMERGING GROWTH FUND

                   USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND

                          USAZ OPPENHEIMER GLOBAL FUND

                         USAZ INTERNATIONAL GROWTH FUND

                        USAZ OPPENHEIMER MAIN STREET FUND

                       USAZ PIMCO NFJ SMALL CAP VALUE FUND

                      USAZ PIMCO PEA GROWTH AND INCOME FUND

                         USAZ PIMCO PEA RENAISSANCE FUND

                            USAZ PIMCO PEA VALUE FUND

                             USAZ MONEY MARKET FUND

                     USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND

                          USAZ VAN KAMPEN COMSTOCK FUND

                      USAZ VAN KAMPEN EMERGING GROWTH FUND

                     USAZ VAN KAMPEN EQUITY AND INCOME FUND

                      USAZ VAN KAMPEN GLOBAL FRANCHISE FUND

                     USAZ VAN KAMPEN GROWTH AND INCOME FUND

                           USAZ VAN KAMPEN GROWTH FUND


                          Prospectus dated May 1, 2004


                     USAllianz Advisers, LLC (the "Manager")
Shares of each Fund are sold exclusively to certain insurance companies in connection with particular variable annuity contracts and/or variable life insurance policies they issue. The insurance companies invest in shares of the Funds in accordance with instructions received from owners of the applicable annuity or life insurance contract.

This Prospectus must be accompanied or preceded by a current prospectus for the variable annuity contracts or variable life insurance policies that invest in the Funds.

                                   QUESTIONS?
                          Call toll free 1-877-833-7113
                       or your investment representative.

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


USAZ is a registered trademark of Allianz AG, which is the ultimate owner of the Manager.

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------
RISK/RETURN SUMMARY; Investment Objectives, Principal Investment Strategies, Principal Investment Risks and Performance Information

Carefully   review  this  important   section,   which  summarizes  each  Fund's
investments, strategies and risks.


        Overview..............................................................
        USAZ AIM Basic Value Fund.............................................
        USAZ AIM Blue Chip Fund...............................................
        USAZ AIM Dent Demographic Trends Fund.................................
        USAZ AIM International Equity Fund....................................
        USAZ Davis NY Venture Fund............................................
        USAZ Dreyfus Premier Small Cap Value Fund.............................
        USAZ Capital Appreciation Fund........................................
        USAZ Oppenheimer Emerging Growth Fund.................................
        USAZ Oppenheimer Emerging Technologies Fund...........................
        USAZ Oppenheimer Global Fund..........................................
        USAZ International Growth Fund........................................
        USAZ Oppenheimer Main Street Fund
        USAZ PIMCO NFJ Small Cap Value Fund...................................
        USAZ PIMCO PEA Growth and Income Fund.................................
        USAZ PIMCO PEA Renaissance Fund.......................................
        USAZ PIMCO PEA Value Fund.............................................
        USAZ Money Market Fund................................................
        USAZ Van Kampen Aggressive Growth Fund................................
        USAZ Van Kampen Comstock Fund.........................................
        USAZ Van Kampen Emerging Growth Fund..................................
        USAZ Van Kampen Equity and Income Fund................................
        USAZ Van Kampen Global Franchise Fund.................................
        USAZ Van Kampen Growth and Income Fund................................
        USAZ Van Kampen Growth Fund...........................................


        More About the Funds..................................................
        Temporary Defensive Positions.........................................
        Portfolio Turnover....................................................
        Principal Risks Table.................................................
        Foreign and Emerging Markets Risks....................................
        Derivative Instruments Risks..........................................

FUND MANAGEMENT
Review this section for details on the people and organizations who oversee the Funds.
       The Manager...........................................................
       The Subadvisers.......................................................
       Duties of the Manager and Subadvisers.................................
       Fees..................................................................
       Portfolio Managers of the Subadvisers.................................
       The Administrator and Distributor.....................................

SHAREHOLDER INFORMATION
Review this section for details on how shares are valued, how to purchase,  sell
and  exchange   shares,   related   charges  and   payments  of  dividends   and
distributions.

       Pricing of Fund Shares................................................
       Purchase and Redemption of Shares.....................................
       Market Timing.........................................................
       Distribution (12b-1) Fees.............................................
       Dividends, Distributions and Taxes....................................


FINANCIAL HIGHLIGHTS
Review this section for details on the Funds.
      Financial Highlights..................................................

BACK COVER
      Where to Learn More About USAllianz VIP Funds

--------------------------------------------------------------------------------
OVERVIEW                                                     USAllianz VIP Funds
--------------------------------------------------------------------------------

The USAllianz Variable Insurance Products Trust (the "USAllianz VIP Funds") offers 24 separate investment portfolios (collectively, the "Funds" and each individually, a "Fund"). The Funds are managed by USAllianz Advisers, LLC (the "Manager") which in turn has retained certain money management organizations (the "Subadvisers") to make investment decisions on behalf of the Funds. The Manager selected each Subadviser based on the Subadviser's experience with the investment strategy for which it was selected. Set forth below are the Funds and the corresponding Subadviser. The USAllianz VIP Funds provide an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies affiliated with the Manager.


                          FUND                                   SUBADVISER
------------------------------------------------------------- ---------------------------------------------------------------
USAZ AIM Basic Value Fund                                     A I M Capital Management, Inc.
USAZ AIM Blue Chip Fund                                       As to the USAZ AIM Dent Demographic Trends Fund,
USAZ AIM International Equity Fund                            H.S. Dent Advisors, Inc. serves as the Sub-Subadviser.
USAZ AIM Dent Demographic Trends Fund
------------------------------------------------------------- ---------------------------------------------------------------
USAZ Davis NY Venture Fund**                                  Davis Selected Advisers, L.P.
------------------------------------------------------------- ---------------------------------------------------------------
USAZ Dreyfus Premier Small Cap Value Fund                     The Dreyfus Corporation
------------------------------------------------------------- ---------------------------------------------------------------
USAZ Oppenheimer Emerging Growth Fund                         OppenheimerFunds, Inc.
USAZ Oppenheimer Emerging Technologies Fund*
USAZ Oppenheimer Global Fund
USAZ Oppenheimer Main Street Fund
------------------------------------------------------------- ---------------------------------------------------------------
USAZ PIMCO NFJ Small Cap Value Fund                           PIMCO Advisors Retail Holdings LLC, and
                                                              NFJ Investment Group LP
                                                               (The Subadvisers are affiliated with each other and are
                                                              affiliates of the Manager)
------------------------------------------------------------- ---------------------------------------------------------------
USAZ PIMCO PEA Renaissance Fund                               PIMCO Equity Advisors LLC
USAZ PIMCO PEA Value Fund
USAZ PIMCO PEA Growth and Income Fund                         (The Subadviser is an affiliate of the Manager)
------------------------------------------------------------- ---------------------------------------------------------------
USAZ Money Market Fund                                        Prudential Investment Management, Inc.
------------------------------------------------------------- ---------------------------------------------------------------
USAZ Van Kampen Aggressive Growth Fund                        Van Kampen Asset Management
USAZ Van Kampen Growth Fund
USAZ Van Kampen Growth and Income Fund
USAZ Van Kampen Comstock Fund
USAZ Van Kampen Emerging Growth Fund
USAZ Van Kampen Equity and Income Fund
USAZ Van Kampen Global Franchise Fund
------------------------------------------------------------- ---------------------------------------------------------------
USAZ Capital Appreciation Fund**                              [Subadviser to be determined]
USAZ International Growth Fund**
------------------------------------------------------------- ---------------------------------------------------------------

* As of  December  8,  2003 the Fund name and  Subadviser  has  changed  for the following:
------------------------------------------------------------ ----------------------------------------------------------
Current Fund Name and Subadviser                             Previous Fund Name and Subadviser
------------------------------------------------------------ ----------------------------------------------------------
USAZ Oppenheimer Emerging Technologies Fund                  USAZ AllianceBernstein Technology Fund
OppenheimerFunds, Inc.                                       Alliance Capital Management, L.P.
------------------------------------------------------------ ----------------------------------------------------------

**  As of ___________, 2004 the Fund name and Subadviser has changed for the following:
------------------------------------------------------------ ----------------------------------------------------------
Current Fund Name and Subadviser                             Previous Fund Name and Subadviser
------------------------------------------------------------ ----------------------------------------------------------
USAZ Davis NY Venture Fund                                   USAZ AllianceBernstein Growth and Income Fund
Davis Selected Advisers, L.P.                                Alliance Capital Management, L.P.
------------------------------------------------------------ ----------------------------------------------------------
USAZ  Capital  Appreciation  Fund                            USAZ  AllianceBernstein  Large Cap Growth Fund
[Subadviser to be determined]                                Alliance Capital Management, L.P.
------------------------------------------------------------ ----------------------------------------------------------
USAZ International Growth Fund                               USAZ Templeton Developed Markets Fund
[Subadviser to be determined]                                Templeton Investment Counsel, LLC
------------------------------------------------------------ ----------------------------------------------------------


Certain of the Funds may have similar names and investment objectives to other mutual funds managed by one of the Subadvisers. However, the asset size and portfolio composition of a Fund may be different from those of the similar fund, and performance may be better or worse. No representation is made that the Funds will perform in an equivalent manner to the similar funds. Other Funds may be added or deleted from USAllianz VIP Funds from time to time.

The following is a summary of certain key information that describes each Fund's objectives, principal investment strategies, principal investment risks and certain performance information.

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                    USAZ AIM Basic Value Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ AIM Basic Value Fund is long-term growth of capital. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the Subadviser believes to be undervalued in relation to long-term earning power or other factors.

The Fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The Fund may also invest up to 25% of its total assets in foreign securities.

In selecting investments, the Subadviser seeks to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The Subadviser allocates investments among fixed-income securities based on its views as to the best values then available in the marketplace. The Subadviser considers whether to sell a particular security when any of those factors materially changes.

(See "More About the Funds -- Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o Selection Risk: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o Value Stocks: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.

o Capitalization Risk: To the extent the Fund invests significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

o Credit Risk: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.

o Interest Rate Risk: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.


o Foreign Risk: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies.


For more information about Foreign Risk, see "More About the Funds."

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:
o        Investing for long-term goals, such as retirement
o        Seeking growth of capital
o        Pursuing an approach to "value" investments in equity securities

This Fund will not be appropriate for someone:
o        Pursuing an aggressive high growth investment strategy
o        Seeking a stable share price
o        Investing emergency reserves

PERFORMANCE INFORMATION


[Performance Bar Chart and Table to be filed by amendment]


The NAV of the Fund will fluctuate with market conditions.

FEES AND EXPENSES - USAZ AIM Basic Value Fund

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher. Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees.......................................................    .75%
         Distribution (12b-1) Fees....................................    .25%
         Other Expenses...............................................   1.19%
                                                                        ------
         Total Annual Fund Operating Expenses.........................   2.19%
         Fee Waiver (1)...............................................   1.09%
                                                                        ------
         Net Annual Fund Operating Expenses (1).......................   1.10%


(1) The Manager and the Fund have entered into a written contract limiting operating expenses to [1.10%] through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $ 112             $580             $ 1,075            $2,438

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                      USAZ AIM Blue Chip Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The primary investment objective of the USAZ AIM Blue Chip Fund is long-term growth of capital with a secondary objective of current income. These objectives may be changed by the Trustees of the Fund without shareholder approval.

The Fund seeks to meet its objectives by investing, normally, at least 80% of its net assets in securities of blue chip companies. The Fund considers a blue chip company to include large and medium sized companies (i.e., companies which fall in the largest 85% of market capitalization of publicly traded companies listed in the United States) with leading market positions and which possess strong financial characteristics, as described below:

o MARKET CHARACTERISTICS -- Companies which occupy (or in the Subadviser's judgment have the potential to occupy) leading market positions that are expected to be maintained or enhanced over time. Market leaders can be identified within an industry as those companies which have (i) superior growth prospects compared with other companies in the same industry; (ii) possession of proprietary technology with the potential to bring about major changes within an industry; and/or (iii) leading sales within an industry, or the potential to become a market leader.

o FINANCIAL CHARACTERISTICS -- Companies that possess at least one of the following attributes: (i) faster earnings growth than its competitors and the market in general; (ii) higher profit margins relative to its competitors; (iii) strong cash flow relative to its competitors; and/or
     (iv) a balance sheet with relatively low debt and a high return on equity relative to its competitors.


In complying with the 80% requirement referenced above, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, which may include warrants, futures, options, exchange-traded funds and ADRs (American Depositary Receipts-certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a domestic company). The Subadviser will consider whether to sell a particular security when it believes the security no longer has the market and financial characteristics described above. When the Subadviser believes securities other than marketable equity securities offer the opportunity for long-term growth of capital and current income, the Fund may invest in United States government securities and high-quality debt securities. The Fund may also invest up to 25% of its total assets in foreign securities.


 (See "More About the Funds -- Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o Selection Risk: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o Growth Stocks: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.


o Foreign Risk: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies.


o Derivative Instruments Risk: Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indexes or assets.

For more information about Foreign and Derivatives Instruments Risk, see "More About the Funds."

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:
o        Investing for long-term goals, such as retirement
o        Seeking growth of capital

This Fund will not be appropriate for someone:
o        Seeking a stable share price
o        Investing emergency reserves

PERFORMANCE INFORMATION


[Performance Bar Chart and Table to be filed by amendment]


The NAV of the Fund will fluctuate with market conditions.

FEES AND EXPENSES - USAZ AIM Blue Chip Fund

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher. Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees.........................................................    .80%
         Distribution (12b-1) Fees......................................    .25%
         Other Expenses.................................................   1.83%
                                                                          ------
         Total Annual Fund Operating Expenses..........................    2.88%
         Fee Waiver (1)................................................    1.73%
                                                                          ------
         Net Annual Fund Operating Expenses  (1).......................    1.15%


(1) The Manager and the Fund have entered into a written contract limiting operating expenses to [1.15%] through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.



Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $ 117             $728             $1,365           $ 3,080

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                        USAZ AIM Dent Demographic Trends Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ AIM Dent Demographic Trends Fund is long-term growth of capital. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations. The Fund may also invest up to 25% of its total assets in foreign securities.

The Subadviser purchases securities of companies that have experienced, or that it believes have the potential for, above-average, long-term growth in revenues and earnings. The Subadviser considers whether to sell a particular security when it believes the security no longer has that potential.

H.S. Dent Advisors, Inc., acts as a Sub-Subadviser to the Fund for the purpose of providing the Subadviser with macroeconomic, thematic, demographic, lifestyle trends and sector research, custom reports and investment, and market capitalization recommendations for the Fund.

(See "More About the Funds -- Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund may not achieve its objective if the Subadviser does not correctly identify changing demographic, economic or lifestyle trends, or the companies that will benefit from such trends. In addition, the Fund faces the following general risks:

o Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o Selection Risk: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o Growth Stocks: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

o Capitalization Risk: To the extent the Fund invests significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

o Interest Rate Risk: Interest rate risk is the chance that the value of the convertible securities the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most fixed-income securities goes down. The price of such a security is also affected by its maturity. Fixed-income securities with longer maturities generally have greater sensitivity to changes in interest rates.


o Foreign Risk: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies.


o Derivative Instruments Risk: Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indexes or assets.

For more information about Foreign and Derivatives Instruments Risk, see "More About the Funds."

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:
o        Investing for long-term goals, such as retirement
o Seeking growth of capital and are willing to accept the risks associated with investing on the basis of anticipated demographic, economic and lifestyle trends

This Fund will not be appropriate for someone:
o        Seeking a stable share price
o        Investing emergency reserves

PERFORMANCE INFORMATION


[Performance Bar Chart and Table to be filed by amendment]


The NAV of the Fund will fluctuate with market conditions.

FEES AND EXPENSES - USAZ AIM Dent Demographic Trends Fund

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher. Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

....Management Fees.......................................................   .85%
         Distribution (12b-1) Fees.......................................   .25%
         Other Expenses.................................................   2.68%
                                                                           -----
         Total Annual Fund Operating Expenses...........................   3.78%
         Fee Waiver (1)..................................................  2.58%
                                                                           -----
         Net Annual Fund Operating Expenses  (1).......................... 1.20%


(1) The Manager and the Fund have entered into a written contract limiting operating expenses to [1.20%] through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.



Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $ 122             $917             $1,730            $ 3,854

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                           USAZ AIM International Equity Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ AIM International Equity Fund is to provide long-term growth of capital. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund seeks to meet its objective by investing in a diversified portfolio of international equity securities whose issuers are considered by the Fund's Subadviser to have strong earnings momentum. Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks and other equity securities. The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. The Fund invests in marketable equity securities of foreign companies that are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. The Fund will normally invest in companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin.

At the present time, the Fund's Subadviser intends to invest no more than 20% of the Fund's total assets in foreign companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign issuers. The Fund may also invest up to 20% of its total assets in high-grade short-term securities and debt securities, including U.S. Government obligations, investment grade corporate bonds, or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies.

The Subadviser focuses on companies that have experienced above-average, long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the Fund will invest, the Subadviser also considers such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations, and the liquidity of a particular security. The Subadviser considers whether to sell a particular security when any of those factors materially changes.

(See "More About the Funds - Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o Selection Risk: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o Growth Stocks: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

o Foreign and Emerging Markets Risks: Because the Fund invests substantially in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These include risks related to different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.

o Credit Risk: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.

o Interest Rate Risk: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

For more information about Foreign and Emerging Markets Risks, see "More About the Funds."

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:
o        Investing for long-term goals, such as retirement
o        Seeking to add an international stock investment to your portfolio
o Seeking capital appreciation and are willing to accept the higher volatility associated with investing in foreign stocks

This Fund will not be appropriate for someone:
o        Seeking safety of principal
o        Seeking a stable share price
o        Investing emergency reserves

PERFORMANCE INFORMATION


[Performance Bar Chart and Table to be filed by amendment]


The NAV of the Fund will fluctuate with market conditions.

FEES AND EXPENSES - USAZ AIM International Equity Fund

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher. Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

....Management Fees.....................................................     .90%
         Distribution (12b-1) Fees.....................................     .25%
         Other Expenses................................................    2.55%
                                                                          ------
         Total Annual Fund Operating Expenses..........................    3.70%
         Fee Waiver (1)................................................    2.45%
                                                                          ------
         Net Annual Fund Operating Expenses  (1).......................    1.25%


(1) The Manager and the Fund have entered into a written contract limiting operating expenses to [1.25%] through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.



Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $ 127             $905             $1,703            $3,791

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                   USAZ Davis NY Venture Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Davis NY Venture Fund is long-term growth of capital. This objective may be changed by the Trustees of the Fund without shareholder approval. Under normal circumstances, the Fund invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion that the Subadviser believes are of high quality and whose shares are selling at attractive prices.

The Subadviser selects companies with the intention of owning their stocks for the long term. The Fund has the ability to invest a limited portion of its assets in companies of any size, to invest in foreign securities, and to invest in non-equity securities. The Subadviser believes that managing risk is the key to delivering superior long-term investment results. Therefore the Subadviser considers how much could potentially be lost on an investment before considering how much might be gained.

(See "More About the Funds - Temporary Defensive Positions")

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.

o Selection Risk: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o Headline Risk: The Subadviser seeks to acquire companies with expanding earnings at value prices. They may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. While the Subadviser researches companies subject to such contingencies, they cannot be correct every time, and the company's stock may never recover.

WHO MAY WANT TO INVEST?

Consider investing in this Fund if you are:
o        Seeking long-term growth of capital
o        More comfortable with established, well-known companies
o        Investing for the long term

This Fund will not be appropriate for someone:
o Worried about the possibility of sharp price swings and dramatic market declines
o        Interested in earning current income o Investing for the short term

PERFORMANCE INFORMATION *

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance for its first full calendar year and since its inception and as compared to broad-based indices.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                           Calendar Year Total Return

                    [BAR CHART GRAPHIC - 2002 RETURN: -24.18]

* Prior to ________, 2004 this Fund was subadvised by Alliance Capital Management, L.P. and was known as the USAZ AllianceBernstein Growth and Income Fund.

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

        Highest (Q4, 2002)......................................%
        Lowest (Q3, 2002).......................................%


                          Average Annual Total Returns

                                            One Year Ended   Since
                               Inception  December 31, 2002 Inception
                              ---------- ------------------ ----------
USAZ Davis NY Venture Fund                        %             %
----------------------------------------------------------------------
Russell 1000 Value Index                          %             %
----------------------------------------------------------------------

The Fund's performance is compared to the Russell 1000 Value Index, an unmanaged index that measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

FEES AND EXPENSES - USAZ Davis NY Venture Fund

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher. Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

....Management Fees....................................................  0.75%
         Distribution (12b-1) Fees....................................   .25%
         Other Expenses...............................................   .93%
                                                                        -----
         Total Annual Fund Operating Expenses.........................  1.93%
         Fee Waiver (1)..............................................   0.83%
                                                                       ------
         Net Annual Fund Operating Expenses  (1)......................  1.10%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to [1.10%] through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $                 $                $                 $

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                    USAZ Dreyfus Premier Small Cap Value Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The USAZ Dreyfus Premier Small Cap Value Fund seeks investment returns that are consistently superior to the Russell 2000(R)Value Index ("Russell 2000 Value"). This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund normally invests at least 80% of its assets in stocks of small U.S. companies. Smaller companies are generally new and often entrepreneurial companies with market capitalizations ranging between $100 million and $3 billion at the time of purchase. The Subadviser uses a disciplined process that combines computer modeling techniques, fundamental analysis and risk management to select undervalued stocks for the Fund. In selecting securities, the Subadviser uses a computer model to identify and rank undervalued stocks. Undervalued stocks are normally characterized by relatively low price-to-earnings and low price-to-book ratios. The model analyzes how a stock is priced relative to its perceived intrinsic value. Then, based on fundamental analysis, the Subadviser generally selects the most attractive of the higher ranked securities, drawing on a variety of sources, including Wall Street research and company management. The Fund's portfolio is constructed so that its sector weightings and risk characteristics are substantially similar to those of the Russell 2000 Value.

The Fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy.

(See "More About the Funds - Temporary Defensive Positions")

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.

o Selection Risk: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o Value Stocks: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.

o Capitalization Risk: Small-cap companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices, and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

o Foreign Risk: Because the Fund invests substantially in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These include risks related to different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.

o Derivative Instruments Risk: The Fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies). A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the Fund's other investments.

For more information about Foreign and Derivative Instruments Risks, see "More About the Funds".

WHO MAY WANT TO INVEST?

Consider investing in this Fund if you are:

o    Investing for long-term goals, such as retirement
o    Seeking long-term growth of capital
o Willing to accept the risk associated with investing in undervalued smaller-capitalization stocks for the potential reward of greater capital appreciation

This Fund will not be appropriate for someone:

o    Seeking to avoid market risk and volatility
o Unwilling to accept the greater risks associated with small capitalization companies
o    Investing for the short-term or investing emergency reserves

PERFORMANCE INFORMATION

This Fund is a new Fund for which a full calendar year's performance is not yet available.

The NAV of the Fund will fluctuate with market conditions.

FEES AND EXPENSES - USAZ Dreyfus Premier Small Cap Value Fund

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher. Please see the contract prospectus for more information regarding the share classes and the additional fees and expenses associated with your variable contract.

Annual Fund Operating Expenses - Class 1
(expenses that are deducted from Fund assets)

         Management Fees.................................................. ---%
         Distribution (12b-1) Fees........................................ .00%
         Other Expenses................................................... ___%
         Total Annual Fund Operating Expenses............................. ___%
         Fee Waiver (1)................................................... ___%
         Net Annual Fund Operating Expenses (1)........................... ___%

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to ____% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.

Annual Fund Operating Expenses - Class 2
(expenses that are deducted from Fund assets)

         Management Fees.................................................. ---%
         Distribution (12b-1) Fees........................................ .25%
         Other Expenses................................................... ___%
         Total Annual Fund Operating Expenses............................. ___%
         Fee Waiver (1)................................................... ___%
         Net Annual Fund Operating Expenses (1)........................... ___%

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to ____% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.

Expense Example - Class 1

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years        5 Years           10 Years
         -----------------------------------------------------------
         $                    $             $                   $

Expense Example - Class 2

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years        5 Years           10 Years
         -----------------------------------------------------------
         $                    $             $                   $

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                               USAZ Capital Appreciation Fund
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Capital Appreciation Fund is long term growth of capital, which it pursues by investing predominantly in the equity securities of a limited number of large, high-quality U.S. companies that are judged likely to achieve superior earnings growth. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund normally invests at least 80% of its net assets in common stocks and other equity securities of U.S. companies with market capitalizations of at least $5 billion at the time of investment. Normally, about 40-60 companies will be represented in the Fund's portfolio, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. The Fund is thus atypical from most equity mutual funds in its focus on a relatively small number of companies.

The Subadviser's investment strategy for the Fund emphasizes stock selection and investment in the securities of a limited number of issuers. The Subadviser relies upon the fundamental analysis and research of its internal research staff, which generally follows a primary research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. An emphasis is placed on identifying companies whose substantially above average prospective earnings growth is not fully reflected in current market valuations.

 During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. The Subadviser thus seeks to gain positive returns in good markets while providing some measure of protection in poor markets, relative to the market's performance.

The Subadviser expects the average market capitalization of companies represented in the Fund's portfolio normally to be in the range of the average market capitalization of companies included in the Standard and Poor's 500 Composite Stock Price Index (the "S&P 500(R) Stock Index"). The Fund may invest up to 20% of its total assets in securities of foreign issuers and 20% of its total assets in convertible securities.

The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.

(See "More About the Funds -- Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. Because the Fund invests in a smaller number of securities than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o Selection Risk: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o Growth Stocks: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.


o Foreign Risk: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies.


o Derivative Instruments Risk: Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indexes or assets.

For more information about Foreign Risk and Derivative Instruments Risk, see "More About the Funds."

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:

o    Investing for long-term goals, such as retirement
o    Seeking to add a large capitalization component to your portfolio
o Seeking long-term growth of capital and are willing to accept the higher volatility associated with investing in growth stocks

This Fund will not be appropriate for someone:

o    Seeking safety of principal
o    Investing for the short-term or investing emergency reserves
o    Looking primarily for regular income

PERFORMANCE INFORMATION *

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance for its first full calendar year and since its inception and as compared to broad-based indices.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                           Calendar Year Total Return

                    [BAR CHART GRAPHIC - 2002 RETURN: -30.70]


* Prior to ________, 2004 this Fund was subadvised by Alliance Capital Management, L.P. and was known as the USAZ AllianceBernstein Large Cap Growth Fund.


Highest and Lowest Quarter Returns (for periods shown in the bar chart)

          Highest  (Q4, 2002).....................................%
          Lowest (Q2, 2002).......................................%


                          Average Annual Total Returns


                                              One Year Ended       Since
                                Inception   December 31, 2003    Inception
                                ---------- --------------------- ----------
USAZ Capital Appreciation Fund                      %                %
------------------------------- ---------- --------------------- ----------
Russell 1000 Growth Index                           %                %
------------------------------- ---------- --------------------- ----------


The Fund's performance is compared to the Russell 1000 Growth Index which is an unmanaged index that measures performance of individual securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.


FEES AND EXPENSES - USAZ Capital Appreciation Fund


Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher. Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

....Management Fees.................................................   -----%
         Distribution (12b-1) Fees...............................     _____%
         Other Expenses...........................................    _____%
                                                                      ------
         Total Annual Fund Operating Expenses.......................  _____%
         Fee Waiver (1)..............................................._____%
                                                                      ------
         Net Annual Fund Operating Expenses  (1)..................... _____%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to [____%] through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.

Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $                  $                $                 $

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                        USAZ Oppenheimer Emerging Growth Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Oppenheimer Emerging Growth Fund is capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund invests mainly in common stock of U.S. companies that the Subadviser believes have above-average growth rates. These may be newer companies or established companies of any capitalization range that the Subadviser believes have favorable growth rates. Such companies are often in the early growth ("emerging growth") phase of their business cycle, which is a period typically marked by rapid growth. The Fund focuses on U.S. companies with small and micro cap market capitalizations. The Fund may buy foreign stocks as well, principally of issuers in developed market countries, but this is not a principal investment strategy.

In selecting securities for the Fund, the Subadviser looks for companies with high growth potential using fundamental analysis of a company's financial statements, interviews with management and analysis of the company's operations and product development, as well as the industry of which the issuer is part. The Subadviser also evaluates research on particular industries, market trends and general economic conditions. In seeking broad diversification of the Fund's portfolio, the Subadviser currently searches primarily for stocks of companies having the following characteristics (although these factors may change over time and may vary in different cases):

o Companies in high-growth market sectors and that are leaders within their sectors
o    Companies with management that has a proven ability to handle rapid growth
o    Companies with innovative products or services
o Companies with rapidly accelerating earnings and what the Subadviser believes are sustainable growth rates

The Subadviser may decide to sell a security in its portfolio if the company no longer exhibits one or more of these characteristics (which may change from time to time), or if the Subadviser finds a better investment opportunity. The Fund is not required to sell a small market capitalization security it owns if the market capitalization of that security grows beyond what the Fund considers to be small.

(See "More About the Funds -- Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o Selection Risk: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o Growth Stocks: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

o Capitalization Risk: Because the Fund invests significantly in small- and micro-cap companies, it has capitalization risk. These companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices, and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.


o Foreign Risk: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies.


For more information about Foreign Risk, see "More About the Funds."


WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:
o        Investing for long-term goals, such as retirement
o        Seeking to add an aggressive growth component to your portfolio
o Seeking capital appreciation and are willing to accept the higher volatility associated with investing in small- and micro-cap growth stocks

This Fund will not be appropriate for someone:
o        Seeking safety of principal
o        Investing for the short-term or investing emergency reserves
o        Looking primarily for regular income

PERFORMANCE INFORMATION


[Performance Bar Chart and Table to be filed by amendment]


The NAV of the Fund will fluctuate with market conditions.

FEES AND EXPENSES - USAZ Oppenheimer Emerging Growth Fund

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher. Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

....Management Fees...................................................    .85%
         Distribution (12b-1) Fees...................................    .25%
         Other Expenses..............................................   1.28%
                                                                        -----
         Total Annual Fund Operating Expenses........................   2.38%
         Fee Waiver (1)..............................................   1.13%
                                                                        -----
         Net Annual Fund Operating Expenses  (1)......................  1.25%


(1) The Manager and the Fund have entered into a written contract limiting operating expenses to [1.25%] through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.



Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $127              $634             $1,168            $2,630

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                  USAZ Oppenheimer Emerging Technologies Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Oppenheimer Emerging Technologies Fund is long-term capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund emphasizes investments in common stocks of U.S. and foreign companies expected to benefit in the long-term from emerging technologies.

The Fund invests mainly in common stocks of U.S. and foreign technology companies believed by the Subadviser to have significant growth potential. The Fund invests in companies without regard to a specific market capitalization range. Under normal market conditions, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in common stocks that the Subadviser believes will benefit from emerging technology. The Fund considers an emerging technology to be new technology or a significant improvement or enhancement of existing technology. For these purposes, an emerging technology company is defined as a company using, producing and/or developing emerging technology products, processes and/or services. The Fund may invest a significant amount of its assets in initial public offerings (IPOs) of certain emerging technology companies. The Fund may invest up to 15% of its assets in private placement or illiquid securities. The Fund may invest up to 15% of its assets in private placement or illiquid securities. The Fund's current focus includes companies involved in:

o        Digital consumer appliances
o        Computer upgrades
o        Defense-related electronics
o        Enterprise and internet system security
o        Medical technology
o        Biotechnology drug development
o        Wireless phone equipment

The types of companies the Subadviser considers to be emerging technology companies can be expected to change over time as developments in technology occur.

The Subadviser uses fundamental analysis, relying on internal and external research and analysis, to look for potentially high-growth emerging technology companies. A growth company or stock is one that is expected by the Subadviser to experience rapid growth from strong sales, strong management and/or dominant market positions.

(See "More About the Funds - Temporary Defensive Positions")

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.

o Selection Risk: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o Growth Stocks: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

o Capitalization Risk: The Fund may invest in stocks of small-cap companies, and therefore it has capitalization risk. Small-cap companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices, and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

o Foreign Risk: Because the Fund invests substantially in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These include risks related to different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.

o Industry Sector Risk: At times, the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

o Risk of Investing in Technology Companies: The value of the Fund's shares is particularly vulnerable to risks affecting technology companies and/or companies having investments in technology. The technology sector historically has had greater stock price fluctuation as compared to the general market. By focusing on the technology sector of the stock market rather than a broad spectrum of companies, the Fund's share price will be particularly sensitive to market and economic events that affect those technology companies. The stock prices of technology companies during the past few years have been highly volatile, largely due to the rapid pace of product change and development within this sector. This phenomenon may also result in future stock price volatility. In addition, technologies that are dependent on consumer demand may be more sensitive to changes in consumer spending patterns. Technology companies focusing on the information and telecommunications sectors may also be subject to international, federal and state regulations and may be adversely affected by changes in those regulations.

o Non-Diversification Risk: The Fund may invest a greater portion of its assets in a more limited number of issuers than a "diversified" fund. As a result, the Fund may be subject to a greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund's shares.

o Initial Public Offerings Risk: The Fund may invest in initial public offerings (IPOs). By definition, securities issued in IPOs have not traded publicly until the time of their offerings. There may be only a limited number of shares available for trading, the market for those securities may be unseasoned, and the issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized.

For more information about Foreign and Emerging Markets Risks, see "More About the Funds".

WHO MAY WANT TO INVEST?

Consider investing in this Fund if you are:

o    Investing in long-term goals, such as retirement
o    Seeking long-term capital appreciation
o Willing to assume the greater risks of share price fluctuations that are typical for an aggressive growth fund focusing on the stocks of emerging technology companies.

This Fund will not be appropriate for someone:

o    Needing current income
o    Seeking safety of principal

PERFORMANCE INFORMATION *

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance for its first full calendar year and since its inception and as compared to broad-based indices.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                           Calendar Year Total Return

                    [BAR CHART GRAPHIC - 2002 RETURN: -41.13]

o Prior to December 8, 2003 this Fund was subadvised by Alliance Capital Management, L.P. and was known as the USAZ AllianceBernstein Technology Fund.

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

           Highest (Q4, 2002)......................................%
           Lowest (Q3, 2002).......................................%


                          Average Annual Total Returns

                                              One Year Ended      Since
                                 Inception   December 31, 2003   Inception
                                 ---------- ------------------- -----------
USAZ Oppenheimer Emerging
 Technologies Fund                                   %                  %
-------------------------------- ---------- ------------------- -----------
Goldman Sachs Technology Index                       %                  %
-------------------------------- ---------- ------------------- -----------


The fund's performance is measured against the Goldman Sachs Technology Index, an unmanaged index that represents the performance of U.S. based technology companies. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

FEES AND EXPENSES - USAZ Oppenheimer Emerging Technologies Fund

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher. Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

....Management Fees..................................................   1.00%
         Distribution (12b-1) Fees.................................     .25%
         Other Expenses.............................................   1.36%
                                                                       -----
         Total Annual Fund Operating Expenses........................  2.61%
         Fee Waiver (1).............................................   1.36%
                                                                       -----
         Net Annual Fund Operating Expenses  (1).....................  1.25%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to [1.25%] through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.

Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $127              $682             $1,263            $2,843

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                 USAZ Oppenheimer Global Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Oppenheimer Global Fund is capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund invests mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically the Fund invests in a number of different countries.

In selecting securities for the Fund, the Subadviser looks primarily for foreign and U.S. companies with high growth potential. The Subadviser uses fundamental analysis of a company's financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part. The Subadviser considers overall and relative economic conditions in the U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The Subadviser currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

o    Stocks of small, medium and large-cap growth-oriented companies worldwide
o    Companies that stand to benefit from global growth trends
o Businesses with strong competitive positions and high demand for their products or services
o Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities

In applying these and other selection criteria, the Subadviser considers the effect of worldwide trends on the growth of various business sectors. The trends currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

(See "More About the Funds -- Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.

o Selection Risk: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o Growth Stocks: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

o Capitalization Risk: Although the Fund invests primarily in mid- and large-cap companies, it may invest in stocks of small-cap companies, and therefore it has capitalization risk. Small-cap companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices, and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

o Foreign and Emerging Markets Risk: Because the Fund invests substantially in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These include risks related to different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.

o Special Situations Risk: Periodically, the Fund might use aggressive investment techniques. These might include seeking to benefit from what the Subadviser perceives to be "special situations", such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not occur, which could have a negative impact on the price of the issuer's securities. The Fund's investment might not produce the expected gains or could incur a loss for the portfolio.

o Industry Sector Risk: At times, the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

For more information about Foreign and Emerging Markets Risks, see "More About the Funds".

WHO MAY WANT TO INVEST?

Consider investing in this Fund if you are:

o    Investing in long-term goals, such as retirement
o    Seeking long-term capital growth from U.S. and foreign investments
o    Willing to assume the risks of short-term share price fluctuations

This Fund will not be appropriate for someone:

o    Looking primarily for regular income
o    Seeking safety of principal

PERFORMANCE INFORMATION

This Fund is a new Fund for which a full calendar year's performance is not yet available.

The NAV of the Fund will fluctuate with market conditions.

FEES AND EXPENSES - USAZ Oppenheimer Global Fund

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher. Please see the contract prospectus for more information regarding the share classes and the additional fees and expenses associated with your variable contract.

Annual Fund Operating Expenses - Class 1
(expenses that are deducted from Fund assets)

         Management Fees.................................................. ---%
         Distribution (12b-1) Fees........................................ .00%
         Other Expenses................................................... ___%
         Total Annual Fund Operating Expenses............................. ___%
         Fee Waiver (1)................................................... ___%
         Net Annual Fund Operating Expenses (1)........................... ___%

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to ____% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.

Annual Fund Operating Expenses - Class 2
(expenses that are deducted from Fund assets)

         Management Fees.................................................. ---%
         Distribution (12b-1) Fees........................................ .25%
         Other Expenses................................................... ___%
         Total Annual Fund Operating Expenses............................. ___%
         Fee Waiver (1)................................................... ___%
         Net Annual Fund Operating Expenses (1)........................... ___%

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to ____% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.

Expense Example - Class 1

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years        5 Years           10 Years
         -----------------------------------------------------------
         $                    $             $                   $

Expense Example - Class 2

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years        5 Years           10 Years
         -----------------------------------------------------------
         $                    $             $                   $

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                               USAZ International Growth Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ International Growth Fund is long-term capital appreciation. It emphasizes investments in common stocks of foreign companies. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund currently invests mainly in common stocks of growth companies that are domiciled outside the U.S. or have their primary operations outside the U.S. The Fund does not limit its investments to issuers within a specific market capitalization range. At times the Fund may invest a substantial portion of its assets in a particular capitalization range. For example, the Fund currently invests a substantial portion of its assets in stocks issued by small- to mid-sized companies.

The Fund can invest in emerging markets as well as developed markets throughout the world, although it may place greater emphasis on investing in one or more particular regions from time to time, such as Asia, Europe or Latin America. It can invest 100% of its assets in foreign securities. Under normal market conditions:

o As a fundamental policy, the Fund will invest at least 65% of its total assets in foreign common and preferred stock of issuers in at least three different countries outside the U.S.

o The Fund will emphasize investments in common stocks of issuers that the Manager considers to be "growth" companies.

The Fund can buy securities convertible into common stock and other securities having equity features. The Fund also can use hedging instruments and certain derivative investments to seek capital appreciation or to try to manage investment risks.

In selecting securities for the Fund, the Subadviser evaluates investment opportunities on a company-by-company basis. The Subadviser looks primarily for foreign companies with high growth potential using a "bottom up" investment approach that is, looking at the investment performance of individual stocks before considering the impact of general or industry economic trends. This approach includes fundamental analysis of a company's financial statements and management structure and analysis of the company's operations and product development, as well as the industry of which the issuer is part.

In seeking diversification of the Fund's portfolio, the Subadviser currently focuses on the factors below, which may vary in particular cases and may change over time. The Subadviser currently searches for:

o Companies that enjoy a strong competitive position and high demand for their products or services.

o    Companies with accelerating earnings growth and cash flow.

o Diversification to help reduce risks of foreign investing, such as currency fluctuations and stock market volatility.

In applying these and other selection criteria, the Subadviser considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from global trends. The trends currently considered include telecommunications/media expansion, emerging consumer markets, infrastructure development, natural resources, corporate restructuring, capital market development, health care and biotechnology, and efficiency enhancing technologies and services. The Subadviser does not invest a fixed amount of the Fund's assets according to these trends and this strategy and the trends that are considered may change over time. The Subadviser monitors individual issuers for changes in the factors above and these changes may trigger a decision to sell a security.

(See "More About the Funds - Temporary Defensive Positions")

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.

o Selection Risk: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o Growth Stocks: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

o Capitalization Risk: The Fund currently invests a substantial portion of its assets in small- to mid- cap companies, and therefore it has capitalization risk. Small-cap companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices, and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

o Foreign and Emerging Markets Risk: Because the Fund invests substantially in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These include risks related to different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.

o Derivative Instruments Risk: Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indexes or assets.

o Hedging Risk: The Fund can buy and sell futures contracts on broadly-based securities indexes and foreign currencies, put and call options, forward contracts and options on futures and broadly-based securities indexes. These are all referred to as "hedging instruments". The Fund does not use hedging instruments for speculative purposes. The Fund has limits on its use of hedging instruments and is not required to use them in seeking its investment objective. The Fund might use forward contracts to hedge foreign currency risks when buying and selling securities. It does not currently use other types of hedging extensively. There are special risks in particular hedging strategies. For example, options trading involves the payment of premiums and can increase portfolio turnover. If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the instrument has increased in value above the call price. If the Subadviser used a hedging instrument at the wrong time or judged market conditions incorrectly, the hedge might fall and the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

For more information about Foreign and Emerging Markets Risks and Derivative Instruments Risk, see "More About the Funds".

(See "More About the Funds - Temporary Defensive Positions".)

WHO MAY WANT TO INVEST?

Consider investing in this Fund if you are:

o    Investing in long-term goals, such as retirement
o    Seeking long-term capital growth from foreign investments
o Willing to assume the greater risks of share price fluctuations that are typical of an aggressive fund focusing on growth stock instruments
o Willing to assume the risks of investing in both emerging and developed foreign countries

This Fund will not be appropriate for someone:

o    Looking primarily for regular income
o    Seeking safety of principal

PERFORMANCE INFORMATION *

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance for its first full calendar year, and since its inception, and as compared to broad-based indices. .

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                           Calendar Year Total Return

                    [BAR CHART GRAPHIC - 2002 RETURN: -13.90]

        Highest and Lowest Quarter Returns (for periods shown in the bar chart)

        Highest (Q4, 2002)......................................%
        Lowest (Q3, 2002).......................................%


                          Average Annual Total Returns

                                               One Year Ended     Since
                                 Inception   December 31, 2003  Inception
                                 ---------- ------------------ -----------------
USAZ  International Growth Fund                      %              %
-------------------------------- ---------- ------------------ -----------------
MSCI EAFE Index                                      %              %
-------------------------------- ---------- ------------------ -----------------
The Fund's performance is compared to the Morgan Stanley Capital International, Europe, Australasia and Far East (MSCI EAFE) Index, an unmanaged capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

* Prior to ________, 2004 this Fund was subadvised by Templeton Investment Counsel, LLC and was known as the USAZ Templeton Developed Markets Fund.

FEES AND EXPENSES - USAZ International Growth Fund

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher. Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

....Management Fees....................................................... ---%
         Distribution (12b-1) Fees....................................... ___%
         Other Expenses.................................................. ___%
                                                                             -
         Total Annual Fund Operating Expenses............................ ___%
         Fee Waiver (1).................................................. ___%
                                                                             -
         Net Annual Fund Operating Expenses (1).......................... ___%

(1) The Manager and the Fund have entered into a written contract limiting operating expenses to ____% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years        5 Years           10 Years
         -----------------------------------------------------------
         $                    $              $                  $

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                            USAZ Oppenheimer Main Street Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Oppenheimer Main Street Fund is a high total return. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund invests mainly in common stocks of U.S. companies of different capitalization ranges, currently focusing on large-capitalization issuers. It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

In selecting securities for the Fund, the Subadviser uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:

o    Multi-factor  quantitative  models:  These  include  a group of  "top-down"
     models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles. A group of "bottom-up" models helps to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.

o    Fundamental research: The Subadviser uses internal research and analysis by
     other  market   analysts,   with  emphasis  on  current  company  news  and
     industry-related events.

o Judgment: The portfolio is then continuously rebalanced by the Subadviser, using the tools described above.

(See "More About the Funds -- Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.

o Selection Risk: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o Foreign Risk: Because the Fund may invest in securities of foreign issuers, it is subject to risks not usually associated with owning securities of U.S. issuers. These include risks related to different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies.

o Credit Risk: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.

o Interest Rate Risk: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

o Security Quality Risk: The Fund may invest in high yield, high risk, debt securities and unrated securities of similar quality. These lower quality securities have speculative characteristics and are more volatile and are more susceptible to credit risk than investment grade securities. Issuers of high yield bonds also may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.

o Derivative Instruments Risk: Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indexes or assets.

For more information about Foreign and Derivative Instruments Risk, see "More About the Funds".

WHO MAY WANT TO INVEST?

Consider investing in this Fund if you are:

o    Investing in long-term goals, such as retirement
o    Willing to assume the risks of short-term share price fluctuations

This Fund will not be appropriate for someone:

o    Looking primarily for regular income
o    Seeking safety of principal

PERFORMANCE INFORMATION

This Fund is a new Fund for which a full calendar year's performance is not yet available.

The NAV of the Fund will fluctuate with market conditions.

FEES AND EXPENSES - USAZ Oppenheimer Main Street Fund

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher. Please see the contract prospectus for more information regarding the share classes and the additional fees and expenses associated with your variable contract.

Annual Fund Operating Expenses - Class 1
(expenses that are deducted from Fund assets)

         Management Fees.................................................. ---%
         Distribution (12b-1) Fees........................................ .00%
         Other Expenses................................................... ___%
         Total Annual Fund Operating Expenses............................. ___%
         Fee Waiver (1)................................................... ___%
         Net Annual Fund Operating Expenses (1)........................... ___%

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to ____% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.

Annual Fund Operating Expenses - Class 2
(expenses that are deducted from Fund assets)

         Management Fees.................................................. ---%
         Distribution (12b-1) Fees........................................ .25%
         Other Expenses................................................... ___%
         Total Annual Fund Operating Expenses............................. ___%
         Fee Waiver (1)................................................... ___%
         Net Annual Fund Operating Expenses (1)........................... ___%

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to ____% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.

Expense Example - Class 1

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years        5 Years           10 Years
         -----------------------------------------------------------
         $                    $             $                   $

Expense Example - Class 2

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years        5 Years           10 Years
         -----------------------------------------------------------
         $                    $             $                   $

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                          USAZ PIMCO NFJ Small Cap Value Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ PIMCO NFJ Small Cap Value Fund is long-term growth of capital and income. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by normally investing at least 80% of its assets in companies with market capitalization of between $100 million and $3.5 billion at the time of investment. The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. The Fund invests a significant portion of its assets in common stocks of companies with below-average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) common stocks.

NFJ Investment Group LP and PIMCO Advisors Retail Holdings LLC act as Subadviser for the Fund.

The Fund's initial selection universe consists of approximately 4,500 stocks of companies within the Fund's capitalization range. The Subadviser screens this universe to identify approximately 500 undervalued stocks representing approximately 160 industry groups. This screening process is based on a number of valuation factors, including P/E ratios and price-to-sales, price-to-book value, and price-to-cash flow ratios. These factors are considered both on a relative basis (compared to other stocks in the same industry group) and on an absolute basis (compared to the overall market).

From this narrowed universe, the Subadviser selects approximately 100 stocks for the Fund, each of which has close to equal weighting in the portfolio. The selection is based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings-per-share estimates and revisions to those estimates), relative dividend yields and trading liquidity. The Fund's portfolio is also structured to have a weighting of no more than 10% in any one industry. The Subadviser may replace a stock if its market capitalization becomes excessive, if its valuation exceeds the average valuation of stocks represented in the S&P 500 Index, or when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

The Fund may utilize options and other derivative instruments (such as stock index futures contracts) primarily for risk management and hedging purposes. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in investment-grade debt securities, cash and cash equivalents. This would be inconsistent with the Fund's investment objective and principal strategies.

(See "More About the Funds - Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o Selection Risk: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o Credit Risk: Credit risk is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

o Value Stocks: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.

o Capitalization Risk: Because the Fund invests significantly in small-cap companies, it has capitalization risk. These companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

o Derivative Instruments Risk: Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indexes or assets.

For more information about Derivative Instruments Risk, see "More About the Funds".

WHO MAY WANT TO INVEST?

Consider investing in this fund if you are:

o        Investing for long-term goals, such as retirement
o Seeking long-term growth of capital and income and are willing to accept the risk associated with investing in undervalued smaller-capitalization stocks for the potential reward of greater capital appreciation

This Fund will not be appropriate for someone:

o        Seeking to avoid market risk and volatiltiy
o        Investing for the short-term or investing emergency reserves

PERFORMANCE INFORMATION


[Performance Bar Chart and Table to be filed by amendment]


The NAV of the Fund will fluctuate with market conditions.

FEES AND EXPENSES - USAZ PIMCO NFJ Small Cap Value Fund

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher. Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

....Management Fees...............................................  0.75%
         Other Expenses............................................1.68%
                                                                   -----
         Total Annual Fund Operating Expenses..................... 2.43%
         Fee Waiver (1)........................................... 1.18%
                                                                  ------
         Net Annual Fund Operating Expenses (1)..................  1.25%


(1) The Manager and the Fund have entered into a written contract limiting operating expenses to [1.25%] through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.



Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $127              $645             $1,189            $2,676

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                        USAZ PIMCO PEA Growth and Income Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ PIMCO PEA Growth and Income Fund is long-term growth of capital; current income is a secondary objective. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund seeks to achieve its investment objective by normally investing at least 65% of its total assets in securities of companies with market capitalizations of at least $1 billion at the time of investment. The Fund may invest up to 75% of its total assets in securities selected for their growth potential. The Fund will normally invest at least 25% of its total assets in securities selected for their income potential, including dividend-paying common stocks, preferred stocks, corporate bonds, convertible securities and real estate investment trusts (REITs).

When selecting securities for the Fund's "growth" segment, the Subadviser seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the Subadviser seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund's Subadviser may choose to sell a stock in the "growth" segment when it believes that the company's earnings will be disappointing or that market sentiment on the company will turn negative. The Subadviser will also consider selling a stock if the company does not meet the Subadviser's estimates on revenues and/or earnings, or if an alternative investment is deemed to be more attractive.

When selecting securities for the Fund's "income" segment, the Subadviser seeks to identify "value"-type companies with strong operating fundamentals that offer potential for capital appreciation and that also have a dividend yield in excess of the yield on the S&P 500(R) Stock Index. The Subadviser may replace an "income" security when another security with a similar risk-to-reward profile offering either better potential for capital appreciation or a higher yield than the Fund's current holding. To achieve its income objective, the Fund may also invest to a limited degree in preferred stocks, convertible securities and REITs. The Fund may invest up to 10% of its total assets in corporate bonds, which will typically consist of investment grade securities of varying maturities but may also include high yield securities ("junk bonds") rated at least B by Standard & Poor's Rating Services ("S&P") or Moody's Investors Service, Inc. ("Moody's") or, if unrated, determined by the Subadviser to be of comparable quality.

The Fund may invest up to 15% of its total assets in foreign securities, except that it may invest without limit in ADRs.

(See "More About the Funds -- Temporary Defensive Positions".)


PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o Selection Risk: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o Growth Stocks: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

o Value Stocks: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.

o Capitalization Risk: To the extent the Fund invests significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

o Credit Risk: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.

o Security Quality Risk: The Fund may invest in high yield, high risk debt securities and unrated securities of similar quality. These lower quality securities have speculative characteristics and are more volatile and are more susceptible to credit risk than investment grade securities. Issuers of high yield bonds also may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.

o Interest Rate Risk: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.


o Foreign Risk: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies.


For more information about Foreign Risk, see "More About the Funds."

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:
o        Investing for long-term goals, such as retirement
o        Seeking income and growth of capital
o Pursuing a balanced approach to investments in both growth-and income-producing securities and willing to accept the risks associated with investing in mid to large cap stocks

This Fund will not be appropriate for someone:
o        Pursuing an aggressive high growth investment strategy
o        Seeking a stable share price
o        Investing emergency reserves

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance for its first full calendar year and since its inception and as compared to broad-based indices.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                           Calendar Year Total Return

                    [BAR CHART GRAPHIC - 2002 RETURN: -18.88]

      Highest and Lowest Quarter Returns (for periods shown in the bar chart)

           Highest (Q4, 2002)..................................1.97%
           Lowest (Q3, 2002).................................-14.41%

                          Average Annual Total Returns

                                                    One Year Ended    Since
                                       Inception  December 31, 2002 Inception
                                       --------- ------------------ ---------
USAZ PIMCO PEA Growth and Income Fund  11/5/2001       -18.88%       -15.41%
-------------------------------------- --------- ------------------ ---------
S&P 500 Stock Index                                    -22.09%       -13.34%
-------------------------------------- --------- ------------------ ---------

The Fund's performance is compared to the S&P 500 Stock Index, an unmanaged index that represents the performance of the large-capitalization equity market. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.


FEES AND EXPENSES - USAZ PIMCO PEA Growth and Income Fund

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher. Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

....Management Fees..................................................    .75%
         Distribution (12b-1) Fees..................................    .25%
         Other Expenses.............................................   1.30%
                                                                    --------
         Total Annual Fund Operating Expenses........................  2.30%
         Fee Waiver (1).............................................   1.20%
                                                                    --------
         Net Annual Fund Operating Expenses  (1).....................  1.10%


(1) The Manager and the Fund have entered into a written contract limiting operating expenses to [1.10%] through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.



Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $112              $603             $1,121            $2,543

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                              USAZ PIMCO PEA Renaissance Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ PIMCO PEA Renaissance Fund is long-term growth of capital and income. This objective may be changed by the Trustees of the Fund without shareholder approval. In pursuit of its objective, the Fund normally invests at least 65% of its total assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) stocks.

The Subadviser selects stocks for the Fund using a "value" style. The Subadviser invests primarily in common stocks of companies having below-average valuations whose business fundamentals, such as market share, strength of management and competitive position, are expected to improve. The Subadviser determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The Subadviser analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The Subadviser looks to sell a stock when it believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its total assets in foreign securities, except that it may invest without limit in American Depositary Receipts (ADRs).

(See "More About the Funds - Temporary Defensive Positions".)


PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o Selection Risk: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o Value Stocks: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.

o Capitalization Risk: Because the Fund invests significantly in mid-capitalization companies, it will have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.


o Foreign Risk: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies.


For more information about Foreign Risk, see "More About the Funds."


WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:

o    Investing for long-term goals, such as retirement
o    Seeking to add a mid-cap value stock component to your portfolio
o Seeking long-term growth of capital and income and are willing to accept the risks associated with investing in mid-cap value stocks

This Fund will not be appropriate for someone:

o    Seeking safety of principal
o    Investing for the short-term or investing emergency reserves
o    Looking primarily for regular income

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance for its first full calendar year and since its inception and as compared to broad-based indices.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                           Calendar Year Total Return

                    [BAR CHART GRAPHIC - 2002 RETURN: -25.08]

       Highest and Lowest Quarter Returns (for periods shown in the bar chart)

      Highest (Q4, 2002).................................15.59%
      Lowest (Q3, 2002).................................-29.57%

                          Average Annual Total Returns

                                               One Year Ended       Since
                                 Inception   December 31, 2002    Inception
                                ----------- --------------------- ---------
USAZ PIMCO PEA Renaissance Fund  11/5/2001        -25.08%          -15.30%
------------------------------- ----------- --------------------- ---------
Russell MidCap Value Index                         -9.64%           0.59%
------------------------------- ----------- --------------------- ---------

The Fund's performance is compared to the Russell MidCap Value Index, an unmanaged index that measures performance of the securities found in the Russell Midcap universe, with reduced price-to-book ratios and reduced forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.


FEES AND EXPENSES - USAZ PIMCO PEA Renaissance Fund

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher. Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

....Management Fees...................................................   .75%
         Distribution (12b-1) Fees...................................   .25%
         Other Expenses...............................................  .40%
                                                                      ------
         Total Annual Fund Operating Expenses.......................   1.40%
         Fee Waiver (1)...............................................  .30%
                                                                      ------
         Net Annual Fund Operating Expenses (1)......................  1.10%


(1) The Manager and the Fund have entered into a written contract limiting operating expenses to [1.10%] through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.



Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $112              $414             $737              $1,654

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                    USAZ PIMCO PEA Value Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ PIMCO PEA Value Fund is long-term growth of capital and income. This objective may be changed by the Trustees of the Fund without shareholder approval. In pursuit of its objective, the Fund normally invests at least 65% of its total assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

The Subadviser selects stocks for the Fund using a "value" style. The Subadviser determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The Subadviser analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The Subadviser looks to sell a stock when it believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its total assets in foreign securities, except that it may invest without limit in ADRs.

 (See "More About the Funds - Temporary Defensive Positions".)


PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o Selection Risk: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o Value Stocks: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.

o Capitalization Risk: Because the Fund invests in mid-capitalization companies, it will have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.


o Foreign Risk: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies.


For more information about Foreign Risk, see "More About the Funds."


WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:
o        Investing for long-term goals, such as retirement
o        Seeking to add a mid to large cap, value component to your portfolio
o Seeking long-term growth of capital and income and are willing to accept the risks associated with investing in mid to large cap value stocks

This Fund will not be appropriate for someone:
o        Seeking safety of principal
o        Investing for the short-term or investing emergency reserves
o        Looking primarily for regular income

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance for its first full calendar year and since its inception and as compared to broad-based indices.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                           Calendar Year Total Return

                    [BAR CHART GRAPHIC - 2002 RETURN: -24.90]

       Highest and Lowest Quarter Returns (for periods shown in the bar chart)

      Highest (Q4, 2002).................................14.57%
      Lowest (Q3, 2002).................................-28.05%

                          Average Annual Total Returns

                                          One Year Ended            Since
                            Inception   December 31, 2002         Inception
                            ---------- --------------------- ---------------
USAZ PIMCO PEA Value Fund   11/5/2001        -24.90%               -15.52%
--------------------------- ---------- --------------------- ---------------
Russell 1000 Value Index                     -15.52%                -7.34%
--------------------------- ---------- --------------------- ---------------

The Fund's performance is compared to the Russell 1000 Value Index, an unmanaged index that measures performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

FEES AND EXPENSES - USAZ PIMCO PEA Value Fund

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher. Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

....Management Fees............................................    .75%
         Distribution (12b-1) Fees.............................   .25%
         Other Expenses.........................................  .78%
                                                                ------
         Total Annual Fund Operating Expenses.................   1.78%
         Fee Waiver (1)........................................   .68%
                                                               -------
         Net Annual Fund Operating Expenses (1)................  1.10%


(1) The Manager and the Fund have entered into a written contract limiting operating expenses to [1.10%] through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.



Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $112              $494             $901              $2,038

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                       USAZ Money Market Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Money Market Fund is current income consistent with stability of principal, which may not be changed without shareholder approval.

The Fund invests substantially all of its total assets in a diversified and liquid portfolio of high quality, money market investments, including:

o    U.S. Government securities;

o Certificates of deposits, time deposits, bankers' acceptances and other short-term instruments issued by U.S. or foreign banks;

o U.S. and foreign commercial paper and other short-term corporate debt obligations, including those with floating rate or variable rates of interest;

o Obligations issued or guaranteed by one or more foreign governments or their agencies, including supranational entities;

o    Loan participation interests;

o    Asset backed securities; and

o Repurchase agreements collateralized by the types of securities described above.

The Fund is required to invest at least 95% of its total assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating. The Fund is subject to certain federal rules which require it to:

o    maintain an average dollar-weighted portfolio maturity of 90 days or less

o buy individual securities that have remaining maturities of 397 days or less

o    invest only in high-quality, dollar-denominated, short-term obligations.

PRINCIPAL INVESTMENT RISKS

The Fund is not guaranteed to maintain a constant net asset value of $1.00 per share, and it is possible to lose money by investing in the Fund.

o Interest Rate Risk: This is the risk that changes in interest rates will affect the value of the Fund's investments in income-producing or debt securities. Increases in interest rates may cause the value of the Fund's investments to decline.

o Credit Risk: Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

o Income Risk: Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.

o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

Consider investing in the Money Market Fund if you:
o        Are seeking preservation of capital
o        Have a low risk tolerance
o        Have a short term investing horizon or goal

The Money Market Fund will not be appropriate for anyone:
o        Seeking high total returns
o        Pursuing a long-term goal or investing for retirement

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance for its first two full calendar years and since its inception and as compared to broad-based indices.

Both the bar chart and the table assume reinvestment of dividends and distributions and reflect voluntary fee reductions. Without voluntary fee reductions, the Fund's performance would have been lower.

You can obtain the Fund's current 7-day yield by calling 1-800-542-5427.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                           Calendar Year Total Return

                    [BAR CHART GRAPHIC - 2002 RETURN: 0.84]

       Highest and Lowest Quarter Returns (for periods shown in the bar chart)

         Highest (Q1, 2001)..................................1.22%
         Lowest (Q4, 2002)...................................0.16%


    Average Annual Total Returns

                                          One Year Ended       Since
                             Inception   December 31, 2002    Inception
                            ----------- --------------------- ----------
USAZ Money Market Fund       2/1/2000          0.84%            3.18%
--------------------------- ----------- --------------------- ----------
3 Month U.S. Treasury Bill                     1.78%            3.86%
--------------------------- ----------- --------------------- ----------

The Fund's performance is compared to the 3 month U.S. Treasury Bill and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

FEES AND EXPENSES - USAZ Money Market Fund

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher. Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

....Management Fees...................................................    .35%
         Distribution (12b-1) Fees...................................    .25%
         Other Expenses..............................................    .27%
                                                                      -------
         Total Annual Fund Operating Expenses (1)......................  .87%


(1) The Manager and the Fund have entered into a written contract limiting operating expenses to [.87%] through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $89               $284             $496              $1,105

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                       USAZ Van Kampen Aggressive Growth Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Van Kampen Aggressive Growth Fund is capital growth. This objective may be changed by the Trustees of the Fund without shareholder approval. In pursuit of its objective, the Fund normally invests at least 65% of its total assets in common stocks or other equity securities, including preferred stocks and convertible securities, that the Fund's Subadviser believes have an above-average potential for capital growth.


In selecting securities for investment, the Fund focuses primarily on equity securities of small and medium-sized companies, although the Fund may invest its assets in securities of large-sized companies that the Subadviser believes have an above-average potential for capital growth. Under current market conditions, the Fund's Subadviser generally defines small- and medium-sized companies by reference to those companies within or below the capitalization range of companies represented in the Russell MidCap Growth Index.


The Fund's primary approach is to seek what the Fund's Subadviser believes to be attractive growth opportunities on an individual company basis. The Fund's Subadviser uses a "bottom-up" disciplined style of investing that emphasizes the analysis of individual stocks rather than economic and market cycles. The Fund focuses on those companies that exhibit rising earnings expectations or rising valuations. In selecting securities for investment, the Fund generally seeks companies that appear to be positioned to produce an attractive level of future earnings through the development of new products, services or markets or as a result of changing markets or industry conditions.

The Fund does not limit its investments to any single group or type of security. The Fund may invest in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, markets or resources or unusual developments, such as mergers, liquidations, bankruptcies or leveraged buyouts.

The Fund generally sells securities when earnings expectations or valuations flatten or decline. Other factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

The Fund may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.

(See "More About the Funds - Temporary Defensive Positions".)


PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o Selection Risk: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o Growth Stocks: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

o Capitalization Risk: To the extent the Fund invests significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.


o Foreign and Emerging Markets Risks: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.


o Derivative Instruments Risk: Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indexes or assets.

For more information about Foreign and Emerging Markets Risks and Derivative Instruments Risk, see "More About the Funds."

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:

o    Investing for long-term goals, such as retirement
o    Seeking to add an aggressive growth component to your portfolio
o    Seeking  capital   appreciation  and  are  willing  to  accept  the  higher
     volatility associated with investing in small- and mid-cap growth stocks

This Fund will not be appropriate for someone:

o    Seeking safety of principal
o    Investing for the short-term or investing emergency reserves
o    Looking primarily for regular income

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance for its first full calendar year and since its inception and as compared to broad-based indices.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                           Calendar Year Total Return

                    [BAR CHART GRAPHIC - 2002 RETURN: -32.35]


      Highest and Lowest Quarter Returns (for periods shown in the bar chart)

     Highest (Q4, 2002).................................-3.35%
     Lowest (Q3, 2002).................................-15.12%


                          Average Annual Total Returns

                                                     One Year Ended    Since
                                        Inception  December 31, 2002 Inception
                                        --------- ------------------ ----------
USAZ Van Kampen Aggressive Growth Fund  5/1/2001        -32.35%       -30.23%
--------------------------------------- --------- ------------------ ----------
Russell MidCap Growth Index                             -27.41%       -21.84%
--------------------------------------- --------- ------------------ ----------

The Fund's performance is compared to the Russell Midcap Growth Index and the Russell 2500 Growth Index. The Russell Midcap Growth Index measures the performance of individual securities found in the Russell Midcap universe with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Growth Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index. These indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

FEES AND EXPENSES - USAZ Van Kampen Aggressive Growth Fund

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher. Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

....Management Fees...................................................   .90%
         Distribution (12b-1) Fees...................................   .25%
         Other Expenses................................................1.97%
                                                                       -----
         Total Annual Fund Operating Expenses........................  3.12%
         Fee Waiver (1).............................................   1.87%
                                                                    --------
         Net Annual Fund Operating Expenses (1)......................  1.25%


(1) The Manager and the Fund have entered into a written contract limiting operating expenses to [1.25%] through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $127              $787             $1,472            $3,299

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                USAZ Van Kampen Comstock Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Van Kampen Comstock Fund is to seek capital growth and income through investing in equity securities, including common stocks, preferred stocks and convertible securities. This objective may be changed by the Trustees of the Fund without shareholder approval. In pursuit of its objective, the Fund normally invests at least 80% of its net assets in common stocks. In selecting securities for investment, the Fund focuses primarily on the security's potential for capital growth and income.

The Fund emphasizes a "value" style of investing in seeking well-established, undervalued companies. The Fund's Subadviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Fund may invest in issuers of small-, medium- or large-capitalization companies.

The Fund may dispose of a security whenever, in the opinion of the Fund's Subadviser, factors indicate it is desirable to do so. Such factors include changes in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, change in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

The Fund may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase or sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.

 (See "More About the Funds - Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o Selection Risk: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o Value Stocks: A "value" style of investing emphasizes undervalued companies with characteristics that might lead to improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.

o Capitalization Risk: To the extent the Fund invests significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.


o Foreign and Emerging Markets Risks: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investments in developed countries.


o Derivative Instruments Risk: Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indexes or assets.

For more information about Foreign and Emerging Markets Risks and Derivative Instruments Risk, see "More About the Funds."


WHO MAY WANT TO INVEST?

Consider  investing in the Fund if you are:


o    Seeking capital growth and income over the long term
o    Investing for long-term goals, such as retirement
o    Seeking to add a value stock component to your portfolio
o    Can withstand volatility in the value of their investment


This Fund will not be appropriate for someone:

o    Seeking safety of principal
o    Investing for the short-term or investing emergency reserves
o    Looking primarily for regular income

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance for its first full calendar year and since its inception and as compared to broad-based indices.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                           Calendar Year Total Return

                    [BAR CHART GRAPHIC - 2002 RETURN: -19.87]

    Highest and Lowest Quarter Returns (for periods shown in the bar chart)

   Highest (Q4, 2002).................................10.59%
   Lowest (Q3, 2002).................................-18.94%


                          Average Annual Total Returns


                                               One Year Ended     Since
                                Inception   December 31, 2002    Inception
                                ---------- --------------------- ----------
USAZ Van Kampen Comstock Fund   5/1/2001         -19.87%          -15.40%
------------------------------- ---------- --------------------- ----------
S&P Stock Index                                  -22.09%          -17.72%
------------------------------- ---------- --------------------- ----------
S&P/BARRA Value Index                            -20.85%          -19.26%
------------------------------- ---------- --------------------- ----------


The Fund's performance is compared to the S&P 500 Stock Index and the S&P/BARRA Value Index. The S&P 500 Stock Index represents the performance of the large-capitalization equity market. The S&P/BARRA Value Index consists of firms with lower price-to-book ratios. The indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

FEES AND EXPENSES - USAZ Van Kampen Comstock Fund

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher. Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

....Management Fees................................................   .775%
         Distribution (12b-1) Fees..............................      .25%
         Other Expenses...........................................   .455%
                                                                  --------
         Total Annual Fund Operating Expenses.....................   1.48%
         Fee Waiver (1)............................................   .28%
                                                                       ---
         Net Annual Fund Operating Expenses (1)....................  1.20%


(1) The Manager and the Fund have entered into a written contract limiting operating expenses to [1.20%] through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.



Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $122              $440             $781              $1,744

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                         USAZ Van Kampen Emerging Growth Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Van Kampen Emerging Growth Fund is long-term capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval. In pursuit of its objective, the Fund normally invests at least 65% of its total assets in common stocks of emerging growth companies. The Fund may invest up to 25% of its total assets in foreign securities (not including ADRs, American Depositary Shares ("ADSs"), or U.S. dollar-denominated securities of foreign issuers but including emerging market securities). The Fund may also use derivative instruments, such as options and futures.

The Subadviser will consider selling securities when it determines that such securities would no longer meet its criteria for purchase or when alternative investments become more attractive.

(See "More About the Funds - Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o Selection Risk: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o Growth Stocks: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.


o Foreign and Emerging Markets Risks: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.


o Derivative Instruments Risk: Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indexes or assets.

For more information about Foreign and Emerging Markets Risks and Derivative Instruments Risk, see "More About the Funds."


WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:

o    Investing for long-term goals, such as retirement
o Seeking long-term capital appreciation and willing to accept higher volatility associated with investing in growth stocks

This Fund will not be appropriate for someone:

o    Seeking safety of principal
o    Investing for the short-term or investing emergency reserves
o    Looking primarily for regular income

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance for its first full calendar year and since its inception and as compared to broad-based indices. .

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                           Calendar Year Total Return

                    [BAR CHART GRAPHIC - 2002 RETURN: -32.32]

     Highest and Lowest Quarter Returns (for periods shown in the bar chart)

    Highest (Q4, 2002).................................-2.65%
    Lowest (Q3, 2002).................................-14.99%


                          Average Annual Total Returns

                                                   One Year Ended       Since
                                     Inception   December 31, 2002    Inception
                                     ---------- --------------------- ---------
USAZ Van Kampen Emerging Growth Fund 5/1/2001         -32.32%          -24.59%
------------------------------------ ---------- --------------------- ---------
Russell 1000 Growth Index                             -27.88%          -23.20%
------------------------------------ ---------- --------------------- ---------

The Fund's performance is compared to the Russell 1000 Growth Index, an unmanaged index that measures performance of individual securities found in the Russell universe with higher price-to-book and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

FEES AND EXPENSES - USAZ Van Kampen Emerging Growth Fund

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher. Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

....Management Fees..............................................    .85%
         Distribution (12b-1) Fees..............................    .25%
         Other Expenses..........................................   .97%
                                                                 -------
         Total Annual Fund Operating Expenses....................  2.07%
         Fee Waiver (1)...........................................  .97%
                                                                  ------
         Net Annual Fund Operating Expenses (1)..................  1.10%


(1) The Manager and the Fund have entered into a written contract limiting operating expenses to [1.10%] through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.



Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $112              $555             $1,024            $2,323

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                       USAZ Van Kampen Equity and Income Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Van Kampen Equity and Income Fund is to seek the highest possible income consistent with safety of principal. Long-term growth of capital is an important secondary objective. This objective may be changed by the Trustees of the Fund without shareholder approval.

Under normal market conditions, the Fund invests at least 65% of its total assets in income-producing equity securities. The Subadviser seeks to achieve the Fund's investment objectives by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities.

The Fund emphasizes a value style of investing, seeking well-established, undervalued companies that the Fund's Subadviser believes offer the potential for income with safety of principal and long-term growth of capital. Portfolio securities are typically sold when the assessments of the Fund's Subadviser of the income or growth potential of such securities materially change.

The Fund may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

(See "More About the Funds -- Temporary Defensive Positions".)

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.

o Selection Risk: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o Value Stocks: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject o the risk that the valuations never improve or that the return on "value" equity securities is less than returns on other styles of investing, or the overall stock market.

o Foreign Risk: Because the Fund may invest in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These include risks related to different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies.

o Credit Risk: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.

o Derivative Instruments Risk: Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indexes or assets.

o Income Risk: Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.

o Call Risk: If interest rates fall, it is possible that issuers of callable securities held by the Fund will call or prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund's income and distributions to shareholders and termination of any conversion option on convertible securities.

For more information about Foreign Risks and Derivative Instruments Risks, see "More About the Funds".

WHO MAY WANT TO INVEST?

Consider investing in this Fund if you are:

o    Seeking a high level of income
o    Seeking to grow your capital over the long-term
o    Able to withstand volatility in the value of the shares of the Fund
o Looking for a fund that emphasizes a value style of investing and invests primarily in income-producing equity instruments and debt securities

This Fund will not be appropriate for someone:

o    Seeking a short-term investment
o    Investing in emergency reserves

PERFORMANCE INFORMATION

This Fund is a new Fund for which a full calendar year's performance is not yet available.

The NAV of the Fund will fluctuate with market conditions.

FEES AND EXPENSES - USAZ Van Kampen Equity and Income Fund

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher. Please see the contract prospectus for more information regarding the share classes and the additional fees and expenses associated with your variable contract.

Annual Fund Operating Expenses - Class 1
(expenses that are deducted from Fund assets)

         Management Fees.................................................. ---%
         Distribution (12b-1) Fees........................................ .00%
         Other Expenses................................................... ___%
         Total Annual Fund Operating Expenses............................. ___%
         Fee Waiver (1)................................................... ___%
         Net Annual Fund Operating Expenses (1)........................... ___%

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to ____% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.

Annual Fund Operating Expenses - Class 2
(expenses that are deducted from Fund assets)

         Management Fees.................................................. ---%
         Distribution (12b-1) Fees........................................ .25%
         Other Expenses................................................... ___%
         Total Annual Fund Operating Expenses............................. ___%
         Fee Waiver (1)................................................... ___%
         Net Annual Fund Operating Expenses (1)........................... ___%

(1) Based on estimated fees and expenses for the current fiscal year, the Manager and the Fund have entered into a written contract limiting operating expenses to ____% through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.

Expense Example - Class 1

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years        5 Years           10 Years
         -----------------------------------------------------------
         $                    $             $                   $

Expense Example - Class 2

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years        5 Years           10 Years
         -----------------------------------------------------------
         $                    $             $                   $

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                        USAZ Van Kampen Global Franchise Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Van Kampen Global Franchise Fund is to seek to achieve long-term capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its investment objective by investing primarily in a non-diversified portfolio of publicly traded equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Fund's Subadviser emphasizes individual stock selection and seeks to identify securities of issuers located throughout the world, including both developed and emerging market countries, that meet its investment criteria. Under normal market conditions, the Subadviser invests at least 65% of its total assets in securities of issuers from at least three different countries, which may include the United States.

The Subadviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable management, and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Fund is based on the Subadviser's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.


The Subadviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Subadviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Fund may concentrate its holdings in a relatively small number of companies and may invest in up to 25% of its assets in a single industry. The Subadviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment may improve the Fund's valuation and/or quality.


The Subadviser may invest in certain derivative instruments, such as options, futures, options on futures and currency related transactions, and may use certain techniques, such as hedging, to manage the risks of investing in foreign and emerging markets. However, the Subadviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.


(See "More About the Funds -- Temporary Defensive Positions".)


PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o Selection Risk: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o Value Stocks: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.


o Capitalization Risk: To the extent the Fund invests significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.


o Foreign and Emerging Markets Risks: Because the Fund invests substantially in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These include risks related to different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.

o Non-Diversification Risk: The Fund may invest a greater portion of its assets in a more limited number of issuers than a "diversified" fund. As a result, the Fund may be subject to a greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund's shares.

o Derivative Instruments Risk: Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indexes or assets.

For more information about Foreign and Emerging Markets Risk and Derivative Instruments Risk, see "More About the Funds."

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:

o    Seeking capital appreciation over the long-term
o    Are not seeking current income from your investment
o Are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers throughout the world, including emerging market countries
o    Can withstand the volatility in the value of your shares in the Fund
o    Investing for long-term goals, such as retirement

This Fund will not be appropriate for someone:

o    Seeking safety of principal
o    Investing for the short-term or investing emergency reserves
o    Looking primarily for regular income

PERFORMANCE INFORMATION


[Performance Bar Chart and Table to be filed by amendment]


The NAV of the Fund will fluctuate with market conditions.

FEES AND EXPENSES - USAZ Van Kampen Global Franchise Fund

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher. Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

....Management Fees....................................................  0.95%
         Other Expenses.................................................1.68%
                                                                        -----
         Total Annual Fund Operating Expenses.........................  2.63%
         Fee Waiver (1)..............................................   1.28%
                                                                        -----
         Net Annual Fund Operating Expenses (1).......................  1.35%


(1) The Manager and the Fund have entered into a written contract limiting operating expenses to [1.35%] through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.



Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $137              $696             $1,281            $2,869

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                       USAZ Van Kampen Growth and Income Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the USAZ Van Kampen Growth and Income Fund is income and long-term growth of capital. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund normally invests at least 65% of its total assets in income-producing equity securities, including common stocks and convertible securities although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by S&P or by Moody's.


In selecting securities for investment the Fund will focus primarily on the security's potential for income and capital growth. The Fund's Subadviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. The Fund's Subadviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company. Although focusing on larger capitalization companies, the Fund may invest in securities of small- or medium-sized companies.


The Fund may dispose of a security whenever, in the opinion of the Fund's Subadviser, factors indicate it is desirable to do so. Such factors include change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

The Fund may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.

(See "More About the Funds - Temporary Defensive Positions".)


PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o Selection Risk: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o Value Stocks: A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing, or the overall stock market.

o Capitalization Risk: To the extent the Fund invests in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

o Credit Risk: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund's shares.

o Interest Rate Risk: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.


o Foreign and Emerging Markets Risks: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investing in foreign issuers generally.


o Derivative Instruments Risk: Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indexes or assets.

For more information about Foreign and Emerging Markets Risks and Derivative Instruments Risk, see "More About the Funds."


WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:

o    Investing for long-term goals, such as retirement
o    Seeking income and growth of capital
o Pursuing a balanced approach to "value" investments in both growth- and income-producing securities

This Fund will not be appropriate for someone:

o    Pursuing an aggressive high growth investment strategy
o    Seeking a stable share price
o    Investing emergency reserves

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance for its first full calendar year and since its inception and as compared to broad-based indices.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                           Calendar Year Total Return

                    [BAR CHART GRAPHIC - 2002 RETURN: -14.71]

       Highest and Lowest Quarter Returns (for periods shown in the bar chart)

      Highest (Q4, 2002)..................................8.20%
      Lowest (Q3, 2002).................................-17.75%


                          Average Annual Total Returns

                                                      One Year Ended    Since
                                        Inception   December 31, 2002 Inception
                                        ---------- ------------------ ---------
USAZ Van Kampen Growth and Income Fund  5/1/2001         -14.71%       -10.40%
--------------------------------------- ---------- ------------------ ---------
S&P 500 Stock Index                                      -22.09%       -17.72%
--------------------------------------- ---------- ------------------ ---------
Russell 1000 Index                                       -15.52%       -17.47%
--------------------------------------- ---------- ------------------ ---------

The Fund's performance is compared to the S&P 500 Stock Index and the Russell 1000 Index. The S&P 500 Index represents the performance of the large-capitalization equity market and the Russell 1000 Index which measures the performance of individual securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.


FEES AND EXPENSES - USAZ Van Kampen Growth & Income Fund

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher. Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

....Management Fees.................................................    .775%
         Distribution (12b-1) Fees................................      .25%
         Other Expenses.............................................   .555%
                                                                    --------
         Total Annual Fund Operating Expenses.......................   1.58%
         Fee Waiver (1)..............................................   .48%
                                                                     -------
         Net Annual Fund Operating Expenses (1)......................  1.10%


(1) The Manager and the Fund have entered into a written contract limiting operating expenses to [1.10%] through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.


Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years          5 Years           10 Years
         -------------------------------------------------------------
         $112              $452             $815              $1,838

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                  USAZ Van Kampen Growth Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES


The investment objective of the USAZ Van Kampen Growth Fund is to seek capital growth. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund normally invests at least 65% of its total assets in common stocks and other equity securities of growth companies. The Fund may also invest in preferred stocks and securities convertible into common stocks or other equity securities. The process for investing is research intensive and the Fund's investment adviser focuses primarily on bottom-up fundamental analysis, rather than employing a top-down approach. The majority of the research is generated internally by portfolio managers and their analysts. The Fund's Subadviser closely tracks companies' earnings quality through detailed financial modeling to ensure that reported results accurately reflect the underlying economics and trends in the business. In addition, the Fund's Subadviser utilizes an extensive network of industry contacts and access to management teams to monitor changes in the competitive position of the companies in the Fund. The Fund's Subadviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes. In addition, the Fund may enter into various currency transactions, such as currency forward contracts and currency futures contracts.


(See "More About the Funds -- Temporary Defensive Positions").

PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:

o Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

o Selection Risk: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

o Growth Stocks: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing, or the stock market. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

o Capitalization Risk: To the extent the Fund invests significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.


o Foreign and Emerging Markets Risks: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include risks related to different accounting, legal and disclosure standards, different trading market and practices, and trading in different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than investments in developed countries.


o Derivative Instruments Risk: Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indexes or assets.

For more information about Foreign and Emerging Markets Risks and Derivative Instruments Risk, see "More About the Funds."


WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:


o    Seeking capital growth over the long-term
o    Not seeking current income from their investment
o Able to withstand substantial volatility in the value of their shares of the Fund
o Wishing to add to their investment portfolio a fund that emphasizes a growth style of investing in common stocks and other equity securities


This Fund will not be appropriate for someone:

o    Seeking safety of principal
o    Investing for the short-term or investing emergency reserves
o    Looking primarily for regular income

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance for its first full calendar year and since its inception and as compared to broad-based indices.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                           Calendar Year Total Return

                    [BAR CHART GRAPHIC - 2002 RETURN: -24.25]

       Highest and Lowest Quarter Returns (for periods shown in the bar chart)

          Highest (Q4, 2002)..................................2.10%
          Lowest (Q3, 2002).................................-15.72%

                          Average Annual Total Returns

                                            One Year Ended       Since
                              Inception   December 31, 2002    Inception
                              ---------- --------------------- ----------------
USAZ Van Kampen Growth Fund   5/1/2001         -24.25%          -17.30%
----------------------------- ---------- --------------------- ----------------
S&P 500 Stock Index                            -22.09%          -17.72%
----------------------------- ---------- --------------------- ----------------

The Fund's performance is compared to the S&P 500 Stock Index, an unmanaged index that measures performance of the large capitalization equity market. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

FEES AND EXPENSES - Van Kampen Growth Fund

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher. Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

....Management Fees.....................................................   .85%
         Distribution (12b-1) Fees......................................  .25%
         Other Expenses..................................................1.21%
                                                                         -----
         Total Annual Fund Operating Expenses..........................  2.31%
         Fee Waiver (1)...............................................   1.11%
                                                                      --------
         Net Annual Fund Operating Expenses (1)........................  1.20%


(1) The Manager and the Fund have entered into a written contract limiting operating expenses to [1.20%] through May 1, 2005. The Fund is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse USAZ in this manner only applies to fees paid or reimbursements made by USAZ within the previous three years.



Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

         1 Year            3 Years  5 Years          10 Years
         ----------------------------------------------------
         $122              $615             $1,134            $2,560

--------------------------------------------------------------------------------
MORE ABOUT THE FUNDS
--------------------------------------------------------------------------------
Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment among the Funds. The Funds have the flexibility to make portfolio investments and engage in other investment techniques that are in addition to the principal strategies discussed in this prospectus. More information on the Funds' investment strategies and risks may be found in the Statement of Additional Information (see back cover).

Unless otherwise indicated, any percentage limitation on a Fund's holdings which is set forth in the Risk/Return Summaries above is applied only when securities of the kind in question are purchased.

In addition to the information about the Funds in the Risk/Return Summaries, investors should consider the following information about the Funds:

                          TEMPORARY DEFENSIVE POSITIONS

In order to meet liquidity needs or for temporary defensive purposes, each Fund may hold investments, including uninvested cash reserves, that are not part of its main investment strategy. Each of the Funds, except the Money Market Fund, may invest for temporary defensive purposes up to 100% of its total assets in money market instruments, including short-term debt securities issued by the U.S. Government and its agencies and instrumentalities, domestic bank obligations, commercial paper or in repurchase agreements secured by bank instruments (with regard to Funds that invest in foreign securities, such investments may include those of foreign governments and companies). In addition, each Fund may hold equity securities which in the Subadviser's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent the Funds are engaged in temporary or defensive investments, a Fund will not be pursuing its investment objective.


                               PORTFOLIO TURNOVER

While the Funds do not normally engage in short-term trading, in some cases in response to market conditions, a Fund's portfolio turnover rate may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may adversely affect the Fund's performance.

                              PRINCIPAL RISKS TABLE

The following table summarizes in a convenient form the principal risks of the respective Funds. Brief descriptions of the principal risks that apply to a given Fund are set forth in the Fund's description in the "Risk/Return Summary." In addition, the sections following the table provide additional information concerning Foreign and Emerging Markets Risks and Derivatives Risks.



                                              ---- --- --- ---- --- ---- --- --- ---- --- --- ---- --- ---- --- --- --- --- --- ---
                                                                                                                     S           K
                                                                                                                     O           S
                                                                                                K                    C           I
                                                                                                S                                R
                                                                                                I                    H
                                                                                                R                    C       K   S
                                                                                                                     E   K   S   G
                                                                                                S                    T   S   I   N
                                                                                           K    T                        I   R   I
                                                                              K            S    N                K   N   R       R
                                                                     K        S            I    E                S   I       N   E
                                                                     S        I        K   R    M                I       S   O   F
                                                                     I        R        S        U                R   G   N   I   F
                                                                     R                 I   Y    R                    N   O   T   O
                                                                              T        R   T    T                R   I   I   A
                                                   K                 N        E            I    S                O   T   T   C   C
                                                   S    S   K        O        K        E   L    N                T   S   A   I   I
                                                   I    K   S    S   I    K   R        T   A    I    K           C   E   U   F   L
                                               K   R    C   I    K   T    S   A    K   A   U         S       K   E   V   T   I   B
                                               S        O   R    C   A    I   M    S   R   Q    E    I       S   S   N   I   S   U
                                               I   N    T        O   Z    R        I            V    R   K   I       I   S   R   P
                                               R   O    S   E    T   I        G    R   T   Y    I        S   R   Y           E
                                                   I        N    S   L    N   N        S   T    T    G   I       R   F   L   V   L
                                               T   T    H   I        A    G   I    T   E   I    A    N   R   E   T   O   A   I   A
                                               E   C    T   L    E   T    I   G    I   R   R    V    I       M   S       I   D   I
                                               K   E    W   D    U   I    E   R    D   E   U    I    G   L   O   U   K   C   -   T
                                               R   L    O   A    L   P    R   E    E   T   C    R    D   L   C   D   S   E   N   I
                                               A   E    R   E    A   A    O   M    R   N   E    E    E   A   N   N   I   P   O   N
                                               M   S    G   H    V   C    F   E    C   I   S    D    H   C   I   I   R   S   N   I
--------------------------------------------- ---- --- --- ---- --- ---- --- --- ---- --- --- ---- --- ---- --- --- --- --- --- ---
USAZ AIM Basic Value Fund                      X   X            X    X   X        X   X
--------------------------------------------- ---- --- --- ---- --- ---- --- --- ---- --- --- ---- --- ---- --- --- --- --- --- ---
USAZ AIM Blue Chip Fund                        X   X   X                 X                     X
--------------------------------------------- ---- --- --- ---- --- ---- --- --- ---- --- --- ---- --- ---- --- --- --- --- --- ---
USAZ AIM Dent Demographic Trends Fund          X   X   X             X   X            X        X
--------------------------------------------- ---- --- --- ---- --- ---- --- --- ---- --- --- ---- --- ---- --- --- --- --- --- ---
USAZ AIM International Equity Fund             X   X   X                 X   X    X   X
--------------------------------------------- ---- --- --- ---- --- ---- --- --- ---- --- --- ---- --- ---- --- --- --- --- --- ---
USAZ Davis NY Venture Fund                     X   X        X
--------------------------------------------- ---- --- --- ---- --- ---- --- --- ---- --- --- ---- --- ---- --- --- --- --- --- ---
USAZ Dreyfus Premier Small Cap Value Fund      X   X            X    X   X                     X
--------------------------------------------- ---- --- --- ---- --- ---- --- --- ---- --- --- ---- --- ---- --- --- --- --- --- ---
USAZ Capital Appreciation Fund                 X   X   X                 X                     X
--------------------------------------------- ---- --- --- ---- --- ---- --- --- ---- --- --- ---- --- ---- --- --- --- --- --- ---
USAZ Oppenheimer Emerging Growth Fund          X   X   X             X   X
--------------------------------------------- ---- --- --- ---- --- ---- --- --- ---- --- --- ---- --- ---- --- --- --- --- --- ---
USAZ Oppenheimer Emerging Technologies Fund    X   X   X             X   X                                      X    X       X   X
--------------------------------------------- ---- --- --- ---- --- ---- --- --- ---- --- --- ---- --- ---- --- --- --- --- --- ---
USAZ Oppenheimer Global Fund                   X   X   X             X   X   X                                  X        X
--------------------------------------------- ---- --- --- ---- --- ---- --- --- ---- --- --- ---- --- ---- --- --- --- --- --- ---
USAZ International Growth Fund                 X   X   X             X   X   X                 X   X
--------------------------------------------- ---- --- --- ---- --- ---- --- --- ---- --- --- ---- --- ---- --- --- --- --- --- ---
USAZ Oppenheimer Main Street Fund              X   X                     X        X   X   X    X
--------------------------------------------- ---- --- --- ---- --- ---- --- --- ---- --- --- ---- --- ---- --- --- --- --- --- ---
USAZ PIMCO NFJ Small Cap Value Fund            X   X            X    X            X            X
--------------------------------------------- ---- --- --- ---- --- ---- --- --- ---- --- --- ---- --- ---- --- --- --- --- --- ---
USAZ PIMCO PEA Growth and Income Fund          X   X   X        X    X   X        X   X   X
--------------------------------------------- ---- --- --- ---- --- ---- --- --- ---- --- --- ---- --- ---- --- --- --- --- --- ---
USAZ PIMCO PEA Renaissance Fund                X   X            X    X   X
--------------------------------------------- ---- --- --- ---- --- ---- --- --- ---- --- --- ---- --- ---- --- --- --- --- --- ---
USAZ PIMCO PEA Value Fund                      X   X            X    X   X
--------------------------------------------- ---- --- --- ---- --- ---- --- --- ---- --- --- ---- --- ---- --- --- --- --- --- ---
USAZ Money Market Fund                                                            X   X                     X
--------------------------------------------- ---- --- --- ---- --- ---- --- --- ---- --- --- ---- --- ---- --- --- --- --- --- ---
USAZ Van Kampen Aggressive Growth Fund         X   X   X             X   X   X                 X
--------------------------------------------- ---- --- --- ---- --- ---- --- --- ---- --- --- ---- --- ---- --- --- --- --- --- ---
USAZ Van Kampen Comstock Fund                  X   X            X    X   X   X                 X
--------------------------------------------- ---- --- --- ---- --- ---- --- --- ---- --- --- ---- --- ---- --- --- --- --- --- ---
USAZ Van Kampen Emerging Growth Fund           X   X   X                 X   X                 X
--------------------------------------------- ---- --- --- ---- --- ---- --- --- ---- --- --- ---- --- ---- --- --- --- --- --- ---
USAZ Van Kampen Equity and Income Fund         X   X            X        X        X            X        X   X
--------------------------------------------- ---- --- --- ---- --- ---- --- --- ---- --- --- ---- --- ---- --- --- --- --- --- ---
USAZ Van Kampen Global Franchise Fund          X   X            X    X   X   X                 X                             X
--------------------------------------------- ---- --- --- ---- --- ---- --- --- ---- --- --- ---- --- ---- --- --- --- --- --- ---
USAZ Van Kampen Growth and Income Fund         X   X            X    X   X   X    X   X        X
--------------------------------------------- ---- --- --- ---- --- ---- --- --- ---- --- --- ---- --- ---- --- --- --- --- --- ---
USAZ Van Kampen Growth Fund                    X   X   X             X   X   X                 X
--------------------------------------------- ---- --- --- ---- --- ---- --- --- ---- --- --- ---- --- ---- --- --- --- --- --- ---

                       FOREIGN AND EMERGING MARKETS RISKS

The Funds which can invest in securities of foreign issuers may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include:

o the lack of, or less stringent, uniform accounting, auditing and financial reporting standards;

o    changes in currency exchange rates;

o nationalization, confiscation, difficulties enforcing contracts or foreign withholding taxes;

o political instability and diplomatic developments that could adversely affect a Fund's investments;

o less government oversight of foreign stock exchanges, brokers and listed companies;

o less liquidity due to lower trading volumes of foreign markets, which may increase price volatility;

o foreign trading practices (including higher trading commissions, higher custodial charges and delayed settlements);

o    less publicly available information about foreign companies; and

o negative effect on the value of a Fund's investments due to fluctuations in the exchange rates between the U.S. dollar and foreign currencies. Foreign currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

In addition, those Funds which can invest in foreign emerging markets are subject to greater risk than those affecting foreign issuers generally. Emerging market countries often have political, legal and economic systems that are less developed and less stable than those of more developed nations, making such investments less liquid and more volatile.


                          DERIVATIVE INSTRUMENTS RISKS

As indicated in the "Risk/Return Summary" and in the table above, some of the Funds are permitted to invest in certain "derivative" instruments. The value of these instruments depends on (or is derived from) the value of an underlying instrument, index or asset. Options, futures and options on futures are examples of derivative instruments.

These derivative instruments are subject to risks not associated with direct investments in the underlying instruments, indexes or assets upon which they are based. These risks include:

o imperfect correlation between the values of the derivative instruments and the underlying instrument, index or asset;

o    risks of default of the other party to certain derivative transactions;

o risks that derivative transactions may result in losses that partially or completely offset gains in portfolio positions; and

o    risks that derivative transactions may not be liquid.

--------------------------------------------------------------------------------
FUND MANAGEMENT                                                      The Manager
--------------------------------------------------------------------------------

                                   THE MANAGER

USAllianz Advisers, LLC serves as the Manager for the Funds. The Manager has signed portfolio management agreements with various Subadvisers for portfolio management functions for certain Funds. The Manager compensates the Subadvisers for its services as provided in the portfolio management agreement.

The Manager's address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416.



                                      THE SUBADVISERS

AIM MANAGED FUNDS:                    Basic Value, Blue Chip, Dent Demographic Trends and International Equity
Subadviser:                           A I M Capital Management, Inc. ("AIM"), is located at 11 Greenway Plaza, Suite 100, Houston,
                                      Texas  77046-1173.
                                      AIM  has   acted  as  an   investment   advisor   since  its
                                      organization   in  1986  and  advises   together   with  its
                                      affiliates,  over 190  investment  portfolios.  Assets under management by AIM and its affiliate as of September 30, 2003
                                      were  $142  billion.   H.S.  Dent  Advisors  serves  as  the
                                      Sub-Subadviser to the USAZ Dent Demographic Trends Fund, and
                                      is located at 6515 Gwin Road, Oakland California 94611.

DAVIS FUND:                           Davis NY Venture
Subadviser:                           Davis Selected Advisers, L.P., is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona
                                      85706.

DREYFUS FUND:                         Dreyfus Premier Small Cap Value
Subadviser:                           The Dreyfus Corporation is located at 200 Park Avenue,  New York, NY 10166.
                                      Founded in 1947, Dreyfus manages  approximately $179 billion in over 200 mutual fund  portfolios.  Dreyfus is the primary mutual fund  business  of Mellon  Financial  Corporation,  a global financial services company.

OPPENHEIMER FUNDS:                    Emerging Growth, Emerging Technologies, Global and Main Street
Subadviser:                           OppenheimerFunds, Inc. is located at 498 Seventh Ave., New York, NY 10018.
                                      OppenheimerFunds   has  been  an  investment  advisor  since
                                      January 1960.  Along with its  subsidiaries  and  controlled affiliates,  OppenheimerFunds managed $135 billion in assets as of September 30, 2003.

PIMCO FUNDS:                          PEA Renaissance, PEA Value and PEA Growth and Income
Subadviser:                           PIMCO Equity Advisors LLC ("PEA") is located  at 1345  Avenue of the  Americas,
                                      50th  Floor,  New York,  NY  10105.
                                      As of  September  30,  2003,  PEA and its  subsidiaries  had approximately  $9.2 billion in assets under management.  PEA is affiliated with the Manager.

PIMCO NFJ FUND:                       NFJ Small Cap Value
Subadvisers:                          NFJ Investment Group LP ("NFJ") and its sister company PIMCO Advisors Retail Holdings LLC
                                      ("PARH") are the Subadvisers for the Small Cap Value Fund. NFJ provides portfolio management services and PARH provides administration and marketing support. NFJ is located at 2121 San
                                      Jacinto, Suite 1840, Dallas, TX 75201.
                                      As of  September  30,  2003,  accounts  managed  by NFJ  had combined  assets  of  approximately  $3.8  billion.  PARH is located at 1345  Avenue of the  Americas,  50th  Floor,  New
                                      York, NY 10105.  NFJ and PARH are also  affiliated with PEA,
                                      Subadviser to the USAZ PIMCO PEA Renaissance, USAZ PIMCO PEA
                                      Value, and the USAZ PIMCO PEA Growth and Income funds.

MONEY MARKET FUND:                    Money Market:
Subadviser:                           Prudential Investment Management, Inc. ("PIM") is located at Two Gateway Plaza, Newark, New
                                      Jersey, 07102.
                                      As of September 30, 2003, PIM's assets under management were $302 billion.

VAN KAMPEN FUNDS:                     Aggressive Growth, Comstock, Emerging Growth, Equity and Income, Global Franchise, Growth and
                                      Income and Growth
Subadviser:                           Van Kampen Asset  Management is a wholly owned  subsidiary of Van
                                      Kampen  Investments Inc, a diversified  asset management  company that  administers  more than 3 million retail investor  accounts, has extensive capabilities for managing institutional portfolios, and has more than $84 billion under  management or supervision as of December 31, 2003. The offices of Van Kampen Asset  Management are located at 1221 Avenue of the  Americas,  New York,  New York
                                      10020.


                      DUTIES OF THE MANAGER AND SUBADVISERS

Within the scope of an investment program approved by the Board of Trustees, the Manager oversees the USAZ Funds and the selection of Subadvisers and advises on the Funds' investment policies, and the Subadvisers determine which securities are bought and sold, and in what amounts. The Manager continuously monitors the performance of various investment management organizations, including the Subadvisers, and generally oversees the services provided to USAllianz VIP Funds by its administrator, custodian and other service providers. Further information about the Subadvisers is included in the Statement of Additional Information.

The Manager is paid a fee as set forth under "Fees" below, by the Fund for its services, which includes any fee paid to the Subadviser.

Each of these Funds and the Manager, under an order received from the Securities and Exchange Commission ("SEC") on September 17, 2002, may enter into and materially amend agreements with Subadvisers without obtaining shareholder approval. This type of structure is commonly known as a "Manager of Managers" structure. For any Fund that is relying on the order, the Manager may:

o    hire one or more Subadvisers;

o    change Subadvisers; and

o    reallocate management fees between itself and Subadvisers.

The Manager continues to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Subadvisers and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from:

o    its shareholders; or

o the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated Subadviser without that agreement, including the compensation to be paid under it, being similarly approved except as may be permitted by applicable law.

The Manager, PEA, NFJ and PARH are subsidiaries of Allianz AG Holding ("Allianz AG"), one of the world's largest insurance and financial services companies. Allianz AG is headquartered in Munich, Germany and has operations in 70 countries. As of December 31, 2002, Allianz AG had assets under management of more than $1 trillion. In North America, Allianz AG subsidiaries are engaged in the life insurance, property casualty insurance, broker-dealer, banking, investment adviser, and mutual fund businesses.


                                      FEES

For these advisory services, each Fund paid the Manager a fee (including the subadvisory fees) during 2003 at the annual rate shown on the following table, before and after fee waivers:

                                                             Percentage of Average         Percentage of Average
                                                           Net Assets as of 12/31/03     Net Assets as of 12/31/03
                                                             Before Fee Waivers              After Fee Waivers
USAZ AIM Basic Value Fund                                            ___%                          ___%
USAZ AIM Blue Chip Fund                                              ___%                          ___%
USAZ AIM Dent Demographic Trends Fund                                ___%                          ___%
USAZ AIM International Equity Fund                                   ___%                          ___%
USAZ Davis NY Venture Fund                                           ___%                          ___%
USAZ Dreyfus Premier Small Cap Value Fund                            N/A**                         N/A**
USAZ Capital Appreciation Fund                                       ___%                          ___%
USAZ Oppenheimer Emerging Growth Fund                                ___%                          ___%
USAZ Oppenheimer Emerging Technologies Fund                          ___%                          ___%
USAZ Oppenheimer Global Fund                                         N/A**                         N/A**
USAZ International Growth Fund                                       ___%                          ___%
USAZ Oppenheimer Main Street Fund                                    N/A**                         N/A**
USAZ PIMCO NFJ Small Cap Value Fund                                  N/A*                          N/A*
USAZ PIMCO PEA Growth and Income Fund                                ___%                          ___%
USAZ PIMCO PEA Renaissance Fund                                      ___%                          ___%
USAZ PIMCO PEA Value Fund                                            ___%                          ___%
USAZ Money Market Fund                                               ___%                          ___%
USAZ Van Kampen Aggressive Growth Fund                               ___%                          ___%
USAZ Van Kampen Comstock Fund                                        ___%                          ___%
USAZ Van Kampen Emerging Growth Fund                                 ___%                          ___%
USAZ Van Kampen Equity and Income Fund                               N/A**                         N/A**
USAZ Van Kampen Global Franchise Fund                                N/A*                          N/A*
USAZ Van Kampen Growth and Income Fund                               ___%                          ___%
USAZ Van Kampen Growth Fund                                          ___%                          ___%

* The Fund has not operated for a full fiscal year. Contractual fees payable on an annual basis as a percentage of the Fund's average net assets to the Manager, which include amounts payable to the Subadviser are ___% for the USAZ PIMCO NFJ Small Cap Value Fund and ___% for the USAZ Van Kampen Global Franchise Fund.

** The Fund had not commenced operations by 12/31/03. Contractual fees payable on an annual basis as a percentage of the Fund's net assets to the Manager, which include amounts payable to the Subadviser, are ___% for the USAZ Dreyfus Premier Small Cap Value Fund, ___% for the USAZ Oppenheimer Global Fund, ___% for the USAZ Oppenheimer Main Street Fund, and ___% for the USAZ Van Kampen Equity and Income Fund.

--------------------------------------------------------------------------------
FUND MANAGEMENT
--------------------------------------------------------------------------------

                      PORTFOLIO MANAGERS OF THE SUBADVISERS

USAZ AIM Basic Value Fund: Matthew W. Seinsheimer, Portfolio Manager, Michael J. Simon, Portfolio Manager, Bret W. Stanley, Senior Portfolio Manager, and R. Canon Coleman II, Portfolio Manager, lead the management team responsible for the day-to-day management of the USAZ AIM Basic Value Fund. Mr. Seinsheimer has been responsible for the Fund since its inception and has been associated with AIM or its affiliates since 1998. From 1995 to 1998, he was Portfolio Manager for American Indemnity Company. Mr. Stanley has been responsible for the Fund since its inception and has been associated with AIM or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager with Van Kampen American Capital Asset Management, Inc. Michael J. Simon, Portfolio Manager, has been responsible for the fund since 2002 and has been associated with the advisor or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management. R. Canon Coleman II, Portfolio Manager, has been responsible for the fund since 2003 and has been associated with AIM and/or its affiliates since 1999. From 1997 to 1999 he was a full-time student. From 1993 to 1997, he worked as a CPA for Deloitte and Touche. Mr. Seinsheimer, Mr. Simon, and Mr. Stanley also lead the team which manages AIM Basic Value Fund.

USAZ AIM Blue Chip Fund: The members of the management team who are primarily responsible for the day-to-day management of the USAZ AIM Blue Chip Fund are Monika H. Degan, Senior Portfolio Manager, who has been responsible for the Fund since its inception and has been associated with AIM or its affiliates since 1995, and Kirk Anderson, Portfolio Manager, who has been associated with AIM or its affiliates since 1994. Ms. Degan and Mr. Anderson also lead the team which manages AIM Blue Chip Fund.

USAZ AIM Dent Demographic Trends Fund: Lanny H. Sachnowitz, Senior Portfolio Manager, Kirk Anderson, Portfolio Manager, and Gabe Birdsall, Portfolio Manager, are the members of the management team who are primarily responsible for the day-to-day management of the USAZ AIM Dent Demographic Trends Fund. Mr. Sachnowitz has been responsible for the fund since its inception and has been associated with AIM or its affiliates since 1987. Mr. Anderson has been associated with AIM or its affiliates since 1994. Mr. Birdsall has been associated with AIM or its affiliates since 1995. Mr. Sachnowitz, Mr. Anderson and Mr. Birdsall also manage AIM Dent Demographic Trends Fund.

USAZ AIM International Equity Fund: Jason T. Holzer, Portfolio Manager, Clas G. Olsson, Senior Portfolio Manager, Barrett K. Sides, Portfolio Manager, and Shuxin (Steve) Cao, Portfolio Manager, are the team members who are primarily responsible for the day-to-day management of the USAZ AIM International Equity Fund. Mr. Holzer has been responsible for the Fund since its inception and has been associated with AIM or its affiliates since 1996. Clas Olsson has been responsible for the Fund since its inception and has been associated with AIM or its affiliates since 1994. Mr. Sides has been responsible for the Fund since its inception and has been associated with AIM or its affiliates since 1990. Mr Cao has been associated with AIM and /or its affiliates since 1997.


USAZ Davis NY Venture Fund: Shelby M.C. Davis, Senior Research Adviser and Founder of Davis Advisors, Christopher C. Davis, Portfolio Manager and President, and Kenneth Charles Feinberg, Portfolio Manager, are the investment professionals responsible for the management of the USAZ Davis NY Venture Fund. Mr. Shelby Davis has been associated with Davis since 1969 and has been responsible for the Fund since its inception; Mr. Christopher Davis has been associated with Davis since 1995; and Mr. Feinberg has been associated with Davis since 1998. Mr. Feinberg also manages other equity funds advised by Davis Advisers.

USAZ Dreyfus Premier Small Cap Value Fund: William Rydell has managed the Fund since its inception. He is a portfolio manager for Dreyfus and is also president and chief executive officer of Mellon Equity Associates, LLP, an affiliate of Dreyfus. He has been with Mellon Bank since 1973.

USAZ Capital Appreciation Fund: [Subadviser and Managers to be determined]


USAZ Oppenheimer Emerging Growth Fund: Laura Granger, Portfolio Manager, has been the person primarily responsible for the day-to-day management of the USAZ Oppenheimer Emerging Growth Fund since its inception. She has been a Vice President of OppenheimerFunds since October 2000. Previously, she was a portfolio manager at Fortis Advisors from July 1998 through October 2000, prior to which she was a portfolio manager at General Motors Investment Management from July 1993 through July 1998. Ms. Granger also manages Oppenheimer Emerging Growth Fund.


USAZ Oppenheimer Emerging Technologies Fund: The portfolio manager of the Fund is Laura Granger. She is the person primarily responsible for the day-to-day management of the Fund's portfolio. Ms. Granger has been a Vice President of the Subadviser since October 2000. She is also a portfolio manager of other Oppenheimer funds. She was formerly a portfolio manager at Fortis Advisers from July 1998 to October 2000.

USAZ Oppenheimer Global Fund: The portfolio manager of the Fund is William L. Wilby. He is a Senior Vice President of the Subadviser and has been principally responsible for the management of the Fund since its inception. Mr. Wilby also serves as an officer and portfolio manager for other Oppenheimer funds. He joined the Subadviser in 1991.

USAZ International Growth Fund: [Subadviser and Managers to be determined]

USAZ Oppenheimer Main Street Fund: The Fund is co-managed by Nikolaos Monoyios and Marc Reinganum. Mr. Monoyios is a Vice President of the Subadviser and an officer and portfolio manager of other Oppenheimer funds. Prior to joining the Subadviser in 1998, Mr. Monoyios was a portfolio manager at Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company. Dr. Reinganum is a Vice President of the Subadviser. Prior to joining the Subadviser in September 2002, Dr. Reinganum was the Mary Jo Vaughn Rauscher Chair in Financial investments at Southern Methodist University since 1995. At Southern Methodist University he also served as the Director of the Finance Institute, Chairman of the Finance Department, President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee.


USAZ PIMCO NFJ Small Cap Value Fund: Chris Najork is Managing Director and founding partner of NFJ. He has over 30 years experience encompassing equity research and portfolio management. Prior to the formation of NFJ in 1989, he was a Senior Vice President, Senior Portfolio Manager and analyst at NationsBank, which he joined in 1974.

Benno J. Fischer is Managing Director and founding partner of NFJ. He has over 30 years experience in portfolio management, investment analysis and research. Prior to the formation of NFJ, he was Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

Paul A. Magnuson is a Principal at NFJ. He is a Portfolio Manager and Senior Research Analyst with 17 years experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Quantitative Services Division at NationsBank, he was responsible for equity analytics and structured fund management.

E. Clifton Hoover is a Principal at NFJ. He is a Portfolio Manager with 17 years experience in financial analysis and portfolio management. Prior to joining NFJ in 1997, he was associated with Credit Lyonnais from 1991 to 1997, where he served as a vice-president and was responsible for the financial analysis and portfolio management of a diversified portfolio. He began his career as a financial analyst with NationsBank in 1985.

USAZ PIMCO PEA Growth and Income Fund: Kenneth W. Corba is the Portfolio Manager of the USAZ PIMCO PEA Growth and Income Fund. Mr. Corba is the Managing Director and Chief Investment Officer of PIMCO Equity Advisors. Prior to joining PIMCO Advisors, he was with Eagle Asset Management from 1995 to 1998, serving in various capacities including as Chief Investment Officer and Portfolio Manager. He was with Stein Roe and Farnham Inc. from 1984 to 1995, serving in various capacities including as Director of the Capital Management Group, Senior Vice President and Portfolio Manager.

USAZ PIMCO PEA Renaissance Fund and USAZ PIMCO PEA Value Fund: John K. Schneider is the Portfolio Manager of the USAZ PIMCO PEA Renaissance Fund and the USAZ PIMCO PEA Value Fund. Mr. Schneider is Managing Director of PIMCO Equity Advisors. Prior to joining PIMCO Advisors, he was a partner and Portfolio Manager of Schneider Capital Management from 1996 to 1999, where he managed equity accounts for various institutional clients. Prior to that he was a member of the Equity Policy Committee and Director of Research at Newbold's Asset Management from 1991 to 1996.

USAZ  Money  Market  Fund:  Joseph M.  Tully is  Managing  Director  and head of
Prudential Investment Management, Inc.'s ("PIM's") Money Markets team, overseeing PIM's taxable and tax-exempt money market portfolios. Joe has 17 years of experience managing short-term fixed income investments as well as extensive background as a credit analyst of domestic and foreign banks. Prior to joining Prudential Financial in 1987, Joe worked for Merrill Lynch Asset Management as portfolio manager and senior bank credit analyst. Previously, he was an assistant national bank examiner for the Office of the Comptroller of the Currency. Joe received a BS in Finance from Fordham University and an MBA from Rutgers University.


USAZ Van Kampen Aggressive Growth Fund and USAZ Van Kampen Emerging Growth Fund:
The Fund is managed by the Subadviser's Multi-Cap Growth team. The team is made up of established investment professionals. Current members of the team include Gary M. Lewis, Managing Director, Dudley Brickhouse, Executive Director, Janet Luby, Executive Director, David W. Walker, Executive Director, Matthew Hart, Vice President, and Scott Miller, Associate.


USAZ Van Kampen Comstock Fund: The Fund is managed by the Multi-Cap Value team. The team is made up of established investment professionals. Current members of the team include B. Robert Baker, Jr., Managing Director, Jason S. Leder, Executive Director and Kevin C. Holt, Executive Director.


USAZ Van Kampen Equity and Income Fund: The equity portion of the Fund is managed by the Subadviser's Equity Income team. The fixed income portion of the Fund is managed by the Subadviser's Taxable Fixed Income team. Each team is made up of established investment professionals. Current members of the Equity Income team include James A. Gilligan, Managing Director, James O. Roeder, Executive Director, Thomas Bastian and Sergio Marcheli, Vice Presidents, and Vincent E. Vizachero, Associate. The composition of each team may change without notice from time to time.


USAZ Van  Kampen  Global  Franchise  Fund:  The Fund is  managed  by the  Global
Franchise team. The team is made up of established investment professionals. Current members of the team include Hassan Elmasry, Managing Director, and Paras Dodhia, Senior Associate.


USAZ Van Kampen Growth and Income Fund: The Fund is managed by the Subadviser's Equity Income team. The team is made up of established investment professionals. Current members of the team include James A. Gilligan, Managing Director, Thomas Bastian and Sergio Marcheli, Vice Presidents, James O. Roeder, Executive Director, and Vincent E. Vizachero, Associate.

USAZ Van Kampen Growth Fund: The Fund is managed by the Small/MidCap Growth team. The team is made up of established investment professionals. Current members of the team include Dennis Lynch, an Executive Director of the Subadviser and David Cohen, an Executive Director of the Subadviser. The composition of the team may change without notice from time to time.


The Statement of Additional Information (SAI) has more detailed information about the Advisor and other service providers.

                        THE ADMINISTRATOR AND DISTRIBUTOR

BISYS Fund Services Ohio, Inc. ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator, transfer agent and fund accountant. Administrative services of BISYS include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
                             PRICING OF FUND SHARES


Per share NAV for each class of each Fund, other than the Money Market Fund, is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (the "NYSE"), normally at 4:00 p.m. Eastern time, on days the NYSE is open.


The securities (other than short-term debt securities) of the Funds, except the Money Market Fund, are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined in good faith by or at the direction of the Funds' Trustees.

After the pricing of a security has been established, if an event occurs which would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith by or at the direction of the Funds' Trustees. The effect of using fair value pricing is that the Fund's NAV will be subject to the judgment of the Board of Trustees or its designees instead of being determined by the market. In addition, foreign securities acquired by a Fund may be valued in foreign markets on days when the Fund's NAV is not calculated. In such cases, the NAV of a Fund may be significantly affected on days when investors cannot buy or sell shares.

   ---------------------------------------------------------------------- --------------------------------------
                     How Net Asset Value is  Calculated

   NAV is calculated by  adding  the  total  value  of a  Fund's                             NAV =
   investments  and  other  assets, subtracting its liabilities and              Total Assets - Liabilities
   then dividing that figure by the number of outstanding shares                 --------------------------
   of the Fund:                                                                        Number of Shares
                                                                                         Outstanding
   ---------------------------------------------------------------------- --------------------------------------

MONEY MARKET FUND

The Money Market Fund's NAV, the offering price, is expected to be constant at $1.00 per share although this value is not guaranteed. The NAV is determined each day at 1:00 p.m. Eastern time, on days the NYSE is open. The Money Market Fund values its securities at its amortized cost. The amortized cost method values a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

                        PURCHASE AND REDEMPTION OF SHARES

Investors may not purchase or redeem shares of the Funds directly, but only through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company's variable products for information on how to purchase a variable annuity contract or variable life insurance policy, how to select specific USAllianz VIP Funds as investment options for your contract or policy and how to redeem monies from the Funds.

The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the net asset value per share determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern time) that day. Orders received after the NYSE closes are effected at the next calculated net asset value. Payment for redemption will be made by the Funds within 7 days after the request is received.

The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. The Funds do not assess any fees when they sell or redeem their shares.


The Funds currently permit an exchange between individual Funds in which the "sale" of shares of one Fund and the "purchase" of shares another Fund occur on the same day, rather than on successive days. [Shares of a particular class of a Fund may be exchanged only for shares of that same class in another Fund.] These transactions are processed at the net asset values of the respective Funds on the day the exchange occurs. This exchange privilege may be modified for shareholders that the Manager identifies as engaging in market timing or other abusive trading activities. Pursuant to this modified exchange privilege, the exchange will occur as of a time and at a net asset value that is established no less than 24 hours after our receipt of exchange instructions in good order.


Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

The Funds currently do not foresee any disadvantages to investors if the Funds serve as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Funds serve as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company investing in a Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.


                                  MARKET TIMING

The Funds are not designed for professional market timing organizations or other persons using programmed, large or frequent exchanges. Such activity may be disruptive to the Funds. The Funds' have adopted a policy for detecting and deterring market timing activity. However, because the Funds are sold only through variable annuity contracts and variable life insurance policies offered through separate accounts, the detection and deterrence of market timing activities in some instances may be more efficient at the separate account level than at the Fund level. Your variable annuity or variable life insurance prospectus contains a description of the market timing detection and deterrence policy at the contract or policy level.

The Funds have reserved the right, however, to impose restrictions on exchange privileges or to reject a purchase order if, in the judgment of the Manager or any Subadviser, a Fund would be unable to invest effectively in accordance with its investment objectives and policies. Excessive exchange activity can disrupt management strategy and increase expenses, which are borne by all shareholders, regardless of their activity. The Funds do not make accommodations to allow frequent exchanges and they have no arrangements with anyone to allow frequent exchanges.

It may not be clear when a person purchases a contract or policy that he or she is a market timer or might engage in excessive trading activity. In addition, certain contracts and policies by their terms may permit a minimum number of transfers per year. Moreover, inappropriate transfers may involve both one of the Funds and a fund managed by a totally separate trust, with the result that the Funds may not be best positioned to identify inappropriate transfers. The Funds anticipate that they will work actively with the issuers of contracts and policies to monitor and regulate trading activity.


                            DISTRIBUTION (12b-1) FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the distribution of the Funds' shares in connection with the variable products through which Fund shares are sold. 12b-1 fees are paid from Fund assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


Class 2 shares of each Fund pay a 12b-1 fee of up to 0.25% of its average daily net assets. Class 1 shares do not pay a 12b-1 fee.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends on the USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM International Equity Fund, USAZ Oppenheimer Emerging Growth Fund, USAZ PIMCO NFJ Small Cap Value Fund, and the USAZ Van Kampen Global Franchise Fund are usually paid annually. Income dividends on the USAZ Oppenheimer Emerging Technologies Fund, USAZ Capital Appreciation Fund, USAZ International Growth Fund, USAZ PIMCO PEA Renaissance Fund, USAZ PIMCO PEA Value Fund, USAZ Van Kampen Aggressive Growth Fund, USAZ Van Kampen Comstock Fund, USAZ Van Kampen Emerging Growth Fund, and USAZ Van Kampen Growth Fund, and are usually paid semi-annually. Income dividends on the USAZ Davis NY Venture Fund, USAZ PIMCO PEA Growth and Income Fund, and USAZ Van Kampen Growth and Income Fund are usually paid quarterly. Income dividends on the USAZ Money Market Fund are usually paid monthly. Capital gains for all Funds are distributed at least annually.


All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the net asset value of such shares on the payment date.

Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or a variable life insurance contract.

Persons investing in variable annuity contracts or variable life insurance contracts should refer to the prospectuses with respect to such contracts for further information regarding the tax treatment of the contracts and the separate accounts in which the contracts are invested.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the financial performance of the Funds for the past two and a half years, or if shorter the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent return that you would have earned (or lost) on an investment in the indicated Fund (assuming reinvestment of all dividends and distributions). The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If insurance contract charges were included, the return would be reduced.


The information covering a fiscal year period for an applicable Fund has been audited by KPMG LLP, whose report, along with such Fund's financial statements, are included in the Statement of Additional Information, which is available upon request. No information is presented for USAZ Oppenheimer Main Street Fund, USAZ Oppenheimer Global Fund, USAZ Dreyfus Premier Small Cap Value Fund, and USAZ Van Kampen Equity and Income Fund because these Fund's operations had not yet commenced during the periods presented.


USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Financial Highlights


[TO BE UPDATED FOR 2003 AND FILED BY AMENDMENT]

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
                                                                INVESTMENT ACTIVITIES             DIVIDENDS TO SHAREHOLDERS FROM:
                                                        --------------------------------------  ------------------------------------
                                                        --------------------------------------  ------------------------------------
                                                                          NET
                                                                       REALIZED
                                                                          AND
                                          NET ASSET                   UNREALIZED
                                           VALUE,          NET         GAINS/         TOTAL        NET          NET
                                                                                      FROM
                                          BEGINNING     INVESTMENT    (LOSSES)ON    INVESTMENT   INVESTMENT  REALIZED       TOTAL
                                          OF PERIOD     INCOME/(LOSS) INVESTMENTS   ACTIVITIES    INCOME       GAINS      DIVIDENDS
                                          ------------------------------------------------------------------------------------------
Fund
------------------------------------------
------------------------------------------
  Year Ended December 31, 2003                $                                                     -            -            -
  May 1, 2002 to December 31, 2002 (a)        $                                                     -            -            -
------------------------------------------

------------------------------------------
* Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.


-------------------------------------------------------------------------------------------------------------------
                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
                              -------------------------------------------------------------------------------------
                                    NET               NET
                                                  INVESTMENT          EXPENSES           EXPENSES
                                                 INCOME/(LOSS)         BEFORE             NET OF
                                                NET OF WAIVERS/       WAIVERS/           WAIVERS/
                                                REIMBURSEMENTS     REIMBURSEMENTS     REIMBURSEMENTS
 NET ASSET                        ASSETS,
   VALUE,                         END OF                                                                PORTFOLIO
   END OF          TOTAL          PERIOD                                                                TURNOVER
                  RETURN **
  PERIOD                        ($000'S)                                                                 RATE
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

This Prospectus is intended for use only when accompanied or preceded by a variable product prospectus.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

Each Fund's annual and semi-annual reports to shareholders contain additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of Reports and the SAI, or request other information and discuss your questions about the USAllianz VIP Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                            USAllianz VIP Funds
                            3435 Stelzer Road
                            Columbus, Ohio 43219
                            TELEPHONE: 1-877-833-7113

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can obtain copies of Fund documents from the SEC as follows:

In Person:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

By Mail:

Securities and Exchange Commission
Public Reference Section
450 5th Street, N.W.
Washington, D.C. 20549-0102

(The SEC charges a fee to copy any documents.)

On the EDGAR database via the Internet:

www.sec.gov

By electronic request:

publicinfo@sec.gov.


Investment Company Act file no. 811-9491.

                       STATEMENT OF ADDITIONAL INFORMATION


                            USAZ AIM BASIC VALUE FUND

                             USAZ AIM BLUE CHIP FUND

                      USAZ AIM DENT DEMOGRAPHIC TRENDS FUND

                       USAZ AIM INTERNATIONAL EQUITY FUND

                           USAZ DAVIS NY VENTURE FUND

                    USAZ DREYFUS PREMIER SMALL CAP VALUE FUND

                         USAZ CAPITAL APPRECIATION FUND

                      USAZ OPPENHEIMER EMERGING GROWTH FUND

                   USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND

                          USAZ OPPENHEIMER GLOBAL FUND

                         USAZ INTERNATIONAL GROWTH FUND

                        USAZ OPPENHEIMER MAIN STREET FUND

                       USAZ PIMCO NFJ SMALL CAP VALUE FUND

                      USAZ PIMCO PEA GROWTH AND INCOME FUND

                         USAZ PIMCO PEA RENAISSANCE FUND

                            USAZ PIMCO PEA VALUE FUND

                             USAZ MONEY MARKET FUND

                     USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND

                          USAZ VAN KAMPEN COMSTOCK FUND

                      USAZ VAN KAMPEN EMERGING GROWTH FUND

                     USAZ VAN KAMPEN EQUITY AND INCOME FUND

                      USAZ VAN KAMPEN GLOBAL FRANCHISE FUND

                     USAZ VAN KAMPEN GROWTH AND INCOME FUND

                           USAZ VAN KAMPEN GROWTH FUND

                                EACH A "FUND" OF
            USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST (THE "TRUST")


                                   May 1, 2004

         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Trust dated May 1, 2004, which may be supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained without charge, upon request, by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (877) 833-7113.



                                TABLE OF CONTENTS

                                                                                                           PAGE

INVESTMENT STRATEGIES AND POLICIES....................................................................          4
         The Funds....................................................................................          4
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES...............................          7
         Bank Obligations.............................................................................         12
         Commercial Paper.............................................................................         12
         Variable and Floating Rate Demand and Master Demand Notes....................................         12
         Foreign Securities...........................................................................         13
         Securities of Other Investment Companies.....................................................         15
           Exchange Traded Funds......................................................................
         U.S. Government Obligations..................................................................         15
         When-Issued and Delayed Delivery Securities..................................................         15
           Mortgage-Related Securities................................................................         16
         Zero Coupon and Pay-in-Kind Securities.......................................................         18
         Taxable and Tax Exempt Municipal Securities..................................................         18
         Corporate Debt Securities....................................................................         18
         Illiquid Securities..........................................................................         19
         Repurchase Agreements........................................................................         20
         Reverse Repurchase Agreements and Dollar Roll Agreements.....................................         20
         Derivative Instruments.......................................................................         20
         Options Trading..............................................................................         21
         Futures Contracts............................................................................         22
         Risks of Futures and Options Investments.....................................................         22
         Forward Foreign Currency Exchange Contracts..................................................         22
         Foreign Currency Options and Futures Transactions............................................         23
         Lending of Portfolio Securities..............................................................         24
         Common Stocks................................................................................         24
         Preferred Stocks.............................................................................         24
         Convertible Securities.......................................................................         24
         Special Situation Companies..................................................................         25
         Warrants and Rights..........................................................................         25
         Real Estate Investment Trusts................................................................         25
         Investment in Unseasoned Issuers.............................................................         25
         Short Sales against the Box..................................................................         25
         Risks of Techniques Involving Leverage.......................................................         26
         Swap Agreements..............................................................................         26
         Investment Restrictions......................................................................         27
         Portfolio Turnover...........................................................................         29
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION........................................................         30
NET ASSET VALUE.......................................................................................         30
         Valuation of the Money Market Fund...........................................................         30
         Valuation of the Non-Money Market Funds......................................................         30
         Redemption in Kind...........................................................................         31
                                                                                                         PAGE

MANAGEMENT OF THE TRUST...............................................................................         32
         Trustees and Officers........................................................................         32
         Approval of Investment Advisory Contract.....................................................         36
         Control Persons and Principal Holders of Securities..........................................         37
         The Manager..................................................................................         39
         The Subadvisers..............................................................................         41
         Van Kampen Asset Management..................................................................         44
         PIMCO Equity Advisors LLC....................................................................         44
         NFJ Investment Group LP......................................................................         44
         PIMCO Advisors Retail Holdings LLC...........................................................         44
         A I M Capital Management, Inc................................................................         45
         Davis Selected Advisers, L.P.................................................................         45
         The Dreyfus Corporation......................................................................         45
         OppenheimerFunds, Inc........................................................................         45
         Prudential Investment Management, Inc. ......................................................         45
         Portfolio Transactions.......................................................................         45
         Administrator, Transfer Agent and Fund Accountant............................................         48
         Distributor..................................................................................         49
         Custodian....................................................................................         51
         Independent Auditors.........................................................................         51
         Legal Counsel................................................................................         51
         Codes of Ethics..............................................................................         51
ADDITIONAL INFORMATION................................................................................         52
         Description of Shares........................................................................         52
         Vote of a Majority of the Outstanding Shares.................................................         52
         Additional Tax Information...................................................................         52
         Additional Tax Information Concerning the International Growth Fund,
         AIM International Equity Fund, Oppenheimer Emerging Growth Fund  VK Global
         Franchise Fund and Oppenheimer Global Fund...................................................         55
         Performance Information......................................................................         56
         Yields of the Money Market Fund..............................................................         56
         Yields of the Non-Money Market Funds.........................................................         57
         Calculation of Total Return..................................................................         57
         Miscellaneous................................................................................         58
         Financial Statements.........................................................................         59
APPENDIX A............................................................................................         60
         Commercial Paper Ratings.....................................................................         60
         Corporate and Long-term Debt Ratings.........................................................         62
APPENDIX B - Proxy Voting Policies....................................................................



STATEMENT OF ADDITIONAL INFORMATION


         The Trust is an open-end management company organized in July 1999 as a Delaware business trust comprised of 24 separate investment portfolios. The Trust currently offers 23 variable net asset value funds and one money market fund. As of May 1, 2004, the Trust added 4 new funds as an investment option (the USAZ Dreyfus Premier Small Cap Value Fund, USAZ Oppenheimer Global Fund, USAZ Oppenheimer Main Street Fund and USAZ Van Kampen Equity and Income Fund). See "Additional Information - Description of Shares" for further information regarding the funds of the trust.

As of  December  8,  2003  the Fund  name and  Subadviser  has  changed  for the following:
------------------------------------------------------------ ----------------------------------------------------------
CURRENT FUND NAME AND SUBADVISER                             PREVIOUS FUND NAME AND SUBADVISER
------------------------------------------------------------ ----------------------------------------------------------
USAZ Oppenheimer Emerging Technologies Fund                  USAZ AllianceBernstein Technology Fund
OppenheimerFunds, Inc.                                       Alliance Capital Management, L.P.
------------------------------------------------------------ ----------------------------------------------------------

As of ___________, 2004 the Fund name and Subadviser has changed for the following:
------------------------------------------------------------ ----------------------------------------------------------
CURRENT FUND NAME AND SUBADVISER                             PREVIOUS FUND NAME AND SUBADVISER
------------------------------------------------------------ ----------------------------------------------------------
USAZ Davis NY Venture Fund                                   USAZ AllianceBernstein Growth and Income Fund
Davis Selected Advisers, L.P.                                Alliance Capital Management, L.P.
------------------------------------------------------------ ----------------------------------------------------------
USAZ  Capital  Appreciation  Fund                            USAZ  AllianceBernstein  Large Cap Growth Fund
[Subadviser to be determined]                                Alliance Capital Management, L.P.
------------------------------------------------------------ ----------------------------------------------------------
USAZ International Growth Fund                               USAZ Templeton Developed Markets Fund
[Subadviser to be determined]                                Templeton Investment Counsel, LLC
------------------------------------------------------------ ----------------------------------------------------------


         The Trust is established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies (the "Participating Insurance Companies"). Shares of the Trust are not offered to the general public but solely to such separate accounts (the "Separate Accounts").

         Much of the information contained in this Statement of Additional Information ("SAI") expands upon subjects discussed in the Prospectus of the Trust described above. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Trust's Prospectus.

                       INVESTMENT STRATEGIES AND POLICIES
THE FUNDS


USAZ AIM BASIC VALUE FUND ("AIM BASIC VALUE FUND")
USAZ AIM BLUE CHIP FUND ("AIM BLUE CHIP FUND")
USAZ AIM DENT DEMOGRAPHIC  TRENDS FUND ("AIM DENT DEMOGRAPHIC TRENDS FUND")
USAZ AIM INTERNATIONAL  EQUITY FUND ("AIM  INTERNATIONAL  EQUITY FUND")
USAZ DAVIS NY VENTURE FUND ("DAVIS NY VENTURE FUND")
USAZ DREYFUS PREMIER SMALL CAP VALUE FUND("DREYFUS PREMIER SMALL CAP VALUE FUND) USAZ CAPITAL APPRECIATION FUND("CAPITAL APPRECIATION FUND")
USAZ OPPENHEIMER EMERGING GROWTH FUND("OPPENHEIMER EMERGING GROWTH FUND")
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND ("OPPENHEIMER EMERGING TECH FUND") USAZ OPPENHEIMER GLOBAL FUND ("OPPENHEIMER GLOBAL FUND")
USAZ INTERNATIONAL GROWTH FUND("INTERNATIONAL GROWTH FUND")
USAZ OPPENHEIMER MAIN STREET FUND ("OPPENHEIMER MAIN STREET FUND")
USAZ PIMCO NFJ SMALL CAP VALUE FUND ("PIMCO SMALL CAP VALUE FUND")
USAZ PIMCO PEA GROWTH AND INCOME FUND ("PIMCO GROWTH & INCOME FUND")
USAZ PIMCO PEA RENAISSANCE FUND("PIMCO RENAISSANCE FUND")
USAZ PIMCO PEA VALUE FUND ("PIMCO VALUE FUND")
USAZ MONEY MARKET FUND ("MONEY MARKET FUND")
USAZ VAN KAMPEN AGGRESSIVE  GROWTH FUND("VK AGGRESSIVE GROWTH FUND")
USAZ VAN KAMPEN COMSTOCK FUND ("VK COMSTOCK FUND")
USAZ VAN KAMPEN EMERGING GROWTH FUND ("VK EMERGING GROWTH FUND")
USAZ VAN KAMPEN EQUITY AND INCOME  FUND ("VK  EQUITY AND INCOME  FUND")
USAZ VAN KAMPEN GLOBAL FRANCHISE  FUND ("VK GLOBAL  FRANCHISE  FUND")
USAZ VAN KAMPEN GROWTH AND INCOME FUND ("VK  GROWTH AND INCOME  FUND")
USAZ VAN KAMPEN GROWTH  FUND ("VK  GROWTH FUND")

         Temporary, Defensive Investments. As described in the Prospectus, each Fund, except the Money Market Fund, may hold uninvested cash reserves or invest without limit in money market instruments (i.e., short term debt instruments) for temporary defensive purposes when the Subadviser has determined that market or economic conditions so warrant.

         These debt obligations may include U.S. Government securities; certificates of deposit, bankers' acceptances and other short-term debt obligations of banks with total assets of at least $100,000,000; debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments); variable and floating rate demand and master demand notes; commercial paper; and repurchase agreements with respect to securities in which the Fund is authorized to invest. (See "Additional Information on Portfolio Instruments and Investment Policies" -- "Bank Obligations", "Government Obligations", "Commercial Paper", "Corporate Debt Securities", "Repurchase Agreements" and "Variable and Floating Rate Demand and Master Demand Notes").

         In addition to the information shown in the table under "Additional Information on Portfolio Instruments and Investment Policies", the following sets forth specific limitations in certain investments for certain Funds:

         AIM Basic Value Fund. The Fund's investments in REITs will not exceed 15% of the total assets of the Fund. The debt obligations that the Fund invests in are limited to U.S. government securities and corporate debt securities of issuers domiciled in the U.S. The Fund will limit its purchases of debt securities to investment grade debt obligations. The Fund may not purchase additional securities if borrowing exceeds 5% of its total assets. The Fund may in no event make short sales "against the box" exceeding 10% of the value of the Fund's net assets. The Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. The Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         AIM Blue Chip Fund. The Fund's investments in REITs will not exceed 15% of the total assets of the Fund. The Fund may invest up to 25% of its total assets in foreign securities. The Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. The Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets. The Fund may from time to time make short sales of securities which it owns or which it has the right to acquire through the conversion or exchange of other securities it owns. In no event may more than 10% of the Fund's total net assets be deposited or pledged as collateral for short sales.

         AIM Dent Demographic Trends Fund. The Fund's investments in REITs will not exceed 15% of the total assets of the Fund. The Fund may invest up to 25% of its total assets in foreign securities. The Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. The Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets. The Fund may from time to time make short sales of securities which it owns or which it has the right to acquire through the conversion or exchange of other securities it owns.

         AIM International Equity Fund. The Fund may invest in equity and debt securities issued by REITs. Such investments will not exceed 15% of the total assets of the Fund. The Fund may enter into reverse repurchase agreements in amounts not exceeding 33 1/3% of the value of its net assets. The Fund may in no event make short sales "against the box" totaling more than 10% of the value of the Fund's total assets. The Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. The Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.


         Davis NY Venture Fund: The Fund may not sell short more than 5% of its total assets. The Fund may not purchase illiquid securities if more than 15% of the value of the Fund's net assets would be invested in such securities. The Fund may not invest 25% or more of its investments in the securities of issuers primarily engaged in any particular industry. The Fund will not purchase debt securities rated BB or Ba or lower if the securities are in default at the time of purchase or if such purchase would then cause more than 35% of the Fund's net assets to be invested in such lower-rated securities. The Fund will not purchase an option if the purchase would cause the total premiums (at market) of all options then owned to exceed 5% of the Fund's total assets. The Fund will not sell covered calls if the transaction would cause the total premiums (at market) of all covered calls then written to exceed 25% of the Fund's total assets. The fund will not engage in a futures transaction if the transaction would cause the nominal value of futures contracts than purchased or sold to exceed 25% of the Fund's total assets. The Fund may borrow up to 33 and one third of its total assets, taken at market value. The Fund does not invest for the purpose of exercising control or management of other companies.

         Dreyfus Premier Small Cap Value Fund: The Fund may invest up to 15% of the value of its net assets in illiquid securities. The Fund may also invest up to 5% of its net assets in warrants. The Fund will not purchase put or call options that are traded on a national stock exchange in an amount exceeding 5% of its net assets. The Fund will not enter into futures contracts to the extent that its outstanding obligations under these contracts would exceed 25% and 5%, respectively, of the Fund's total assets. The Fund may not purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry.

          Capital Appreciation Fund: The Fund may invest up to 15% of its net assets in illiquid securities, provided that no more than 5% of its net assets are invested in restricted securities. The Fund may invest up to 20% of its total assets in securities of foreign issuers. The Fund may invest up to 20% of its total assets in convertible securities. The Fund may lend its portfolio securities in an amount up to 33 1/3% of its total assets (including collateral for any securities loaned). The Fund may invest up to 10% of its total assets in the securities of unseasoned issuers. The Fund may write exchange traded call options on its securities of up to 25% of its total assets and purchase exchange-listed call and put options, including exchange traded index options, of up to, for all options, 25% of its total assets. The Fund may invest up to 10% of its total assets in rights and warrants.

         Oppenheimer Emerging Growth Fund. The Fund may not loan portfolio securities totaling more than 25% of the value of the Fund's total assets. Up to 25% of the Fund's total assets may be subject to calls the Fund writes. The Fund will not write puts if, as a result, more than 50% of the Fund's net assets would be required to be segregated to cover such put options.

         Oppenheimer Emerging Technologies Fund. The Fund may invest up to 25% of its total assets in foreign securities, excluding depositary receipts which are not subject to any limitation. The Fund may invest in illiquid securities up to 15% of its net assets provided that no more than 10% of its net assets is invested in restricted securities. The Fund may invest up to 10% of its total assets in the securities of unseasoned issuers. The Fund may lend its portfolio securities in an amount up to 33 1/3% of its total assets (including collateral for any securities loaned). The Fund may write exchange traded call options on its securities of up to 25% of its total assets and purchase exchange-listed call and put options, including exchange traded index options, of up to, for all options, 25% of its total assets. The Fund may invest up to 10% of its total assets in rights and warrants.

         Oppenheimer Global Fund: The Fund may invest up to 25% of its net assets in any one industry and it may invest up to 10% of its net assets in illiquid or restricted securities. (See "Additional Information on Portfolio Instruments and Investment Policies" - "Illiquid Securities"). The Fund may invest in a number of different kinds of derivative investments to seek increased returns or to try to hedge investment risks. It does not currently do so to a significant degree. (See "Additional Information on Portfolio Instruments and Investment Policies" - "Derivative Instruments"). The Fund may invest in rights or warrants but does not expect that these investments will exceed 5% of its total assets.

         International Growth Fund: The Fund may invest up to 25% of its total assets in debt securities including up to 5% of its total assets in lower rated debt securities. The Fund may invest up to 15% of its net assets in illiquid securities, provided that no more than 10% of its net assets are invested in restricted securities. The Fund may lend its portfolio securities in an amount up to 33 1/3% of its total assets (including collateral for securities loaned.) The Fund may invest up to 5% of its total assets in swap agreements, put and call options and collars.

         The Fund may use various derivative strategies seeking to protect its assets, implement a cash or tax management strategy or enhance its returns. The Fund may invest up to 5% of its total assets in swap agreements, put and call options and collars. With derivatives, the Subadviser attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Subadviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

         Oppenheimer Main Street Fund: The Fund may invest up to 25% of its net assets in any one industry. The Fund can invest up to 25% of its total assets in lower-grade securities, but it may not invest more than 10% of its total assets in lower-grade securities that are not convertible. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities.


         PIMCO Small-Cap Value Fund. The Fund may lend up to one third of its total assets. The Fund may invest in the following: convertible securities, derivatives, repurchase agreements and reverse repurchase agreements. The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions amounting to up to no more than one third of its total assets. The Fund may invest in up to 15% of its net assets in illiquid securities. The Fund may make short sales if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration.

         PIMCO Growth and Income Fund. The Fund may invest up to 10% of its net assets in illiquid securities, including restricted securities.

         PIMCO Renaissance Fund. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities.

         PIMCO Value Fund. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities.

         Money Market Fund. The Fund invests only those U.S. dollar-denominated debt instruments that meet the high quality and credit risk standards established by the Board of Trustees and consistent with Federal requirements applicable to money market funds. In accordance with such requirements, the Fund will purchase securities that are rated within the top two rating categories by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated the security, by that NRSRO, or if not rated, the securities are deemed of comparable quality by the Subadviser pursuant to standards adopted by the Board of Trustees. Corporate debt securities (bonds, debentures, notes and other similar debt instruments) in which the Fund may invest have 397 days or less to maturity and are considered, under the Investment Company Act of 1940, as amended, to be rated in one of the two highest short term rating categories or, if unrated, are of comparable quality to a security rated in one of the two highest short term ratings categories and have a long term rating in the three highest long term ratings categories. The Fund will invest no more than 5% of its total assets in debt securities which are rated below the top rating category or, if unrated, are of comparable investment quality as determined by the Subadviser. The Fund's investments in bank loan participation agreements represent obligations of corporations and banks having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.

         VK Aggressive Growth Fund. Up to 35% of the Fund's total assets may be invested in investment grade debt obligations, or if unrated, determined to be of comparable quality by the Subadviser (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Corporate Debt Securities"). The Fund may invest an amount up to 25% of its total assets at the time of purchase  in  securities  subject  to  repurchase  agreements  (see  "Additional
Information on Portfolio Instruments and Investment Policies" -- "Repurchase Agreements"). The Fund may invest up to 15% of its net assets in illiquid securities (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Illiquid Securities"). The Fund may lend its portfolio securities in an amount up to 33 1/3% of its total assets (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Lending of Portfolio Securities").

         VK Comstock Fund. The Fund generally holds 10% of its total assets in high quality short term debt securities and in investment grade corporate debt securities for liquidity purposes. The Fund may invest up to 10% of its net assets in illiquid securities (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Illiquid Securities").

         VK Emerging Growth Fund. The Fund may also, under normal market conditions, hold up to 15% of its net assets in money market instruments (as defined previously under "Temporary, Defensive Investments") and repurchase agreements (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Repurchase Agreements"). The Fund may invest up to 10% of its net assets in illiquid securities (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Illiquid Securities"). The Fund may also engage in the use of options, futures and forward contracts, including but not limited to, forward foreign currency exchange contracts and foreign currency options. The Fund is also permitted to invest in special situation companies, emerging markets securities, reverse repurchase agreement and securities of unseasoned issuers.


         VK Equity and Income Fund. The Fund may invest up to 10% of its net assets in illiquid and certain restricted securities. The Fund may not invest more than 5% of its assets in the securities of any one issuer (except the U.S. government) or purchase more than 10% of the outstanding voting securities of any one issuer, except as permitted by the 1940 Act. The Fund may not borrow money except for a temporary purpose and then not in excess of 10% of its net assets. The Fund may not purchase securities on margin, sell securities short, purchase or sell commodities or commodities futures contracts, or make loans to any individual. The Fund may not purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than 5% of the Fund's assets would be invested in such securities. The Fund may not invest more than 10% of its net assets in real estate, but the Fund may purchase securities issued by real estate investment trusts and corporations engaged primarily in real estate. The Fund may invest up to 25% of its assets in any one industry.

         VK Global Franchise Fund. The Fund may lend up to one third of its total assets (but this limitation does not apply to purchases of debt securities or repurchase agreements). The Fund may invest up to 15% of its net assets in illiquid securities (see "Additional Information On Portfolio Instruments and Investment Policies" - "Illiquid Securities").

         VK Growth and Income Fund. It is currently the policy of the Fund not to invest at the time of purchase more than 5% of its net assets in securities subject to repurchase agreements. The Fund may invest up to 10% of its net assets in illiquid securities (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Illiquid Securities"). The Fund may invest up to 5% of its total assets in unseasoned issuers (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Unseasoned Issuers").

         VK Growth Fund. Up to 35% of the Fund's total assets may be invested in investment grade debt obligations, or if unrated, determined to be of comparable quality by the Subadviser (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Corporate Debt Securities"). The Fund may invest up to 20% of its total assets in securities subject to repurchase agreements. The Fund may invest up to 15% of its net assets in illiquid securities (see "Additional Information On Portfolio Instruments and Investment Policies" - "Illiquid Securities").


                       ADDITIONAL INFORMATION ON PORTFOLIO
                       INSTRUMENTS AND INVESTMENT POLICIES

         The Funds invest in a variety of securities and employ a number of investment techniques that involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may purchase or engage in the corresponding instrument or technique. A "N" indicates the Fund
(1) is prohibited by investment restriction or policy from purchasing the instrument or engaging in the technique or (2) does not intend to purchase or engage in the corresponding instrument or technique although the Fund is not prohibited from doing so. Following the table is further information describing the investments and techniques listed in the table. Certain strategies of the Funds as described above may modify the information contained in the following pages ("Additional Information" section).


----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
TYPE OF INVESTMENT OR TECHNIQUE
                                                                                                   DREYFUS
                                             AIM                                          DAVIS    PREMIER
                                            BASIC                 AIM DENT       AIM        NY    SMALL CAP   CAPITAL    OPPENHEIMER
                                            VALUE    AIM BLUE   DEMOGRAPHIC INTERNATIONAL VENTURE   VALUE    APPRECIATION  EMERGING
                                            FUND     CHIP FUND  TRENDS FUND  EQUITY FUND   FUND      FUND      FUND      GROWTH FUND
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
U.S. common stocks                            Y          Y           Y            Y          Y         Y           Y            Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Preferred stocks                              Y          Y           Y            Y          Y         Y           Y            Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Small company stocks                          Y          N           Y            Y          Y         Y           Y            Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Special situation companies                   Y          Y           Y            Y          N                     Y            Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Illiquid securities                           Y          Y           Y            Y          Y         Y           Y            Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Restricted securities                         Y          Y           Y            Y          Y                     Y            Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
When-issued / delayed-delivery
securities                                    Y          Y           Y            Y          Y         Y           Y            N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Investment companies (including SPDRs)        Y          Y           Y            Y          Y         Y           N            N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Real estate investment trusts (REITS)         Y          Y           Y            Y          Y         N           N            N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Securities of foreign issuers                 Y          Y           Y            Y          Y         Y           Y            Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Depositary receipts                           Y          Y           Y            Y          Y         Y           Y            Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Securities from developing
countries/emerging markets                    Y          Y           Y            Y          Y         Y           N            N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Convertible securities                        Y          Y           Y            Y          Y         Y           Y            Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Long-term corporate debt                      Y          Y           Y            Y          Y                     Y            N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Short-term corporate debt (commercial
paper)                                        Y          N           Y            Y          Y         Y           Y            N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Floating and variable rate securities         N          N           N            N          N         N           N            N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Repurchase agreements                         N          N           N            N          Y         Y           Y            Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Reverse repurchase agreements                 N          N           N            Y          N         Y           N            N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Loan Participation Interests                  N          N           N            N          N                     N            N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Non-investment grade debt                     N          Y           N            N          Y         N           N            N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Asset Backed Securities                       Y          Y           Y            Y          N         N           N            N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Sovereign debt (foreign)                      Y          Y           Y            Y          N                     Y            N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Stripped Mortgage Securities                  N          N           N            N          N         N           N            N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Bank obligations                              Y          Y           Y            Y          Y         Y           Y            N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
U.S. Government securities                    Y          Y           Y            Y          Y         Y           Y            Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Zero Coupon/Pay-in Kind Securities            N          N           N            N          Y                     N            N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Mortgage-related securities                   Y          Y           Y            Y          Y         N           N            N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Collateralized mortgage obligations           Y          Y           Y            Y          Y         N           N            N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Mortgage dollar rolls                         Y          Y           Y            Y          N                     N            N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Guaranteed Investment Contracts               N          N           N            N          N                     N            N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Unseasoned issuers                            Y          N           Y            Y          Y                     Y            Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Warrants and Rights                           Y          Y           Y            Y          Y         Y           Y            Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Futures                                       Y          Y           Y            Y          Y         Y           Y            Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Options                                       Y          Y           Y            Y          Y         Y           Y            Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Foreign currency options and futures          Y          Y           Y            Y          Y         Y           Y            Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Forward currency contracts                    Y          N           Y            Y          Y                     Y            Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Borrowing money                               Y          Y           Y            Y          Y         Y           Y            Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Lending portfolio securities                  Y          Y           Y            Y          Y         Y           Y            Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Short sales (against the box)                 Y          Y           Y            Y          Y         N           N            Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Taxable and tax exempt municipal
securities                                    N          N           N            Y          Y                     N            N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Swap Agreements                               N          N           N            N          Y                     N            N
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------
Money market instruments                      Y          Y           Y            Y          Y         Y           Y            Y
----------------------------------------- ---------- ---------- ------------ ------------ -------- ---------- ------------ ---------

----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
TYPE OF INVESTMENT OR TECHNIQUE                                                                PIMCO      PIMCO
                                                                                                NFJ        PEA
                                          OPPENHEIMER                                          SMALL      GROWTH               PIMCO
                                           EMERGING                              OPPENHEIMER    CAP        AND      PIMCO PEA   PEA
                                          TECHNOLOGIES OPPENHEIMER INTERNATIONAL    MAIN       VALUE      INCOME  RENAISSANCE  VALUE
                                             FUND      GLOBAL FUND  GROWTH FUND  STREET FUND    FUND       FUND       FUND      FUND
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
U.S. common stocks                             Y            Y            Y            Y           Y         Y           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Preferred stocks                               Y            Y            Y            Y           Y         Y           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Small company stocks                           Y            Y            Y            Y           Y         Y           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Special situation companies                    Y            Y            Y                        Y         Y           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Illiquid securities                            Y            Y            Y            Y           Y         Y           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Restricted securities                          Y            Y            Y            Y           Y         Y           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
When-issued / delayed-delivery
securities                                     Y            Y                         Y           Y         Y           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Investment companies (including SPDRs)         N            Y                         Y           Y         Y           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Real estate investment trusts (REITS)          N            Y            N            Y           Y         Y           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Securities of foreign issuers                  Y            Y            Y            Y           Y         Y           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Depositary receipts                            Y            Y            Y            Y           Y         Y           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Securities from developing
countries/emerging markets                     Y            Y            Y            Y           Y         Y           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Convertible securities                         Y            Y            Y            Y           Y         Y           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Long-term corporate debt                       Y                         Y            Y           Y         Y           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Short-term corporate debt (commercial
paper)                                         Y            Y            Y            Y           Y         Y           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Floating and variable rate securities          N            Y                         Y           Y         N           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Repurchase agreements                          Y            Y            Y            Y           Y         Y           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Reverse repurchase agreements                  Y                         Y                        Y         Y           N         N
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Loan Participation Interests                   N                                                  Y         N           N         N
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Non-investment grade debt                      Y                         Y            Y           N         Y           N         N
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Asset Backed Securities                        N            Y                         Y           N         Y           N         N
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Sovereign debt (foreign)                       Y                                      Y           N         Y           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Stripped Mortgage Securities                   N                                      Y           Y         Y           N         N
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Bank obligations                               Y                                                  Y         Y           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
U.S. Government securities                     Y            Y            Y            Y           Y         Y           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Zero Coupon/Pay-in Kind Securities             N            Y                         Y           Y         Y           N         N
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Mortgage-related securities                    N            Y                         Y           Y         Y           N         N
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Collateralized mortgage obligations            N            Y                         Y           Y         Y           N         N
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Mortgage dollar rolls                          N            Y                         Y           Y         N           N         N
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Guaranteed Investment Contracts                N                                                  N         N           N         N
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Unseasoned issuers                             Y            Y            Y            Y           Y         Y           N         N
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Warrants and Rights                            Y            Y            Y            Y           Y         Y           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Futures                                        Y            Y            Y            Y           Y         Y           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Options                                        Y            Y            Y            Y           Y         Y           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Foreign currency options and futures           Y            Y            Y            Y           Y         N           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Forward currency contracts                     Y            Y            Y            Y           Y         Y           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Borrowing money                                Y            Y            Y            Y           Y         Y           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Lending portfolio securities                   Y            Y            Y            Y           Y         Y           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Short sales (against the box)                  Y                         N                        Y         Y           N         N
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Taxable and tax exempt municipal
securities                                     N                                                  Y         N           N         N
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Swap Agreements                                N            N            Y            Y           N         N           N         N
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----
Money market instruments                       Y                         Y            Y           Y         Y           Y         Y
----------------------------------------- ------------ ------------ ------------ ------------ ---------- --------- ------------ ----



----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
TYPE OF INVESTMENT OR TECHNIQUE                                                           VK
                                                        VK                      VK       EQUITY        VK     VK GROWTH
                                           MONEY     AGGRESSIVE     VK       EMERGING     AND        GLOBAL      AND         VK
                                           MARKET     GROWTH     COMSTOCK     GROWTH     INCOME     FRANCHISE   INCOME     GROWTH
                                            FUND        FUND       FUND        FUND       FUND        FUND       FUND       FUND
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
U.S. common stocks                            N          Y           Y          Y           Y          Y          Y           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Preferred stocks                              N          Y           Y          Y           Y          Y          Y           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Small company stocks                          N          Y           Y          Y           Y          Y          Y           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Special situation companies                   N          Y           Y          Y           N          Y          N           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Illiquid securities                           Y          Y           Y          Y           Y          Y          Y           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Restricted securities                         Y          Y           Y          Y           Y          Y          Y           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
When-issued / delayed-delivery
securities                                    Y          Y           N          Y           N          Y          N           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Investment companies (including SPDRs)        Y          Y           Y          Y           Y          Y          Y           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Real estate investment trusts (REITS)         N          Y           Y          Y           Y          Y          Y           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Securities of foreign issuers                 Y          Y           Y          Y           Y          Y          Y           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Depositary receipts                           Y          Y           Y          Y           Y          Y          Y           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Securities from developing
countries/emerging markets                    N          Y           Y          Y           Y          Y          Y           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Convertible securities                        N          Y           Y          Y           Y          Y          Y           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Long-term corporate debt                      N          Y           Y          Y           Y          Y          Y           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Short-term corporate debt (commercial
paper)                                        Y          Y           Y          Y           Y          Y          Y           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Floating and variable rate securities         Y          N           N          Y           N          Y          N           N
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Repurchase agreements                         Y          Y           Y          Y           Y          Y          Y           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Reverse repurchase agreements                 Y          Y           N          Y           N          Y          N           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Loan Participation Interests                  Y          N           N          N           N          N          N           N
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Non-investment grade debt                     N          N           N          N           N          N          N           N
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Asset Backed Securities                       Y          N           N          N           Y          Y          N           N
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Sovereign debt (foreign)                      Y          N           N          N           Y          Y          Y           N
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Stripped Mortgage Securities                  N          N           N          N           N          N          N           N
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Bank obligations                              Y          Y           Y          Y           Y          Y          Y           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
U.S. Government securities                    Y          Y           Y          Y           Y          Y          Y           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Zero Coupon/Pay-in Kind Securities            N          N           N          N           Y          Y          N           N
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Mortgage-related securities                   Y          N           N          Y           Y          Y          N           N
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Collateralized mortgage obligations           Y          N           N          N           N          N          N           N
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Mortgage dollar rolls                         N          N           N          Y           N          N          N           N
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Guaranteed Investment Contracts               N          N           N          N           N          N          N           N
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Unseasoned issuers                            N          Y           Y          Y           Y          Y          Y           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Warrants and Rights                           N          Y           Y          Y           Y          Y          Y           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Futures                                       N          Y           Y          Y           Y          Y          Y           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Options                                       N          Y           Y          Y           Y          Y          Y           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Foreign currency options and futures          N          Y           N          Y           Y          Y          Y           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Forward currency contracts                    N          Y           N          Y           Y          Y          Y           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Borrowing money                               Y          Y           Y          Y           Y          Y          Y           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Lending portfolio securities                  Y          Y           Y          Y           N          Y          Y           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Short sales (against the box)                 N          Y           N          Y           N          Y          N           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Taxable and tax exempt municipal
securities                                    N          N           N          N           N          Y          N           N
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Swap Agreements                               N          N           N          N           N          Y          N           N
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------
Money market instruments                      Y          Y           Y          Y           Y          Y          Y           Y
----------------------------------------- ---------- ----------- ---------- ----------- ---------- ---------- ----------- ----------

BANK OBLIGATIONS

         Certain Funds may invest in bank obligations consisting of bankers' acceptances, certificates of deposit and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations if (a) at the time of investment, the depository or institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         Certain Funds may also invest in Eurodollar certificates of deposit ("Euro CDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or foreign bank; and Canadian time deposits, which are basically the same as ETDs, except they are issued by Canadian offices of major Canadian banks.

         Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues.

COMMERCIAL PAPER

         Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than 9 months and fixed rates of return.

         Certain Funds may invest in commercial paper rated in any rating category or not rated by an NRSRO. In general, investment in lower-rated instruments is more risky than investment in instruments in higher-rated categories. For a description of the rating symbols of each NRSRO, see the Appendix. The Funds may also invest in U.S. dollar denominated commercial paper, including U.S. dollar denominated commercial paper issued by a Canadian corporation or issued by a European-based corporation.

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES

         Certain Funds may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity in the 5 to 20 year range but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities is backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity.

         Variable amount master demand notes in which certain Funds may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns) must satisfy the same criteria set forth above for commercial paper. The Subadviser will consider the earning power, cash flow, and other liquidity ratios of such notes and will continuously monitor the financial status and ability to make payment on demand. In determining dollar weighted average maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

FOREIGN SECURITIES

         Certain Funds may invest in securities of foreign issuers. Investing in foreign securities (including through the use of depository receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

         Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

         Many European countries recently have adopted a single European currency, commonly referred to as the "euro." The long-term consequences of the euro conversion on foreign exchange rates, interest rates and the value of European securities, all of which may adversely affect the Fund(s), are still uncertain.

         Investment in Companies in Developing Countries/Emerging Markets. Certain Funds may invest from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization.

         Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

         The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. For example, certain countries, including, China, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

         The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% (10% for certain Funds) of its net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

         Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries. In addition, developing countries may have or enact restrictions on the right of foreign investors to repatriate their capital and to remit profits abroad.

         Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

         Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

         Depositary Receipts. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent an interest in the securities of a foreign issuer deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all of the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the United States for many ADRs. Certain Funds may also invest in EDRs and GDRs which are receipts evidencing an arrangement with European and other banks similar to that for ADRs and are designed for use in European and other securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.

         Certain depositary receipts, typically those categorized as unsponsored, require the holders to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

         Foreign Sovereign Debt. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation, new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

SECURITIES OF OTHER INVESTMENT COMPANIES


         As permitted by the Investment Company Act of 1940, a Fund may invest in securities issued by other investment companies, so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of a Fund's total assets will be invested in the securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by shareholders.

EXCHANGE TRADED FUNDS

         The Funds may invest in investment companies in the form of various exchange traded funds ("ETFs"), subject to the Fund's investment objectives, policies, and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of ETFs include:

     o "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

     o "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies quoted through Nasdaq. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

     o "iShares" which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

     o "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a Fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the Fund's investment strategies.

         ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry, sector or index. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Fund can generate brokerage expenses.


U.S. GOVERNMENT OBLIGATIONS

         Certain Funds may invest in obligations issued or guaranteed by the U.S.government or its agencies or instrumentalities, including bills, notes and bonds issued by the U.S. Treasury.

         Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities, such as FNMA, SLMA, or the FHLMC, since it is not obligated to do so by law. These agencies or instrumentalities are supported by the issuer's right to borrow specific amounts from the U.S. Treasury, the discretionary authority of the U.S. government to purchase certain obligations from such agencies or instrumentalities, or the credit of the agency or instrumentality.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

         Certain Funds may purchase securities on a "when-issued" or "delayed delivery" basis. A Fund will engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a "when-issued" or "delayed delivery" basis, the Trust's Custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy the purchase commitment, and in such case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of a Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, a Fund's liquidity and the ability of the Subadviser to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed delivery" securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, certain Fund's commitments to purchase "when-issued" or "delayed delivery" securities will not exceed 25% of the value of its total assets.

         Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause such Fund to miss a price or yield considered to be advantageous. If a Fund sells a "when-issued" or "delayed delivery" security before a delivery, any gain would be taxable.

MORTGAGE-RELATED SECURITIES

         Certain Funds may, consistent with their investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. In addition, certain Funds may invest in mortgage-related securities issued by non-governmental entities, including collateralized mortgage obligations structured as pools of mortgage pass-through certificates or mortgage loans, subject to the rating limitations described in the Prospectus.

         Mortgage-related securities, for purposes of the Prospectus and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and the FHLMC, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. Accelerated prepayments have an adverse impact on yields for pass-through securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is prepaid. The opposite is true for pass-through securities purchased at a discount. The Funds may purchase mortgage-related securities at a premium or at a discount. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to the Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.

         There are a number of important differences among the agencies and the instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guaranty is backed by the full-faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates are also supported by the authority of the GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC mortgage participation certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, organized pursuant to an Act of Congress, which is owned entirely by the Federal Home Loan banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         Mortgage-related securities in which the Funds may invest may also include collateralized mortgage obligations ("CMOs"). CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by GNMA, FNMA or FHLMC, the CMOs represent obligations solely of the issuer and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency, or by any other person or entity. The issuers of the CMOs typically have no significant assets other than those pledged as collateral for the obligations.

         CMOs are issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the mortgage loans or the mortgage assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

         The principal of and interest on the mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

         Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

         Stripped Mortgage Securities. Certain Funds may invest in stripped mortgage securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

         Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

         In addition to the stripped mortgage securities described above, certain Funds may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Such Funds may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Fund.

         Certain Funds may also purchase stripped mortgage-backed securities for hedging purposes to protect the Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

ZERO COUPON AND PAY-IN-KIND SECURITIES

         Certain Funds may invest in zero coupon bonds and pay-in-kind securities. Zero coupon bonds (which do not pay interest until maturity) and pay-in-kind securities (which pay interest in the form of additional securities) may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although a Fund receives no periodic cash payments from such investments, applicable tax rules require the Fund to accrue and pay out its income from such securities annually as income dividends.

TAXABLE AND TAX EXEMPT MUNICIPAL SECURITIES

         Certain Funds may invest in municipal securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal securities, only if the interest paid thereon is exempt from federal taxes.

         Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

         Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

         The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The Subadviser will consider such an event in determining whether the Fund should continue to hold the obligation.

         An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

CORPORATE DEBT SECURITIES

         Depending upon the prevailing market conditions, the Subadviser may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value the yield will be lower than the coupon rate. Such obligations, in the case of debentures will represent unsecured promises to pay, and in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.

         Certain Funds may invest in securities which are rated the fourth highest rating group assigned by an NRSRO (e.g., securities rated BBB by S&P or Baa by Moody's) or, if not rated, are of comparable quality as determined by the Subadviser ("Medium-Grade Securities"). After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. A split rated security, i.e., rated in the fourth highest category by one NRSRO and also rated below the fourth highest category by another NRSRO, will not be considered a "medium grade security."

         As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of an issuer to make payments of principal and interest. Medium-Grade Securities are considered by Moody's to have speculative characteristics.

         Certain Funds may invest in lower rated securities. Fixed income securities with ratings below Baa (Moody's) BBB (S&P) are considered below investment grade and are commonly referred to as "junk" bonds ("Lower Rated Securities").

         These Lower Rated Securities generally offer higher interest payments because the company that issues the bond -- the issuer -- is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, the issuer has financial difficulties, or the issuer has a greater amount of debt.

         Some risks of investing in lower rated securities include:

o Greater credit risk -- Because of their more precarious financial position, issuers of high yield bonds may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.

o Reduced liquidity -- There are fewer investors willing to buy high yield bonds than there are for higher rated, investment grade securities. Therefore, it may be more difficult to sell these securities or to receive a fair market price for them.

o Lack of historical data -- Because high yield bonds are a relatively new type of security, there is little data to indicate how such bonds will behave in a prolonged economic downturn. However, there is a risk that such an economic downturn would negatively affect the ability of issuers to repay their debts, leading to increased defaults and overall losses to the Fund.

         Particular types of Medium-Grade and Lower Rated Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities react more strongly to changes in interest rates than the prices of other Medium-Grade or Lower Rated Securities. Some Medium-Grade Securities and some Lower Rated Securities in which a Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that such Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

         The credit ratings issued by Moody's and S&P are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade or Lower Rated Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Subadviser conducts its own independent credit analysis of Medium-Grade and Lower Rated Securities.

ILLIQUID SECURITIES

         Securities in which each of the Funds may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act
("Section 4(2) Securities"). Section 4(2) Securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Funds, who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) Securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such
Section 4(2) Securities, thus providing liquidity. The Trust's Board of Trustees has delegated to the Subadvisers the day-to-day authority to determine whether a particular issue of Section 4(2) Securities that are eligible for resale under Rule 144A under the 1933 Act should be treated as liquid. Rule 144A provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in the Rule. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.

         The Subadvisers may deem Section 4(2) Securities liquid if they believe that, based on the trading markets for such security, such security can be disposed of within seven (7) days in the ordinary course of business at approximately the amount at which a Fund has valued the security. In making such determination, the Subadvisers generally consider any and all factors that they deem relevant, which may include: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.

         Subject to the limitations described above, the Funds may acquire investments that are illiquid or of limited liquidity, such as private placements or investments that are not registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity. A Fund may not invest in additional illiquid securities if, as a result, more than 15% (10% in the case of certain Funds) of the market value of its net assets would be invested in illiquid securities.

         Treatment of Section 4(2) Securities as liquid could have the effect of decreasing the level of a Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

REPURCHASE AGREEMENTS

         Securities held by certain Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which a Subadviser deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligations or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from the sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against the claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for the custody of a Fund's securities subject to repurchase agreements, and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

         Certain Funds may borrow money by entering into reverse repurchase agreements and, dollar roll agreements in accordance with that Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase the securities, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed-upon date and price. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. At the time a Fund enters into a reverse repurchase agreement or a dollar roll agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid high-grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements and dollar roll agreements are considered to be borrowings by a Fund under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value if interest rates rise during the term of a reverse repurchase agreement or dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

DERIVATIVE INSTRUMENTS

         A Subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts and swaps, to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

         Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

OPTIONS TRADING

         Certain Funds may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. These option contracts may be listed for trading on a national securities exchange or traded over-the-counter. Certain Funds may also purchase put and call options.

         A call option gives the purchaser of the option the right to buy, and the writer has the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. Put and call options purchased by the Funds are valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

         When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         In order to close out a call option it has written, the Fund will enter into a "closing purchase transaction" (the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which such Fund previously has written). When the portfolio security or currency subject to a call option is sold, the Fund will effect a closing purchase transaction to close out an existing call option on that security or currency. If such Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or that Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the option holder, the Fund will forego the potential benefit represented by market depreciation over the exercise price.

         A Fund may sell "covered" put and call options as a means of hedging the price risk of securities in the Fund's portfolio. The sale of a call option against an amount of cash equal to the put's potential liability constitutes a "covered put."

         Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market marker. This information is carefully monitored by the Subadviser and verified in appropriate cases. OTC options are subject to the Funds' 15% (or 10% for certain Funds) limit on investments in securities which are illiquid or not readily marketable (see "Investment Restrictions"), provided that OTC option transactions by a Fund with a primary U.S. Government securities dealer which has given the Fund an absolute right to repurchase according to a "repurchase formula" will not be subject to such 15% limit.

         Certain Funds may also purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

         Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

FUTURES CONTRACTS

         Certain Funds may enter into futures contracts. This investment technique is designed primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contract, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

         The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price to sell or to purchase the underlying futures contract, upon exercising the option any time during the option period.

         Futures  transactions  involve  broker  costs  and  require  a Fund  to segregate liquid assets, such as cash, U.S. government securities or other liquid high-grade debt obligations to cover its performance under such contracts. A Fund may lose the expected benefit of futures contracts if interest rates, securities or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with its portfolio securities and foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

RISKS OF FUTURES AND OPTIONS INVESTMENTS

         A Fund will incur brokerage fees in connection with its futures and options transactions, and it will be required to segregate funds for the benefit of brokers as margin to guarantee performance of its futures and options contracts. In addition, while such contracts will be entered into to reduce certain risks, trading in these contracts entails certain other risks. Thus, while a Fund may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall performance for that Fund than if it had not entered into any such contracts. Additionally, the skills required to invest successfully in futures and options may differ from skills required for managing other assets in the Fund's portfolio.

         To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," a Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by such Fund plus premiums paid by it for open options on futures would exceed 5% of such Fund's total assets. Such Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 25% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high-quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

         Certain Funds may invest in forward foreign currency exchange contracts. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

         The Funds may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward currency contract in United States dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, such Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. Additionally, for example, when a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward currency sale contract to sell an amount of that foreign currency approximating the value of some or all of that Fund's portfolio securities or other assets denominated in such foreign currency. Alternatively, when a Fund believes a foreign currency will increase in value relative to the U.S. dollar, it may enter into a forward currency purchase contract to buy that foreign currency for a fixed U.S. dollar amount; however, this tends to limit potential gains which might result from a positive change in such currency relationships.

         A Fund will not enter into such forward contracts or maintain a net exposure on such contracts where such Fund would be obligated to deliver an amount of foreign currency in excess of the value of such Fund's securities or other assets denominated in that currency. The Subadvisers believe that it is important to have the flexibility to enter into such forward contracts when they determine that to do so is in the best interests of a Fund. The Fund's Custodian segregates cash or liquid high-grade securities in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign security. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of such Fund's commitments with respect to such contracts. The Funds generally do not enter into a forward contract for a term longer than one year.

         If the Fund retains the portfolio security and engages in an offsetting transaction, such Fund will incur a gain or a loss to the extent that there has been a movement in forward currency contract prices. If the Fund engages in an offsetting transaction it may subsequently enter into a new forward currency contract to sell the foreign currency. If forward prices decline during the period between which a Fund enters into a forward currency contract for the sale of foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Fund would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. The Funds will have to convert their holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

FOREIGN CURRENCY OPTIONS AND FUTURES TRANSACTIONS

         Certain Funds may invest in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of an option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

         A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against the decline of the value of the currency, it would not have to exercise its put. Similarly, if a Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of the purchase and the settlement date, the Fund would not have to exercise its call, but could acquire in the spot market the amount of foreign currency needed for settlement.

         Certain Funds may invest in foreign currency futures transactions. As part of its financial futures transactions, the Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Fund may be able to achieve many of the same objectives it may achieve through forward foreign currency exchange contracts more effectively and possibly at a lower cost. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery, and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, certain Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive 102% (or current percentage consistent with applicable legal or regulatory limitations) collateral in the form of cash or U.S. government securities. This collateral must be valued daily by the Fund and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to a Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy by USAZ.

COMMON STOCKS

         Certain Funds may invest in equity securities including common stocks. Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS

         Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate, when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

CONVERTIBLE SECURITIES

         Certain Funds may invest in convertible securities. Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock. Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities. Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are "senior" to common stock -- i.e., they have a prior claim against the issuer's assets. Convertible securities generally pay lower dividends or interest than non-convertible securities of similar quality. They may also reflect changes in the value of the underlying common stock.

SPECIAL SITUATION COMPANIES

         Certain Funds may invest in "special situation companies". "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The Subadviser of such a Fund believes, however, that if it analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

WARRANTS AND RIGHTS

         Certain Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         Rights are similar to warrants in they represent the right to buy common shares, however, in contrast, rights have a subscription price lower than the current market of the common stock and a life of two to four weeks.

REAL ESTATE INVESTMENT TRUSTS

         Certain Funds may invest in equity or debt real estate investment trusts ("REITs"). Equity REITs are trusts that sell shares to investors and use the proceeds to invest in real estate or interests in real estate. Debt REITs invest in obligations secured by mortgages on real property or interests in real property. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income. Also, REITs may not be diversified. A REIT may fail to qualify for pass-through tax treatment of its income under the Internal Revenue Code of 1986, as amended (the "Code") and may also fail to maintain its exemption from registration under the 1940 Act. Also, REITs (particularly equity REITs) may be dependent upon management skill and face risks of failing to obtain adequate financing on favorable terms.

INVESTMENT IN UNSEASONED ISSUERS

         Certain Funds may purchase securities of unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

SHORT SALES AGAINST THE BOX

         Certain Funds may engage in short sales against the box. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund may engage in a short sale if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." It may be entered into by a Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If a Fund engages in a short sale, the proceeds of the short sale are retained by the broker pursuant to applicable margin rules. Additionally, the collateral for the short position will be segregated in an account with the Fund's custodian or qualified sub-custodian. The segregated assets are pledged to the selling broker pursuant to applicable margin rules. If the broker were to become bankrupt, a Fund could experience losses or delays in recovering gains on short sales. To minimize this risk, a Fund will enter into short sales against the box only with brokers deemed by the Subadviser to be creditworthy. No more than 10% of the Fund's net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

         The Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

         If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

RISKS OF TECHNIQUES INVOLVING LEVERAGE

         Use of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds use these investment techniques only when the Subadvisers, as applicable, believe that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

         Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the investment the Fund has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

         The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SWAP AGREEMENTS

         Certain Funds may enter into swap agreements for the purpose of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in a security that yielded or produced that desired return. These instruments also may be used for tax and/or cash management purposes. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a particular security, or at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S government securities, or high grade debt obligations, to limit any potential leveraging of the Fund's portfolio. The Fund will not enter into a swap agreement with any single party if the net amount that would be owed or received under contracts with that party would exceed 5% of the Fund's total assets.

         Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the ability of the Subadviser correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Subadviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain positions adopted by the Internal Revenue Service may limit the Fund's ability to use swap agreements in a desired tax strategy. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could adversely effect the Fund's ability to terminate existing swap agreements, to realize amounts to be received under such agreements, or to enter into swap agreements, or could have adverse tax consequences.

INVESTMENT RESTRICTIONS


         The investment objective of the Money Market Fund may not be changed without a vote of the holders of a majority of the Fund's outstanding shares. In addition, the following investment restrictions may be changed with respect to a particular Fund only by the vote of a majority of the outstanding shares of that Fund (as defined under "ADDITIONAL INFORMATION -- Vote of a Majority of the Outstanding Shares" in this Statement of Additional Information). All other investment limitations described in the Prospectus or this Statement of Additional Information may be changed by the Trust's Board of Trustees. The Oppenheimer Emerging Technologies Fund, AIM Blue Chip Fund, AIM International Equity Fund, and PIMCO NFJ Small Cap Value Fund have names that suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (exclusive of collateral received in connection with securities lending) in investments of the type suggested by its name. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A Fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the Fund's outstanding shares as defined in the 1940 Act. The name of each of these Funds may be changed at any time by a vote of the Board of Trustees. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a Fund of its 80% investment policy.


         No Fund may:

         1. Act as an underwriter of securities within the meaning of the 1933 Act except insofar as it might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting;

         2. Invest in commodities, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation those relating to indices; (b) purchase and sell options on futures contracts or indices; and (c) purchase publicly traded securities of companies engaging in whole or in part in such activities.

         3. Purchase or sell real estate, except that it may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;


         4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that the Oppenheimer Emerging Technologies Fund may concentrate in technology industries and with respect to all other Funds:


                   (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;

                   (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;

                   (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and

                   (d) personal credit and business credit businesses will be considered separate industries.

         5. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. (This restriction does not apply to the VK Global Franchise Fund.)

         6. Make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

         7. Issue senior securities except to the extent permitted under the 1940 Act or any rule, order or interpretation thereunder.


         8. Borrow money (not including reverse repurchase agreements or dollar roll agreements), except that each Fund may borrow from banks for temporary or emergency purposes and then only in amounts up to 30% of its total assets at the time of borrowing and provided that such bank borrowings and reverse repurchase agreements and dollar roll agreements do not exceed in the aggregate one-third of the Fund's total assets (as a non fundamental policy, the following Funds operate under a more restrictive policy: 10% in the case of the Money Market Fund and VK Emerging Growth Fund, 5% in the case for the Capital Appreciation Fund and 5% in the case of VK Aggressive Growth Fund) less liabilities other than the obligations represented by the bank borrowings, reverse repurchase agreements and dollar roll agreements, or mortgage, pledge or hypothecate any assets except in connection with a bank borrowing in amounts not to exceed 30% of the Fund's net assets (as a non fundamental policy, the following Funds operate under a more restrictive policy:10% in the case of the VK Emerging Growth Fund, 5% in the case for the Capital Appreciation Fund and 5% in the case of VK Aggressive Growth Fund) at the time of borrowing. The VK Global Franchise Fund may borrow up to 33 1/3% of total assets, including the amount borrowed less liabilities.


         For purposes of the above investment limitations, the Funds treat all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry. In addition, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security.

         With respect to investment limitation No. 2 above, "commodities" includes commodity contracts. With respect to investment limitation No. 8 above, and as a non-fundamental policy which may be changed without the vote of shareholders, no Fund will purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with a Fund's investment practices described in the Funds' Prospectus or Statement of Additional Information are not deemed to be pledged for purposes of this limitation.

         In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders. No Fund may:

         1. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.


         2. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) the Oppenheimer Emerging Technologies Fund, PIMCO Growth and Income Fund, VK Aggressive Growth, VK Emerging Growth Fund, AIM Basic Value Fund, AIM Blue Chip Fund, AIM International Equity Fund, AIM Dent Demographic Trends Fund, PIMCO Small Cap Value Fund and VK Global Franchise Fund may engage in short sales against the box.


         3. Purchase securities of companies for the purpose of exercising control.

         4. Except as noted otherwise elsewhere in this SAI, invest more than 15% (10% with respect to the Money Market Fund) of its net assets in illiquid securities.

         Except for the Funds' policy on illiquid securities, and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

PORTFOLIO TURNOVER

         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The SEC requires that the calculation exclude all securities whose maturities at the time of acquisition are one year or less. The portfolio turnover rates for the Funds of the Trust may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions, and may result in additional tax consequences to a Fund's shareholders. Portfolio turnover rates are set forth in the Financial Highlights of the Prospectus.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


          Each of the classes of shares of the Trust's Funds are sold on a continuous basis by the Trust's distributor, BISYS Fund Services Limited Partnership (the "Distributor "or "BISYS LP"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. The Company's Funds offer one or more of the following classes of shares: Class 1 and Class 2 shares. [(Information concerning Class 1 shares is contained in a separate Prospectus and Statement of Additional Information dated ____________.)]


                                 NET ASSET VALUE


         The offering of Class 1 shares is closed to new investors. Existing Class 1 shareholders may not continue to purchase additional Class 1 shares after ________. Class 1 shares are available only in the following Funds: USAZ Dreyfus Premier Small Cap Value Fund, USAZ Oppenheimer Global Fund, USAZ Oppenheimer Main Street Fund and USAZ Van Kampen Equity and Income Fund. As indicated in the Prospectus, the net asset value of each class of each Fund is determined and the shares of each Fund are priced as of the valuation times defined in the Prospectus (see Shareholder Information - Pricing of Fund Shares) on each Business Day of the Trust. A "Business Day" is a day on which the New York Stock Exchange (the "NYSE") is open for trading. Currently, the NYSE will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


VALUATION OF THE MONEY MARKET FUND

         The Money Market Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in the Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, the Money Market Fund will maintain a dollar-weighted average maturity appropriate to the Fund's objective of maintaining a stable net asset value per share, provided that the Fund will not purchase any security with a remaining maturity of more than 397 days (thirteen months) (securities subject to repurchase agreements may bear longer maturities) nor will it maintain a dollar-weighted average maturity which exceeds 90 days. The Trust's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the investment objective of the Fund, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 0.5%, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations. As permitted by Rule 2a-7 and the procedures adopted by the Board, certain of the Board's responsibilities under the Rule may be delegated to the Subadviser.

VALUATION OF THE NON-MONEY MARKET FUNDS

         Portfolio securities, the principal market for which is a securities exchange, will be valued at the closing sales price on that exchange on the day of computation or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities, the principal market for which is not a securities exchange, will be valued at their latest bid quotation in such principal market. In either case, if no such bid price is available then such securities will be valued in good faith at their respective fair market values using methods by or under the supervision of the Board of Trustees of the Trust. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

         Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day; however securities that are traded on NASDAQ are valued at the official closing price reported by NASDAQ. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

         All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair value as determined in good faith under the general supervision of the Board of Trustees of the Trust.

REDEMPTION IN KIND

         Although the Funds intend to pay share redemptions in cash, the Funds reserve the right to make payment in whole or in part in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than $250,000 or 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

         Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. Subject to the provisions of the Declaration of Trust, the Board of Trustees manages the business of the Trust and the Trustees have all powers necessary or convenient to carry out this responsibility including the power to engage in transactions of all kinds on behalf of the Trust. The Board of Trustees is responsible for oversight of the officers and may elect and remove, with or without cause, such officers as they consider appropriate.


         The Board of Trustees has established certain standing committees to assist in the oversight of the Trust. The Audit Committee, made up of Mr. Conrad, Mr. Gelfenbien and Mr. Reeds, met ___ during the last fiscal year. The functions of the Audit Committee include advising the full Board of Trustees with respect to accounting, auditing and financial matters affecting the Trust. The Pricing Committee monitors the valuation of portfolio securities and other investments of the Funds and, as required by certain valuation policies, when the Board is not in session, determines the fair value of illiquid and other holdings after consideration of all relevant factors. The Nominating Committee, made up of Mr. Conrad, Mr. Gelfenbien and Mr. Reeds, met during the last fiscal year. The Nominating Committee advises the Board of Trustees with respect to the selection and nomination of candidates for election to the Board of Trustees. The Nominating Committee does not consider nominees recommended by shareholders of the Trust.


         The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. There are currently four Trustees, one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, ages, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past 5 years, the number of portfolios in the Trust they oversee, and their other directorships held are as follows:


                                          TERM OF                           PORTFOLIOS IN
                              POSITIONS  OFFICE* AND         PRINCIPAL      FUND COMPLEX        OTHER
                              HELD WITH   LENGTH OF        OCCUPATION(S)     OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS, AND AGE          TRUST    TIME SERVED    DURING PAST 5 YEARS    DIRECTOR     HELD BY DIRECTOR
----------------------          -----   ------------    -------------------   -----------   ----------------

                                        NON-INTERESTED TRUSTEES

Harrison Conrad, Age 69        Trustee   Since 10/99     Retired; Board            20             None
79 Dorchester Road                                       member of Capital
Darien, CT 06820                                         Re Corporation, a
                                                         financial-guaranty
                                                         re-insurer from
                                                         1995 to December
                                                         1999.

Roger Gelfenbien, Age 60       Trustee   Since 10/99     Retired; Partner of       20             Phoenix Edge Funds
37 Stonegate Drive                                       Accenture from 1983
Wethersfield, CT 06109                                   to August 1999.


Arthur C. Reeds III, Age 60    Trustee   Since 10/99     Retired Senior Investment 20             Connecticut Water
36 Fernwood Road                                         Officer, Hartford                        Service, Inc.
West Hartford, CT 06119                                  Foundation for
                                                         Public Giving from
                                                         September  2000 to January,
                                                         2003; Chairman, Chief
                                                         Executive and President of
                                                         Conning Corp., a money
                                                         manager, from September
                                                         1999 to March 2000;
                                                         Investment Consultant from
                                                         1997 to September 1999.

                                                 INTERESTED TRUSTEE

Chris Pinkerton**, Age 46      Chairman of Since 9/01    President,                20             Franklin Templeton
5701 Golden Hills Drive        the Board                 USAllianz Investor                       Variable Insurance
Minneapolis, MN 55416          and President             Services and Senior                      Products Trust
                                                         Vice President, Allianz
                                                         Life Insurance Co. of North
                                                         America from April 1999 to
                                                         present; Vice President of
                                                         marketing, sales operations
                                                         and director of marketing
                                                         at Nationwide Financial
                                                         Services from May 1977 to
                                                         April 1999.

                                                      OFFICERS


Jeffrey Kletti, Age 38         Vice         N/A          Vice President,            N/A           N/A
5701 Golden Hills Drive        President                 Advisory
Minneapolis, MN 55416                                    Management,
                                                         USAllianz Advisers
                                                         2000 to present;
                                                         formerly, 2nd Vice
                                                         President of Mutual
                                                         Fund Marketing,
                                                         Fortis Financial
                                                         Group.

Michael Radmer, Age 59         Secretary    N/A          Partner, Dorsey
Dorsey & Whitney LLP,                                    and Whitney LLP            N/A           N/A
Suite 1500                                               since 1976.
50 South Sixth Street
Minneapolis, MN 55402-1498

Curtis Barnes, Age 50          Assistant    N/A          Vice President of          N/A           N/A
BISYS Fund Services, Inc.      Secretary                 Legal Services of
3435 Stelzer Road                                        BISYS Fund Services
Columbus, OH 43219                                       from May 1995 to
                                                         present.

Troy Sheets, Age 32            Treasurer    N/A          Vice President of          N/A          N/A
BISYS Fund Services, Inc.                                Financial Services
3435 Stelzer Road                                        of BISYS Fund
Columbus, OH 43219                                       Services from 2002
                                                         to present; Audit
                                                         Manager with
                                                         KPMG LLP from
                                                         1993-2002.

Monica Vickman, Age 34         Vice President, N/A       Counsel, Allianz Life,     N/A          N/A
5701 Golden Hills Drive        Compliance                since June 2002
Minneapolis, MN 55416          Officer, and              Associate Counsel,
                               AML Compliance            American Express Company,
                               Officer                   1996-2002.

         *         Term of office for Trustees and Officers is indefinite.
         **        Mr. Pinkerton is an Interested Trustee by virtue of his employment relationship with the Manager.

The  following   table  sets  forth  the  dollar  range  of  equity   securities
beneficially owned by each Trustee as of December 31, 2003.

                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED
                                                                                 INVESTMENT COMPANIES OVERSEEN BY
                                                       DOLLAR RANGE OF EQUITY     TRUSTEE IN FAMILY OF INVESTMENT
NAME OF DIRECTOR                                       SECURITIES IN EACH FUND               COMPANIES

Harrison Conrad.................................                None                            None
79 Dorchester Road
Darien, CT 06820

Roger Gelfenbien................................                None                            None
37 Stonegate Drive
Wethersfield, CT 06109

Arthur C. Reeds III.............................                None                            None
36 Fernwood Road
West Hartford, CT 06119

Chris Pinkerton.................................                None                            None
5701 Golden Hills Drive
Minneapolis, MN 55416

         The following table sets forth any ownership by a non-interested Trustee or their immediate family members as to each class of securities of an investment advisor or principal underwriter of the Trust, or a person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Trust.

                               NAME OF
                             OWNERS AND
                            RELATIONSHIPS                                   VALUE OF    PERCENT OF
NAME                         TO DIRECTOR     COMPANY    TITLE OF CLASS     SECURITIES      CLASS

Harrison Conrad                N/A             N/A          None               N/A          N/A
Roger Gelfenbien               N/A             N/A          None               N/A          N/A
Arthur C. Reeds III            N/A             N/A          None               N/A          N/A



         The following table sets forth total compensation paid to Trustees for the fiscal year ended December 31, 2003. Except as disclosed below, no executive officer or person affiliated with the Trust received compensation from the Trust for the fiscal year ended December 31, 2003 in excess of $60,000. Trustees who are affiliated with the Distributor or the Manager do not receive compensation from the Trust but all Trustees are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

                COMPENSATION TABLE 12/31/2002 THROUGH 12/31/2003


                                                                       PENSION OR
                                                                       RETIREMENT   ESTIMATED       TOTAL
                                                         AGGREGATE  BENEFITS ACCRUED ANNUAL     COMPENSATION
                                                       COMPENSATION  AS PART OF THE BENEFITS      FROM THE
                                                         FROM THE        TRUST'S      UPON         TRUSTS
NAME OF TRUSTEE                                            TRUST        EXPENSES   RETIREMENT    (24 FUNDS)
---------------                                            -----        --------   ----------    ----------

                             NON-INTERESTED TRUSTEES

Harrison Conrad........................................  $31,125.00         $0        N/A          $31,125.00
Roger Gelfenbien.......................................  $31,125.00         $0        N/A          $31,125.00
Arthur C. Reeds III....................................  $31,125.00         $0        N/A          $31,125.00

                                                 INTERESTED TRUSTEE


Chris Pinkerton*.......................................     $0              $0        N/A              $0

*        For the fiscal year ended December 31, 2003, Mr.  Pinkerton was an Interested  Trustee due to his employment with
         USAllianz Advisers, Inc. Mr. Pinkerton was elected Trustee Nov. 27, 2001.


APPROVAL OF INVESTMENT ADVISORY CONTRACT

         As required by the Investment Company Act of 1940 ("1940 Act"), the Trust's Board has reviewed and approved the Trust's investment management agreement with the Manager and portfolio management agreements with the Subadvisers. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Manager's and Subadvisers' (collectively, the "Advisory Organizations") management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

         In assessing the Advisory Organizations' performance of their obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruption of a Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.

         The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser's service and fee. The Trust's Board is aware of these factors and takes them into account in its review of the Trust's advisory contracts.

         The Board considers and weighs these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds, and is assisted in its deliberations by the advice of counsel to the Trust. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting at which the Board's formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: an Advisory Organization's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

         The Board also receives financial information about Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received for providing other services to the Funds. The reports also discuss any indirect benefit an Advisory Organization may derive from its receipt of research services from brokers who execute Fund trades.

         The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Fund, nor does the Board consider any one of them to be determinative.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

[TO BE UPDATED FOR 5/1/04]
         As of  __________,  2004,  the Trustees and  officers of the Trust,  as a group,  owned none of the shares of any
Fund of the Trust. As of ___________, 2004, the following persons were 5% or greater shareholders of the Funds:
                                                                                                    PERCENTAGE OF
FUND/SHAREHOLDER                                                     NUMBER OF SHARES            SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
USAZ AIM BASIC VALUE FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                                                                                   %

USAZ AIM BLUE CHIP FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                                                                                   %

USAZ AIM DENT DEMOGRAPHIC TRENDS FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                                                                                   %

USAZ AIM INTERNATIONAL EQUITY FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                                                                                   %

USAZ DAVIS NY VENTURE FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                                                                                   %

USAZ MONEY MARKET FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                                                                                   %

USAZ CAPITAL APPRECIATION FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                                                                                   %

USAZ OPPENHEIMER EMERGING GROWTH FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                                                                                   %

USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                                                                                   %

USAZ INTERNATIONAL GROWTH FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                                                                                   %

USAZ PIMCO NFJ SMALL CAP VALUE FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                                                                                   %

USAZ PIMCO PEA GROWTH AND INCOME FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                                                                                   %

USAZ PIMCO PEA RENAISSANCE FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                                                                                   %

USAZ PIMCO PEA VALUE FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                                                                                   %

USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                                                                                   %

USAZ VAN KAMPEN COMSTOCK FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                                                                                   %

USAZ VAN KAMPEN EMERGING GROWTH FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                                                                                   %

USAZ VAN KAMPEN GLOBAL FRANCHISE FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                                                                                   %

USAZ VAN KAMPEN GROWTH AND INCOME FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                                                                                   %

USAZ VAN KAMPEN GROWTH FUND

ALLIANZ LIFE INSURANCE COMPANY OF N AMERICA
PO BOX 1117
MINNEAPOLIS  MN  554401117                                                                                   %


         The Manager may be presumed to control both the Trust and each of the Funds because it and its affiliates possess or share investment or voting power with respect to more than 25% of the total shares outstanding of the Trust and substantially all of the Funds. As a result, the Manager may have the ability to elect the Trustees of the Trust, approve investment advisory and the Distribution Agreement for each of the Funds and to control any other matters submitted to the shareholders of the Funds for their approval or ratification.

THE MANAGER


[TABLES ON P. 39-50 TO BE UPDATED FOR 5/1/04]


         Subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment objectives and restrictions, investment advisory services are provided to the Funds by the Manager. The Manager manages each Fund pursuant to an Investment Management Agreement (the "Management Agreement") with the Trust in respect of each such Fund, and subject to the investment policies described herein and in the Prospectus for the Funds.


         The Manager is a registered investment adviser and a Minnesota limited liability company located at 5701 Golden Hills Drive Minneapolis, MN 55416. Allianz Life Insurance Company of North America ("Allianz Life") is the principal owner of the Manager.


         For the services provided and the expenses assumed pursuant to the Management Agreement each of the Trust's Funds pays a fee, computed daily and paid monthly, at an annual rate calculated as a percentage of the average daily net assets of that Fund according to the following schedule:

         NAME OF FUND                                                                   MANAGEMENT FEE


         USAZ AIM Basic Value Fund......................................................    0.75%
         USAZ AIM Blue Chip Fund........................................................    0.80%
         USAZ AIM Dent Demographic Trends Fund..........................................    0.85%
         USAZ AIM International Equity Fund.............................................    0.90%
         USAZ Davis NY Venture Fund.....................................................    0.75%*
         USAZ Dreyfus Premier Small Value Fund..........................................
         USAZ Capital Appreciation Fund.................................................    1.00%**
         USAZ Oppenheimer Emerging Growth Fund..........................................    0.85%
         USAZ Oppenheimer Emerging Technologies Fund....................................    1.00%**
         USAZ Oppenheimer Global Fund...................................................
         USAZ International Growth Fund.................................................    0.875%**
         USAZ Oppenheimer Main Street Fund..............................................
         USAZ PIMCO NFJ Small Cap Value Fund............................................    0.75%
         USAZ PIMCO PEA Growth and Income Fund..........................................    0.75%
         USAZ PIMCO PEA Renaissance Fund................................................    0.75%
         USAZ PIMCO PEA Value Fund......................................................    0.75%
         USAZ Money Market Fund.........................................................    0.35%
         USAZ Van Kampen Aggressive Growth Fund.........................................    0.90%***
         USAZ Van Kampen Comstock Fund..................................................    0.775%***
         USAZ Van Kampen Emerging Growth Fund...........................................    0.85%
         USAZ Van Kampen Equity and Income Fund.........................................
         USAZ Van Kampen Global Franchise Fund..........................................    0.95%
         USAZ Van Kampen Growth and Income Fund.........................................    0.775%***
         USAZ Van Kampen Growth Fund....................................................    0.85%***

                                                                      AVERAGE NET ASSETS IN MILLIONS (M)
                                                                      ----------------------------------
                                                      UP TO       $10M TO       $20M TO   $40M TO    $60M AND
*                                                     $10M         $20M          $40M      $60M        MORE
                                                      ----         ----          ----      ----        ----
Davis NY Venture Fund..........................        0.75% (No Breakpoints)

                                                                   AVERAGE NET ASSETS IN MILLIONS (M)
                                                                   ----------------------------------
                                                               UP TO        $50M TO      $200M TO      $500M AND
**                                                             $50M          $200M         $500M         MORE
                                                               ----          -----         -----         ----
Capital Appreciation Fund............................
Oppenheimer Emerging Technologies Fund...............
International Growth Fund............................

                                                                   AVERAGE NET ASSETS IN MILLIONS (M)
                                                                   ----------------------------------
                                                               UP TO       $100M TO      $250M TO      $500M AND
***                                                            $100M         $250M         $500M         MORE
                                                               -----         -----         -----         ----
VK Aggressive Growth Fund............................         0.90%           0.85%         0.825%       0.80%
VK Comstock Fund.....................................         0.775%          0.75%         0.725%       0.675%
VK Growth and Income Fund............................         0.775%          0.75%         0.725%       0.675%
VK Growth Fund.......................................         0.85%           0.80%         0.775%       0.75%

         The Manager may periodically voluntarily reduce all or a portion of its fee with respect to any Fund to increase the net income of one or more of the Funds available for distribution as dividends. In this regard, the Manager has entered into an expense limitation agreement with certain of the Funds (each an "Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreements, the Manager has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Fund to the limits described below. Please note that the waiver of such fees will cause the total return and yield of a fund to be higher than they would otherwise be in the absence of such a waiver.

         The Manager may request and receive reimbursement from the Fund of the advisory fees waived or limited and other expenses reimbursed by the Manager pursuant to the Expense Limitation Agreement at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth below. No reimbursement will be made unless the total annual expense ratio of the Fund making such reimbursement is less than the limit set forth below. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by the Manager is not permitted.

         The Manager has agreed to waive advisory fees, and if necessary, reimburse expenses in order to limit annual fund operating expenses for certain of the funds of the Trust as follows:

NAME OF FUND                                                                           EXPENSE LIMITATION FOR FUND


AIM Basic Value Fund........................................................................       1.10%
AIM Blue Chip Fund..........................................................................       1.15%
AIM Dent Demographic Trends Fund............................................................       1.20%
AIM International Equity Fund...............................................................       1.25%
Davis NY Venture Fund.......................................................................       1.10%
Dreyfus Premier Small Value Fund............................................................
Capital Appreciation Fund...................................................................       1.10%
Oppenheimer Emerging Growth Fund............................................................       1.25%
Oppenheimer Emerging Technologies Fund......................................................       1.25%
Oppenheimer Global Fund.....................................................................
International Growth Fund...................................................................       1.25%
Oppenheimer Main Street Fund................................................................
PIMCO Growth and Income Fund................................................................       1.10%
PIMCO Renaissance Fund......................................................................       1.10%
PIMCO Small Cap Value Fund..................................................................       1.25%
PIMCO Value Fund............................................................................       1.10%
Money Market Fund...........................................................................       0.87%
VK Aggressive Growth Fund...................................................................       1.25%
VK Comstock Fund............................................................................       1.20%
VK Emerging Growth Fund.....................................................................       1.10%
VK Equity and Income Fund...................................................................
VK Global Franchise Fund....................................................................       1.35%
VK Growth and Income Fund...................................................................       1.10%
VK Growth Fund..............................................................................       1.20%


         Pursuant to the Management Agreement, the Funds will pay all expenses not assumed by the Manager. Among other expenses, each Fund pays its taxes (if any), brokerage commissions on portfolio transactions, interest, the cost of transfer and dividend disbursement, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated trustees, and costs of shareholder meetings.

         Unless sooner terminated, the Management Agreement continues in effect as to a particular Fund for an initial period of two years and thereafter for successive one-year periods if such continuance is approved at least annually
(i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund and (ii) by vote of a majority of the Trustees who are not parties to the Management Agreement, or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for such purpose. The Management Agreement is terminable as to a particular Fund at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of that Fund, or by the Manager as applicable. The Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         The Management Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss suffered by a Fund resulting from a breach of fiduciary duty with respect to its receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager as applicable in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.


For the fiscal year or period ended December 31, 2003, the Fund's advisory fees that were earned and waived were as follows:

             FUND                                 ADVISORY FEES EARNED   ADVISORY FEES WAIVED
             AIM Basic Value Fund                   $                      $
             AIM Blue Chip Fund
             AIM Dent Demographic Trends Fund
             AIM International Equity Fund
             Davis NY Venture Fund
             Capital Appreciation Fund
             International Growth Fund
             Oppenheimer Emerging Growth Fund
             Oppenheimer Emerging Technologies Fund
             PIMCO NFJ Small Cap Value Fund
             PIMCO PEA Growth & Income Fund
             PIMCO PEA Renaissance Fund
             PIMCO PEA Value Fund
             Money Market Fund
             VK Aggressive Growth Fund
             VK Comstock Fund
             VK Emerging Growth Fund
             VK Global Franchise Fund
             VK Growth and Income Fund
             VK Growth Fund


         On February 27, 2002, the Board of Trustees approved a change in the management structure of the USAZ Money Market Fund under which Allianz of America, Inc. served as the Fund's Subadviser and the Manager served as the Fund's Manager. (Prior to this change, Allianz of America, Inc. served as the Fund's Adviser, and the Fund had no Subadviser or sub-adviser.) The change was effective June 24, 2002 and involved affiliated investment advisers with no change in the Fund's advisory fees. The change did not involve an "assignment" of the Fund's advisory agreement and therefore, no shareholder vote was required. Under the prior management structure, for the fiscal year or period ended December 31, 2000, Allianz of America, Inc. was entitled to receive and waived advisory fees as follows:

FUND                                                                  ADVISORY FEES EARNED  ADVISORY FEES WAIVED

Money Market Fund......................................................       $46,102               $46,102

         Also under the prior management structure, for the fiscal year or period ended December 31, 2001, Allianz of America, Inc. was entitled to receive and waived advisory fees as follows:

FUND                                                                  ADVISORY FEES EARNED  ADVISORY FEES WAIVED

Money Market Fund......................................................      $158,500              $142,508

Also under the prior management  structure,  for the fiscal year or period ended
December 31, 2002, the Manager was entitled to receive and waived advisory fees as follows:

FUND                                                                  ADVISORY FEES EARNED  ADVISORY FEES WAIVED

Money Market Fund......................................................      $452,966               $36,714


THE SUBADVISERS

         The Manager has entered into subadvisory agreements (the "Portfolio Management Agreement" with various Subadvisers with respect to each Fund managed by the Manager (the "Subadvised Funds").

         Subadvisers are selected from more than 400 independent firms. Through a rigorous portfolio manager selection process which includes researching each potential subadviser's asset class, track record, organizational structure, management team, consistency of performance and assets under management, five to ten potential subadvisers are chosen. Out of that group, the Manager then chooses the three potential subadvisers it considers to be most qualified based on performance evaluation, ownership structure, personnel and philosophy to return for an on-site visit and a quantitative and qualitative analysis by the Manager's investment committee. Out of those three potential subadvisers, the Manager then selects the firm it determines to be the most qualified, subject to approval by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust.

         Each Subadviser's performance on behalf of a Subadvised Fund is monitored by the Manager, taking into consideration investment objectives and policies and level of risk. The Manager brings comprehensive monitoring and control to the investment management process.

         The Trust and the Manager were issued an exemptive order from the Securities and Exchange Commission in September of 2002 which permits the Subadvised Funds to obtain the services of one or more subadvisers without investor or shareholder approval. The exemptive order also permits the terms of Portfolio Management Agreements to be changed and the employment of Subadvisers to be continued after events that would otherwise cause an automatic termination of a Portfolio Management Agreement, in each case without shareholder approval if those changes or continuation are approved by the Trust's Board of Trustees. If a subadviser were added or changed without shareholder approval, the Prospectus would be revised and shareholders notified.

         Highly disciplined manager evaluation on both a quantitative and qualitative basis is an ongoing process. The Manager's investment committee gathers and analyzes performance data. Performance attribution, risk/return ratios and purchase/sale assessments are prepared monthly and, each quarter, a more comprehensive review is completed which consists of manager visits, fundamental analysis and statistical analysis. Extensive quarterly analysis is conducted to ensure that the investment fund is being managed in line with the stated objectives. Semiannually, the investment committee reviews the back-up manager selection, regression analysis and universe comparisons. A number of "red flags" signal a more extensive and frequent manager review. These flags consist of a return inconsistent with the investment objective, changes in subadviser leadership, ownership or portfolio managers, large changes in assets under management and changes in philosophy or discipline. The immediate response to any red flag is to assess the potential impact on the manager's ability to meet investment objectives. The Manager monitors "back-up" additional independent managers for each investment class so that, should a Subadviser change be warranted, the transition can be effected on a timely basis.

         Under the Portfolio Management Agreements, each Subadviser agrees to assume the obligations of the Manager to provide day-to-day investment decisions and other advisory services for a specific Subadvised Fund. The following table shows each Subadvised Fund, its Subadviser and the fee paid for such subadvisory services during the last fiscal year:

SUBADVISED FUND                                    SUBADVISER                                             SUBADVISORY FEE*


   AIM Basic Value Fund............... AIM Capital Management, Inc.................................................**%
   AIM Blue Chip Fund................. AIM Capital Management, Inc.................................................**%
   AIM Dent Demographic Trends Fund... AIM Capital Management, Inc.................................................**%
   AIM International Equity Fund...... AIM Capital Management, Inc.................................................**%
   Davis NY Venture Fund.............. OppenheimerFunds, Inc.....................................................0.66%
   Dreyfus Premier Small Value Fund... The Dreyfus Corporatopm.....................................................**%
   Capital Appreciation.  Fund........ [Subadviser to be determined]..............................................___%
   Oppenheimer Emerging Growth Fund... OppenheimerFunds, Inc.....................................................0.40%
   Oppenheimer Emerging Tech Fund..... OppenheimerFunds, Inc ....................................................0.74%
   Oppenheimer Global Fund............ OppenheimerFunds, Inc.......................................................**%
   International Growth  Fund......... [Subadviser to be determined]..............................................___%
   Oppenheimer Main Street Fund....... OppenheimerFunds, Inc.......................................................**%
   PIMCO PEA Renaissance Fund......... PIMCO Equity Advisors LLC.("PEA").........................................0.50%
   PIMCO PEA Value Fund............... PEA.......................................................................0.50%
   PIMCO PEA Growth and Income Fund... PEA.......................................................................0.50%
   PIMCO Small Cap Value Fund......... PIMCO Advisors Retail Holdings LLC & NFJ Investment Group LP................**%
   Money Market Fund.................. Prudential Investment Management, Inc.....................................0.00%
   VK Aggressive Growth Fund.......... Van Kampen Asset Management ..............................................0.55%
   VK Comstock Fund................... Van Kampen Asset Management ..............................................0.42%
   VK Emerging Growth Fund............ Van Kampen Asset Management...............................................0.50%
   VK Equity and Income Fund.......... Van Kampen Asset Management.................................................**%
   VK Global Franchise Fund........... Van Kampen Asset Management.................................................**%
   VK Growth and Income Fund.......... Van Kampen Asset Management...............................................0.42%
   VK Growth Fund..................... Van Kampen Asset Management...............................................0.50%

  *The Subadvisory Fee represents the annual fee based on the net asset value of the Fund and is accrued daily and payable monthly.
 **Funds that have not been in operation for a full fiscal year are calculated based on the breakpoints  listed below for that Fund. The  breakpoints  for
   Funds that have been in operation for a full fiscal year, ending 12/31/03, are also listed below.


                                                                                 AVERAGE NET ASSETS IN MILLIONS (M)
                                                                                         UP TO       $500M AND
                                                                                         $500M         MORE

USAZ AIM Basic Value..............................................................       0.50%          0.45%
USAZ AIM Blue Chip................................................................       0.55%          0.50%
USAZ AIM International Equity.....................................................       0.65%          0.60%
USAZ AIM Dent Demographic.........................................................       0.60%          0.55%


                                                                   AVERAGE NET ASSETS IN MILLIONS (M)
                                                               UP TO       $100M TO      $250M TO      $500M AND
                                                               $100M         $250M         $500M         MORE


VK Growth Fund+......................................          0.500%        0.450%         0.425%       0.400%
VK Growth and Income Fund+...........................          0.425%        0.400%         0.375%       0.325%
VK Comstock Fund+....................................          0.425%        0.400%         0.375%       0.325%
VK Aggressive Growth Fund+...........................          0.550%        0.500%         0.475%       0.450%

                                                               UP TO       $300M TO        $600M AND
                                                               $300M         $600M           MORE
VK Global Franchise Fund+............................           0.70%         0.60%          0.50%

+        The minimum fee payable per Fund shall be $100,000 per calendar year, commencing January 1, 2002.




                                                                      AVERAGE NET ASSETS IN MILLIONS (M)
                                                      UP TO       $10M TO       $20M TO   $40M TO    $60M AND
                                                      $10M         $20M          $40M      $60M        MORE

Capital Appreciation  Fund.....................        0.75%       0.625%       0.50%       0.50%       0.50%
Davis NY Venture Fund..........................       0.50%       (No Breakpoints)

                                                                   AVERAGE NET ASSETS IN MILLIONS (M)
                                                               UP TO        $50M TO      $200M TO      $500M AND
                                                               $50M          $200M         $500M         MORE

International Growth Fund............................          0.625%        0.465%         0.450%       0.425%


                                                                   AVERAGE NET ASSETS IN MILLIONS (M)
                                                               UP TO        $10M TO      $100M TO      $250M AND
                                                               $10M          $100M         $250M         MORE

Oppenheimer Emerging Growth..........................           0.75%         0.60%          0.50%        0.45%

                                                               UP TO         OVERO
                                                               $20M          $620M
Oppenheimer Emerging Technologies....................          0.625%        0.500%

                                                                                $250M        $500M      $750M AND
                                                                UP TO $250M   TO $500M     TO $750M       MORE

PIMCO NFJ Small Cap Value Fund                                      0.50%        0.45%        0.40%        0.35%

For the fiscal year or period ended December 31, 2002, the Subadvisory fees earned and waived were as follows:

             FUND                                  SUBADVISORY FEES EARNED   SUBADVISORY FEES WAIVED

             AIM Basic Value Fund                               $54,176.00           $54,176.00
             AIM Blue Chip Fund                                  36,360.00            36,360.00
             AIM Dent Demographic Trends Fund                    25,437.00            25,437.00
             AIM International Equity Fund                       45,901.00            45,901.00
             AB Growth & Income Fund                             72,964.00            72,964.00
             AB Large Cap Growth Fund                            73,284.00            73,284.00
             Templeton Developed Markets Fund                    34,769.00            34,769.00
             Oppenheimer Emerging Growth Fund                    43,299.00            43,299.00
             Oppenheimer Emerging Technologies Fund              54,627.00            54,627.00
             PIMCO Growth & Income Fund                          34,423.78            34,423.78
             PIMCO Renaissance Fund                             198,274.86            20,227.86
             PIMCO Value Fund                                    67,979.90            58,268.90
             VK Aggressive Growth Fund                           35,142.76            35,142.76
             VK Comstock Fund                                   180,205.00                 0.00
             VK Emerging Growth Fund                             84,628.81            84,628.81
             VK Growth and Income Fund                          121,763.00            37,171.00
             VK Growth Fund                                      54,270.30            54,270.30


VAN KAMPEN ASSET MANAGEMENT

         Van Kampen Asset Management is a wholly owned subsidiary of Van Kampen Investments Inc. (Van Kampen). Van Kampen is a diversified asset management company with more than three million retail investor accounts, extensive capabilities for managing institutional portfolios, and has more than $84 billion under management or supervision as of December 31, 2003. Van Kampen's more than 50 open-end, more than 30 closed-end funds and more than 2,700 unit investment trusts are distributed by authorized dealers nationwide. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley. As of December 31, 2003, Van Kampen Investment Advisory Corp. merged into Van Kampen Asset Management. Therefore, since that date, Van Kampen Investment Advisory Corp. is no longer a Subadviser of any of the Funds.


PIMCO EQUITY ADVISORS LLC


PIMCO Equity Advisors LLC ("PEA") is located at 1345 Avenue of the Americas, 50th Floor, New York, NY 10105. As of September 30, 2003, PEA and its subsidiaries had approximately $9.2 billion in assets under management. PEA is affiliated with the Manager.


NFJ INVESTMENT GROUP LP


NFJ Investment Group LP ("NFJ") is located at 2121 San Jacinto, Suite 1840, Dallas, TX 75201. As of September 30, 2003, accounts managed by NFJ had combined assets of approximately $3.8 billion. NFJ is affiliated with PEA and PIMCO Advisors Retail Holding LLC.


PIMCO ADVISORS RETAIL HOLDINGS LLC

PIMCO Advisors Retail Holdings LLC ("PARH") is located at 1345 Avenue of the Americas, 50th Floor, New York, NY 10105. PARH is affiliated with PEA and NFJ.

A I M CAPITAL MANAGEMENT, INC.


         A I M Capital Management, Inc. ("AIM") is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM, together with its affiliates, has acted as an investment advisor since its organization in 1986 and, together with its affiliates, advises or manages over 190 investment portfolios. Assets under management by AIM and its affiliates as of September 30, 2003 were $142 billion.


         H.S. Dent Advisors, Inc. serves as the Sub-Subadviser to the USAZ AIM Dent Demographic Trends Fund, and is located at 6515 Gwin Road, Oakland, California, 94611.

DAVIS SELECTED ADVISERS. L.P.


         Davis Selected Advisers, L.P., is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.

THE DREYFUS CORPORATION

         The Dreyfus Corporation is located at 200 Park Avenue, New York, NY 10166. Founded in 1947, Dreyfus manages approximately $179 billion in over 200 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company.


OPPENHEIMER FUNDS, INC.

         OppenheimerFunds, Inc., is located at 498 Seventh Ave., New York, NY 10018. OppenheimerFunds has been an investment adviser since January 1960 and managed $135 billion in assets as of September 30, 2003, including more than 60 mutual funds and having more than 7 million shareholder accounts.

PRUDENTIAL INVESTMENT MANAGEMENT, INC.


Prudential Investment Management, Inc. ("PIM") is located at Two Gateway Plaza, Newark, New Jersey, 07102. As of September 30, 2003, PIM's assets under management were $302 billion.


PORTFOLIO TRANSACTIONS

         Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

         In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of the Fund's Manager or Subadviser is to obtain the best overall terms. Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Manager or Subadviser, in its best judgment and in the manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Manager or Subadviser may receive orders for transactions on behalf of the Trust. Information so received is in addition to and not in lieu of services required to be performed by the Manager or Subadviser and does not reduce the fees payable to such adviser by the Trust. Such information may be useful to the Manager or Subadviser in serving both the Trust and other clients and, conversely supplemental information obtained by the placement of business of other clients may be useful to the Manager or Subadviser in carrying out its obligations to the Trust. The Manager and Subadvisers also may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust. The selection of a particular broker or dealer based on such considerations will not affect the price per share that would be paid by a shareholder for shares of a Fund, nor will it affect the amount a Fund would receive for any sale of Fund shares.


         Consistent with achieving best execution, a Fund may participate in so-called "commission recapture" programs, under which brokers or dealers used by the Fund remit a portion of brokerage commissions to the particular Fund from which they were generated. Subject to oversight by the Fund's Board of Directors, either the Fund's Manager of Subadviser, is responsible for the selection of brokers or dealers and for ensuring that a Fund receives best execution in connection with its portfolio brokerage transactions. Participation in such programs may have the effect of reducing overall expenses and increasing overall returns for certain Funds


         While the Manager or Subadviser generally seeks competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above. The total brokerage commissions paid by each Fund are listed in the following table. For the fiscal years ended December 31, 2001 and 2002, purchase and sale transactions by the Money Market Fund did not involve brokerage commissions.




                                                          TOTAL BROKERAGE         TOTAL BROKERAGE          TOTAL BROKERAGE
                                                          COMMISSION PAID         COMMISSION PAID          COMMISSION PAID
                                                       FOR THE FISCAL YEAR      FOR THE FISCAL YEAR       FOR THE FISCAL YEAR
FUND                                                  ENDED DECEMBER 31, 2001  ENDED DECEMBER 31, 2002  ENDED DECEMBER 31, 2003
----                                                  ------------------------------------------------------------------------

AIM Basic Value Fund................................  $             NA          $     31,887.18         $
AIM Blue Chip Fund..................................  $             NA          $     16,046.85         $
AIM Dent Demographic Trends Fund....................  $             NA          $     25,733.80         $
AIM International Equity Fund.......................  $             NA          $     24,657.02         $
AB Growth and Income Fund...........................  $      12,688.50          $     40,108.65         $
AB Large Cap Growth Fund............................  $       8,869.00          $     32,401.20         $
Templeton Developed Markets Fund....................  $       1,121.89          $     11,666.83         $
Oppenheimer Emerging Growth Fund....................  $             NA          $    112,362.00         $
Oppenheimer Emerging Technologies Fund..............  $       8,285.35          $     48,290.40         $
PIMCO NFJ Small Cap Value Fund......................  $             NA          $            NA         $           NA
PIMCO Growth and Income Fund........................  $       3,788.00          $     12,328.30         $
PIMCO Renaissance Fund..............................  $      18,564.33          $    279,322.36         $
PIMCO Value Fund....................................  $      10,850.37          $     94,245.97         $
Money Market Fund...................................  $             NA          $         $0.00         $
VK Aggressive Growth Fund...........................  $       5,376.54          $     48,474.21         $
VK Comstock Fund....................................  $      20,323.18          $    193,669.01         $
VK Emerging Growth Fund.............................  $      13,198.35          $    107,172.08         $
VK Global Franchise Fund............................  $             NA          $            NA         $           NA
VK Growth and Income Fund...........................  $      23,688.50          $     81,778.64         $
VK Growth Fund......................................  $             NA          $     69,754.79         $

         Except as permitted by applicable rules under the 1940 Act, the Trust will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Manager or Subadviser or the Distributor, or their affiliates. Subject to the requirements of the 1940 Act and the oversight of the Board of Trustees of the Trust, the Funds may borrow from the Manager or Subadviser for temporary or emergency purposes in order to meet unanticipated redemptions or to meet payment obligations when a portfolio transaction "fails" due to circumstances beyond a Fund's control.

         As of December 31, 2003, the VK Aggressive Growth Fund, Oppenheimer Emerging Technologies Fund, Templeton Developed Markets Fund, AB Large Cap Growth Fund, VK Growth Fund, PIMCO Renaissance Fund, PIMCO Value Fund, VK Emerging Growth Fund, VK Comstock Fund, PIMCO Growth and Income Fund, VK Growth and Income Fund, AB Growth and Income Fund, and Money Market Fund held investments in securities of their regular broker-dealers as follows:



                         APPROXIMATE AGGREGATE VALUE OF
                        ISSUER'S SECURITIES OWNED BY THE
FUND                                                 FUND AT 12/31/2003         NAME OF BROKER OR DEALER

USAZ AllianceBernstein Large Cap Growth Fund              $  97,000.00        Charles Schwab Corp.
USAZ AllianceBernstein Large Cap Growth Fund              $ 245,000.00        Lehman Brothers Holdings, Inc.
USAZ AllianceBernstein Large Cap Growth Fund              $ 406,000.00        Merrill Lynch & Company, Inc.
USAZ AllianceBernstein Large Cap Growth Fund              $ 244,000.00        Morgan Stanley Dean Witter & Co.

USAZ Van Kampen Growth Fund                               $ 132,000.00        Bear Sterns Companies, Inc.
USAZ Van Kampen Growth Fund                               $  84,000.00        Lehman Brothers Holdings, Inc.

USAZ PIMCO Renaissance Fund                               $ 966,000.00        CIT Group, Inc.
USAZ PIMCO Renaissance Fund                              $3,456,000.00        J.P. Morgan Chase & Co.

USAZ PIMCO Value Fund                                     $ 450,000.00        CIT Group, Inc.
USAZ PIMCO Value Fund                                     $ 194,000.00        FleetBoston Financial Corp.
USAZ PIMCO Value Fund                                    $1,013,000.00        J.P. Morgan Chase & Co.

USAZ Van Kampen Emerging Growth Fund                      $ 629,000.00        Bank of America Corp.

USAZ Van Kampen Comstock Fund                            $1,969,000.00        Bank of America Corp.
USAZ Van Kampen Comstock Fund                             $  38,000.00        FleetBoston Financial Corp.
USAZ Van Kampen Comstock Fund                             $ 279,000.00        Goldman Sachs Group, Inc.
USAZ Van Kampen Comstock Fund                             $ 321,000.00        J.P. Morgan Chase & Co.
USAZ Van Kampen Comstock Fund                             $ 606,000.00        Merrill Lynch & Company, Inc.
USAZ Van Kampen Comstock Fund                             $ 335,000.00        SunTrust Banks, Inc.

USAZ PIMCO Growth and Income Fund                         $ 348,000.00        Bank of America Corp.
USAZ PIMCO Growth and Income Fund                         $ 205,000.00        Fifth Third Bancorp
USAZ PIMCO Growth and Income Fund                         $ 240,000.00        J.P. Morgan Chase & Co.

USAZ Van Kampen Growth and Income Fund                    $ 884,000.00        A.G. Edwards, Inc.
USAZ Van Kampen Growth and Income Fund                   $1,344,000.00        Bank of America Corp.
USAZ Van Kampen Growth and Income Fund                    $ 855,000.00        J.P. Morgan Chase & Co.
USAZ Van Kampen Growth and Income Fund                    $ 768,000.00        Prudential Financial, Inc.
USAZ Van Kampen Growth and Income Fund                    $ 365,000.00        Wachovia Corp.


USAZ Davis NY Venture Fund                                $ 584,000.00        Bank of America Corp.
USAZ Davis NY Venture Fund                                $ 619,000.00        J.P. Morgan Chase & Co.
USAZ Davis NY Venture Fund                                $ 372,000.00        Merrill Lynch & Company, Inc.
USAZ Davis NY Venture Fund                                $ 152,000.00        Morgan Stanley Dean Witter & Co.


USAZ AIM Basic Value Fund                                 $ 463,000.00        Bank of America Corp.
USAZ AIM Basic Value Fund                                 $ 422,000.00        Bank of New York Company, Inc.
USAZ AIM Basic Value Fund                                 $ 511,000.00        J.P. Morgan Chase & Co.
USAZ AIM Basic Value Fund                                 $ 490,000.00        Merrill Lynch & Company, Inc.
USAZ AIM Basic Value Fund                                 $ 443,000.00        Morgan Stanley Dean Witter & Co.

USAZ AIM Blue Chip Fund                                   $ 243,000.00        Bank of America Corp.
USAZ AIM Blue Chip Fund                                   $ 116,000.00        Goldman Sachs Group, Inc.
USAZ AIM Blue Chip Fund                                   $  89,000.00        J.P. Morgan Chase & Co.
USAZ AIM Blue Chip Fund                                   $ 118,000.00        Merrill Lynch & Company, Inc.
USAZ AIM Blue Chip Fund                                   $ 148,000.00        Morgan Stanley Dean Witter & Co.
USAZ AIM Blue Chip Fund                                   $  79,000.00        Prudential Financial, Inc.

USAZ AIM Dent Demographic Trends Fund                     $  56,000.00        Bank of America Corp.
USAZ AIM Dent Demographic Trends Fund                     $ 123,000.00        Goldman Sachs Group, Inc.
USAZ AIM Dent Demographic Trends Fund                     $  82,000.00        J.P. Morgan Chase & Co.

         Investment decisions for each Fund of the Trust are made independently from those made for the other Funds or any other portfolio investment company or account managed by the Manager or Subadviser. Any such other portfolio, investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount, in a manner which the Manager or Subadviser believes to be equitable to the Fund(s) and such other portfolio, investment company, or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Manager or Subadviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other Funds or for other portfolios, investment companies, or accounts in order to obtain best execution. In making investment recommendations for the Trust, the Manager or Subadviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Manager, its parent, affiliates, or a Subadviser and, in dealing with its customers, the Manager, its parent and affiliates or a Subadviser will not inquire or take into consideration whether securities of such customers are held by the Trust.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

         BISYS,  whose  principal  location of business  is 3435  Stelzer  Road,
Columbus, Ohio 43219, serves as the administrator (the "Administrator"), transfer agent (the "Transfer Agent") and fund accountant (the "Fund Accountant") to the Trust pursuant to a Services Agreement dated as of January 1, 2003 (the "Services Agreement").

         As Administrator, BISYS has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the SEC on Form N-SAR and N-CSR or any comparable or replacement forms therefor; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state securities laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Trust's operations other than those performed by the Manager under the Investment Management Agreement, the Subadvisers under the Portfolio Management Agreements, or by the Custodian under the Custody Agreement. Under the Services Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         As Transfer Agent, BISYS performs the following services in connection with each Fund's shareholders of record: maintains shareholder records; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Funds on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitations.

         As Fund Accountant, BISYS maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with Trust's custodian, affirmation to the Trust's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Trust's custodian of all daily trade activities; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.


         BISYS receives a fee from each Fund for its services as Administrator, Transfer Agent and Fund Accountant and expenses assumed pursuant to the Services Agreement, aggregated and paid monthly, including an annual base fee of $1,250,000 and in addition to the annual base fee, an asset based fee, calculated daily and paid monthly, at the annual rate of 0.06% of the combined average daily net assets of the Funds from $550 million to $2 billion; 0.045% of the combined average daily net assets of the Funds of the next $2 - $3 billion; 0.03% of the combined average daily net assets of the Funds of the next $3-$6 billion; and 0.02% of the combined average daily net assets of the Funds if over $6 billion. From time to time, BISYS may waive all or a portion of the administration fee payable to it by the Funds, either voluntarily or pursuant to applicable statutory expense limitations.

         For the fiscal year ended December 31, 2003, BISYS was entitled to receive and waived administration fees from the Funds as follows:

             FUND                                      SERVICE FEES EARNED    SERVICE FEES WAIVED


             AIM Basic Value Fund                                 $ 48,267          $0
             AIM Blue Chip Fund                                     49,358          $0
             AIM Dent Demographic Trends Fund                       50,144          $0
             AIM International Equity Fund                          53,467          $0
             AB Growth and Income Fund                              73,105          $0
             AB Large Cap Growth Fund                               72,358          $0
             Templeton Developed Markets Fund                       81,455          $0
             Oppenheimer Emerging Growth Fund                       49,110          $0
             Oppenheimer Emerging Technologies Fund                 72,493          $0
             PIMCO NFJ Small Cap Value Fund
             PIMCO Growth & Income Fund                             71,905          $0
             PIMCO Renaissance Fund                                 73,787          $0
             PIMCO Value Fund                                       71,769          $0
             Money Market Fund                                     129,383          $0
             VK Aggressive Growth Fund                              75,918          $0
             VK Comstock Fund                                       75,024          $0
             VK Global Franchise Fund
             VK Growth and Income Fund                              74,061          $0
             VK Growth Fund                                         75,960          $0
             VK Emerging Growth Fund                                74,656          $0


         Unless sooner terminated as provided therein, the Services Agreement between the Trust and BISYS will continue in effect for three years. The Services Agreement thereafter shall be renewed for successive one-year terms unless terminated by either party not less than 60 days prior to the expiration of such term if such continuance is approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the affected Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Services Agreement cast in person at a meeting called for such purpose. The Services Agreement is terminable for cause with respect to a particular Fund at any time on 60 days' written notice without penalty by vote of the Trustees, by vote of a majority of the outstanding shares of that Fund or by BISYS. The Services Agreement provides that BISYS shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Services Agreement relates, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by BISYS of its obligations and duties thereunder.

DISTRIBUTOR

         BISYS LP, whose principal location of business is 3435 Stelzer Road, Columbus, Ohio 43219, serves as distributor to the Trust pursuant to a
Distribution Agreement dated as of October 27, 1999 (the "Distribution Agreement"). The Distribution Agreement provides that the Distributor will use appropriate efforts to solicit orders for the sale of the Funds' shares from bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

         The Distribution Agreement between the Trust and BISYS LP dated October 27, 1999 was last approved by the Trust's Board of Trustee's (including a majority of such Trustee's who are not interested persons of the Trust or any party to such agreement within the meaning of the 1940 Act) on September 10, 2002. Unless otherwise terminated, the Distribution Agreement will continue in effect for successive one-year periods from the date of such Agreement if approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable at any time on 60 days' written notice without penalty by the Trustees, by a vote of a majority of the shareholders of the Trust, or by BISYS LP on 90 days' written notice. The Distribution Agreement will automatically terminate in the event of any assignment as defined in the 1940 Act.

         Distribution Plan. A Distribution Plan (the "Plan") has been adopted by each of the Funds pursuant to Rule 12b-1 of the Act. Pursuant to the Plan, the Funds may pay directly or reimburse the Distributor monthly in amounts described in the Prospectus for costs and expenses of marketing the shares of the Funds.

         The Plan provides for payments by each Fund to the Distributor at an annual rate not to exceed 0.25% of the Fund's average net assets.

         For the fiscal year or period ended December 31, 2003, the following 12b-1 fees shown as earned and waived for the Funds were:

             FUND                                       12B-1 FEES EARNED      12B-1 FEES WAIVED


             AIM Basic Value Fund                                 $ 18,128          $0
             AIM Blue Chip Fund                                     11,034          $0
             AIM Dent Demographic Trends Fund                        7,093          $0
             AIM International Equity Fund                          11,814          $0
             AB Growth and Income Fund                              27,638          $0
             AB Large Cap Growth Fund                               27,345          $0
             Templeton Developed Markets Fund                       14,018          $0
             Oppenheimer Emerging Growth Fund                       18,138          $0
             Oppenheimer Emerging Technologies Fund                 18,455          $0
             PIMCO NFJ Small Cap Value Fund
             PIMCO Growth & Income Fund                             17,212          $0
             PIMCO Renaissance Fund                                 99,137          $0
             PIMCO Value Fund                                       33,990          $0
             Money Market Fund                                     323,548          $0
             VK Aggressive Growth Fund                              15,974          $0
             VK Comstock Fund                                      107,265          $0
             VK Global Franchise Fund
             VK Growth and Income Fund                              72,478          $0
             VK Growth Fund                                         27,135          $0
             VK Emerging Growth Fund                                42,314          $0




         Under each Plan, each Fund pays the Distributor and other securities dealers and other financial institutions and organizations for certain distribution  activities.  The above  amounts  represent  payments to securities dealers and other financial institutions and organizations for certain distribution services. Amounts received by the Distributor may, additionally, subject to each Plan's maximums, be used to cover certain other costs and expenses related to the distribution of Fund shares and provision of service to Fund shareholders, including: (a) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising; (b) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses; (c) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (d) such other similar services as the Trustees determine to be reasonably calculated to result in the sale of shares of the Funds. Each Fund will pay all costs and expenses in connection with the preparation, printing and distribution of the Prospectus to current shareholders and the operation of its Plan(s), including related legal and accounting fees. A Fund will not be liable for distribution expenditures made by the Distributor in any given year in excess of the maximum amount payable under a Plan for that Fund in that year.


         The Plan provides that it may not be amended to increase materially the costs which the Funds may bear pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the particular Plan or any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust have been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plan with respect to the Money Market Fund was initially approved by the Board of Trustees and by the Trustees who are neither "interested persons" nor have any direct or indirect financial interest in the operation of any Plan ("Plan Trustees"), by vote cast in person at a October 6, 1999 meeting called for the purpose of voting on the Plan, and by the sole shareholder of each class of shares of each of the Funds on October 26, 1999. The Plan with respect to the VK Aggressive Growth Fund, Capital Growth Fund, VK Emerging Growth Fund, VK Comstock Fund, and VK Growth and Income Fund was initially approved on April 11, 2001. The Plan with respect to the Oppenheimer Emerging Technologies Fund, Templeton Developed Markets Fund, Global Growth Fund, Large Cap and VK Growth Fund, PIMCO Renaissance Fund, PIMCO Value Fund, PIMCO Growth and Income Fund, and AllianceBernstein Growth and Income Fund was initially approved on September 6, 2001. The Plan with respect to the AIM Basic Value Fund, AIM Blue Chip Fund, AIM Dent Demographic Trends Fund, AIM International Equity Fund, and Oppenheimer Emerging Growth Fund was initially approved on February 27, 2002. The Plan's continuance was most recently approved by the Board of Trustees on September 10, 2002. The plan with respect to the PIMCO NFJ Small Cap Value Fund and VK Global Franchise Fund was initially approved on March 1, 2003. The continuance of the Plan is subject to similar annual approval by the Trustees and the Plan Trustees. The plan with respect to the Dreyfus Premier Small Cap Value Fund, Oppenheimer Global Fund, Oppenheimer Main Street Fund and Van Kampen Equity and Income Fund was initially approved on __________, 2004. Each Plan is terminable at any time by a vote of a majority of the Plan Trustees or by vote of the holders of a majority of the shares of the Fund. The Board of Trustees has concluded that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.


CUSTODIAN

         The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675, serves as Custodian to the Trust pursuant to the Custody Agreement dated as of October 6, 1999 (the "Custody Agreement"). The Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.

INDEPENDENT AUDITORS

         KPMG LLP, 191 West Nationwide Boulevard, Suite 500, Columbus, OH 43215 are the independent auditors for the Trust.

LEGAL COUNSEL

         Dorsey & Whitney LLP, 50 South Sixth Street, Suite 1500, Minneapolis MN 55402 is the legal counsel to the Trust. Wilmer, Cutler & Pickering, 2445 M Street, N.W., Washington DC 20037 is legal counsel to the Independent Trustees.

CODES OF ETHICS

         Federal law requires the Trust, its investment advisers and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust). Each code of ethics is included as an exhibit to the Trust's registration statement which is on file with, and available from, the Securities and Exchange Commission.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

         The Trust is a Delaware business trust organized on July 13, 1999. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Pursuant to such authority, the Board of Trustees has established 24 series, each named above and previously defined collectively as the "Funds". Each share of each Fund represents an equal proportionate interest with each other share of that series. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual shareholder meetings. Shareholder meetings for the purpose of electing Trustees will not be held, unless required by law, unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. At meetings of shareholders, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect all of the Trustees to be elected at a meeting.

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

         In addition to the 24 separate investment portfolios, the Trust previously offered five additional funds which ceased as an investment option effective May 1, 2002. These funds (the USAZ Strategic Growth Fund, the AZOA Global Opportunities Fund, the AZOA Growth Fund, the AZOA Diversified Assets Fund and the AZOA Fixed Income Fund) were merged into four existing USAZ and PIMCO funds on November 15, 2002. The merger was approved by shareholders under a business combination filing with the SEC.

         As of May 1, 2002, the Trust added five new funds as investment options (the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund and USAZ Oppenheimer Emerging Growth Fund). Also five funds changed names, the USAZ Van Kampen Emerging Growth Fund effective May 1, 2002 (formerly known as the "USAZ American Growth Fund"); the USAZ Money Market Fund effective May 1, 2002
(formerly known as the "AZOA Money Market Fund"); USAZ PIMCO PEA Renaissance Fund effective May 1, 2003 (formerly USAZ PIMCO Renaissance Fund); USAZ PIMCO PEA Growth and Income Fund effective May 1, 2003 (formerly USAZ PIMCO Growth and Income Fund); and USAZ PIMCO PEA Value Fund effective May 1, 2003 (formerly USAZ PIMCO Value Fund.)

         As of May 1, 2003, the Trust added two new funds as investment options (the USAZ PIMCO NFJ Small Cap Value Fund and the USAZ Van Kampen Global Franchise Fund).


         As of December 8, 2003, the USAZ AllianceBErnstein Technology Fund was re-named the USAZ Oppenheimer Emerging Technologies Fund and its management was assumed by OppenheimerFunds, Inc.

As of _____, 2004, the Trust added four new funds as investment options (the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, and the USAZ Van Kampen Equity and Income
Fund). In addition, as of _____, 2004, the Trust changed the portfolio managers and re-named the following funds as follows: USAZ Davis NY Venture Fund (formerly known as USAZ AllianceBernstein Growth and Income Fund), USAZ Capital Appreciation Fund (formerly known as USAZ AllianceBernstein Large Cap Growth
Fund) and USAZ International Growth Fund (formerly known as USAZ Templeton Developed Markets Fund).


VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

         As used in the Funds' Prospectus and in this Statement of Additional Information, "vote of a majority of the outstanding shares" of the Trust or any Fund means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of: (a) 67% or more of the votes of shareholders of the Trust or the Fund, present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than fifty percent (50%) of the outstanding votes of shareholders of the Trust or the Fund.

ADDITIONAL TAX INFORMATION

         Each Fund intends to qualify as a "regulated investment company" (a "RIC" under the Code). Such qualification generally will relieve the Funds of liability for federal income taxes to the extent their earnings are distributed in accordance with the Code. However, taxes may be imposed on the Funds by foreign countries with respect to income received on foreign securities. Depending on the extent of each Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to a federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends-received deduction for corporations.

         A non-deductible excise tax is also imposed on regulated investment companies that do not make distributions to shareholders on a timely basis in accordance with calendar-year distribution requirements (regardless of whether they otherwise have a non-calendar taxable year). These rules require annual distributions equal to 98% of ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year were less than the required amount, a particular Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.


[TO BE UPDATED FOR 5/1/04]

         For federal income tax purposes, the following Funds had capital loss carry forwards as of December 31, 2003 which are available to offset future capital gains, if any:


                                                                                     AMOUNT           EXPIRES


         AIM Basic Value Fund...................................................  $    430,426           2010
         AIM Blue Chip Fund.....................................................  $    208,130           2010
         AIM Dent Demographic Trends Fund.......................................  $    650,841           2010
         AIM International Equity Fund..........................................  $    230,639           2010
         AB Growth and Income Fund..............................................  $  1,003,999           2010
         AB Large Cap Growth Fund...............................................  $  1,110,816           2010
         Templeton Developed Markets Fund.......................................  $     67,265           2010
         Oppenheimer Emerging Growth Fund.......................................  $  1,601,380           2010
         Oppenheimer Emerging Technologies Fund.................................  $  1,414,632           2010
         PIMCO NJF Small Cap Value Fund.........................................  $
         PIMCO Growth and Income Fund...........................................  $    938,589           2010
         PIMCO Renaissance Fund.................................................  $  2,309,842           2010
         PIMCO Value Fund.......................................................  $    350,511           2010
         VK Aggressive Growth Fund..............................................  $    376,981           2009
         VK Aggressive Growth Fund..............................................  $  1,706,400           2010
         VK Comstock Fund.......................................................  $  4,114,951           2010
         VK Emerging Growth Fund................................................  $    490,385           2009
         VK Emerging Growth Fund................................................  $  4,290,750           2010
         VK Global Franchise Fund...............................................  $
         VK Growth and Income Fund..............................................  $    388,992           2009
         VK Growth and Income Fund..............................................  $  2,599,304           2010
         VK Growth Fund.........................................................  $    314,299           2009
         VK Growth Fund.........................................................  $  2,088,939           2010



         To the extent these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

         Each of the Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions paid to a shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to report properly payments of interest or dividends.

         Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon. Dividends, including capital gain dividends, declared in October, November, or December with a record date of such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

         Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

         A portion of the difference between the issue price and the face amount of zero coupon securities ("Original Issue Discount") will be treated as income to any Fund holding securities with Original Issue Discount each year although no current payments will be received by such Fund with respect to such income. This original issue discount will comprise a part of the investment company taxable income of such Fund which must be distributed to shareholders in order to maintain its qualification as a RIC and to avoid federal income tax at the level of the relevant Fund. Taxable shareholders of such a Fund will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash. In the event that a Fund acquires a debt instrument at a market discount, it is possible that a portion of any gain recognized on the disposition of such instrument may be treated as ordinary income.

         A Fund's investment in options, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and certain equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing, a long-term or short-term capital gain or loss upon lapse of the option or sale of the underlying stock or security.

         By contrast, a Fund's treatment of certain other options, futures and forward contracts entered into by the Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include regulated futures contracts, foreign currency contracts, non-equity options and dealer equity options. Each such Section 1256 position held by a Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of that Fund's fiscal year, and all gain or loss associated with fiscal year transactions and marked-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within such Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources, such as the sale of the Fund's shares. In these ways, any or all of these rules may affect the amount, character and timing of income earned and in turn distributed to shareholders by the Funds.

         When a Fund holds options or contracts which substantially diminish its risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a straddle for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of securities owned by a Fund and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles, i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position, which may reduce or eliminate the operation of these straddle rules.

         Each Fund will monitor its transactions in such options and contracts and may make certain other tax elections in order to mitigate the effect of the above rules and to prevent disqualification of a Fund as a RIC under Subchapter M of the Code.

         In order for a Fund to qualify as a RIC for any taxable year, at least 90% of the Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, including gains from foreign currencies, and other income derived with respect to the business of investing in stock, securities or currencies. Future Treasury regulations may provide that foreign exchange gains may not qualify for purposes of the 90% limitation if such gains are not directly related to a Fund's principal business of investing in stock or securities, or options or futures with respect to such stock or securities. Currency speculation or the use of currency forward contracts or other currency instruments for non-hedging purposes may generate gains deemed to be not directly related to the Fund's principal business of investing in stock or securities and related options or futures. Each Fund will limit its activities involving foreign exchange gains to the extent necessary to comply with the above requirements.

         The federal income tax treatment of interest rate and currency swaps is unclear in certain respects and may in some circumstances result in the realization of income not qualifying under the 90% limitation described above. Each Fund will limit its interest rate and currency swaps to the extent necessary to comply with this requirement.

         Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it complies with certain diversification tests set forth in Treasury regulations. If a RIC satisfies certain conditions relating to the ownership of its shares, a segregated asset account investing in such investment company will be entitled to treat its pro rata portion of each asset of the investment company as an asset for purposes of these diversification tests. The Funds intend to meet these ownership conditions and to comply with the diversification tests noted above. Accordingly, a segregated asset account investing solely in shares of a Fund will be adequately diversified if the Funds meet the foregoing requirements.

         However, the failure of a Fund to meet such conditions and to comply with such tests could cause the owners of variable annuity contracts and variable life insurance policies based on such account to recognize ordinary income each year in the amount of any net appreciation of such contract or policy during the year.

         Provided that a Fund and a segregated asset account investing in the Fund satisfy the above requirements, any distributions from the Fund to such account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

         Persons investing in a variable annuity contract or variable life insurance policy offered by a segregated asset account investing in a Fund should refer to the Prospectus with respect to such contract or policy for further tax information.

         Information set forth in the prospectus and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including any application of foreign, state or local tax laws. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action.


ADDITIONAL TAX INFORMATION CONCERNING THE INTERNATIONAL GROWTH FUND, AIM INTERNATIONAL EQUITY FUND, OPPENHEIMER EMERGING GROWTH FUND, VK GLOBAL FRANCHISE FUND AND OPPENHEIMER GLOBAL FUND.


         Each of the International Growth Fund (formerly Templeton Developed Markets Fund), AIM International Equity Fund, Oppenheimer Emerging Growth Fund, VK Global Franchise Fund and Oppenheimer Global Fund may invest in non-U.S. corporations, which may be treated as "passive foreign investment companies" ("PFICs") under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent that each Fund invests in PFICs, it may adopt certain tax strategies to reduce or eliminate the adverse effects of certain federal tax provisions governing PFIC investments. Many non-U.S. banks and insurance companies may be excluded from PFIC treatment if they satisfy certain technical requirements under the Code. To the extent that each Fund invests in foreign securities which are determined to be PFIC securities and is required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to such Fund's shareholders. Therefore, the payment of this tax would reduce such Fund's economic return from its PFIC investments. Gains from dispositions of PFIC shares and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

PERFORMANCE INFORMATION

         From time to time performance information for the Funds showing their average annual total return, aggregate total return and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return of a Fund will be calculated for the period since the establishment of the Fund and will reflect the imposition of the maximum sales charge, if any. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Yield of a Fund will be computed by dividing a Fund's net investment income per share earned during a recent one-month period by that Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result.

         In addition, from time to time the Funds may present their respective distribution rates in shareholder reports and in supplemental sales literature which is accompanied or preceded by a Prospectus and in shareholder reports. Distribution rates will be computed by dividing the distribution per share over a twelve-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gains dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital gains which are often non-recurring in nature, whereas yield does not include such items. Distribution rates may also be presented excluding the effect of a sales charge, if any.

         Total return and yield are functions of the type and quality of instruments held in the portfolio, levels of operation expenses and changes in market conditions. Consequently, total return and yield will fluctuate and are not necessarily representative of future results. Any fees charged by Allianz
Life Insurance Co. of North America or any of its affiliates with respect to customer accounts for investing in shares of the Funds will not be included in performance calculations. Such fees, if charged, will reduce the actual performance from that quoted. In addition, if the Manager or BISYS voluntarily reduce all or a part of their respective fees, as further discussed in the Prospectus, the total return of such Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

         Yields and total returns quoted for the Funds include the effect of deducting the Funds' expenses, but may not include charges and expenses attributable to a particular variable annuity contract or variable life insurance policy. Since shares of the Funds may be purchased only through a variable annuity contract or variable life insurance policy, you should carefully review the prospectus of the variable annuity contract or variable life insurance policy you have chosen for information on relevant charges and expenses. Including these charges in the quotations of the Funds' yield and total return would have the effect of decreasing performance. Performance information for the Funds must always be accompanied by, and reviewed with, performance information for the insurance product which invests in the Funds.

YIELDS OF THE MONEY MARKET FUND

         The standardized seven-day yield for the Money Market Fund is computed:
(1) by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in that Fund having a balance of one share at the beginning of the seven-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts; (2) dividing the difference by the value of the account at the beginning of the base period to obtain the base period return; and (3) annualizing the results (i.e., multiplying the base period return by (365/7)). The net change in the account value of the Money Market Fund includes the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and any additional shares, and all fees, other than non-recurring account charges charged to all shareholder accounts in proportion to the length of the base period and assuming that Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are net realized gains and losses from the sale of securities and unrealized appreciation and depreciation.

         At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

YIELDS OF THE NON-MONEY MARKET FUNDS

         Yields of each of the Non-Money Market Funds will be computed by analyzing net investment income per share for a recent thirty-day period and dividing that amount by a Fund share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Non-Money Market Funds will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses of the Trust allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of each of the Funds.

CALCULATION OF TOTAL RETURN

         Average annual total return is a measure of the change in value of the investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Average annual total return will be calculated by:
(1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

MISCELLANEOUS

         Individual Trustees are elected by the shareholders and, subject to removal by a vote of two-thirds of the Board of Trustees, and serve until their successors are elected and qualified. Meetings of shareholders are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than two-thirds of the shares then outstanding.

         The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision of the management policies of the Trust.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC by payment of the prescribed fee.

         Holders of variable annuity contracts or variable life insurance policies issued by Participating Insurance Companies for which shares of the Funds are the investment vehicle will receive from the Participating Insurance Companies the Trust's unaudited semi-annual financial statements and year-end financial statements audited by the Trust's independent auditors. Each report will show the investments owned by the Funds and the market values of the investments and will provide other information about the Funds and their operations.

The Trust currently does not foresee any disadvantages to the holders of variable annuity contracts and variable life insurance policies of affiliated and unaffiliated Participating Insurance Companies arising from the fact that the interests of the holders of variable annuity contracts and variable life insurance policies may differ due to differences of tax treatment or other considerations or due to conflict between the affiliated or unaffiliated Participating Insurance Companies. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the Participating Insurance Companies. The Trust assumes no responsibility for such prospectuses.

         The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.

         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

FINANCIAL STATEMENTS


         The Independent Auditors' Report and audited financial statements of the Funds included in their Annual Report for the fiscal period ended December 31, 2003 (the "Annual Report") are incorporated herein by reference to such Annual Report. Copies of such Annual Report are available without charge upon written request from USAllianz VIP Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (877) 833-7113.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

         A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

         "A-1" -- Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" -- Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" -- Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" -- Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" -- Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

         "D" -- Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" -- Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" -- Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" -- Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" -- Issuers do not fall within any of the rating categories.

         The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

         "D-1+" -- Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         "D-1" -- Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         "D-1-" -- Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         "D-2" -- Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         "D-3" -- Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         "D-4" -- Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

         "D-5" -- Issuer has failed to meet scheduled principal and/or interest payments.

         Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

         "F1" -- Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" -- Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1."

         "F3" -- Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" -- Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" -- Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

         "D" -- Securities are in actual or imminent payment default.

         Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

         "TBW-1" -- This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

         "TBW-2" -- This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

         "TBW-3" -- This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         "TBW-4" -- This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

CORPORATE AND LONG-TERM DEBT RATINGS

THE FOLLOWING SUMMARIZES THE RATINGS USED BY STANDARD & POOR'S FOR CORPORATE AND MUNICIPAL DEBT:

         "AAA" -- An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" -- An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "BB," "B," "CCC," "CC" and "C" -- Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" -- Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" -- Debt is more vulnerable to non-payment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" -- Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" -- An obligation rated "CC" is currently highly vulnerable to non-payment.

         "C" -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

         "D" -- An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

         PLUS (+) OR MINUS (-) -- The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         "r" -- This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

THE FOLLOWING SUMMARIZES THE RATINGS USED BY MOODY'S FOR CORPORATE AND MUNICIPAL LONG-TERM DEBT:

         "Aaa" -- Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" -- Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

         "A" -- Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" -- Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba," "B," "Caa," "Ca" and "C" -- Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.
         Con. (--) -- Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

         The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

         "AAA" -- Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         "AA" -- Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         "A" -- Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         "BBB" -- Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

         "BB," "B," "CCC," "DD" and "DP" -- Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

         To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

         The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

         "AAA" -- Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

         "AA" -- Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" -- Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.

         "BBB" -- Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

         "BB" -- Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" -- Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" -- Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" -- Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

         To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

         Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

         "AAA" -- This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

         "AA" -- This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

         "A" -- This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         "BBB" -- This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         "BB," "B," "CCC" and "CC" -- These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

         "D" -- This designation indicates that the long-term debt is in default.

         PLUS (+) OR MINUS (-) -- The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

                       APPENDIX B - PROXY VOTING POLICIES

                           (TO BE FILED BY AMENDMENT)

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS


          Exhibit
          Number       Description of Exhibit
          ------       ----------------------
          (a)            Agreement and Declaration of Trust dated 7/13/99(1)
          (b)            By-laws(1)
          (c)            Not Applicable
          (d)(1)         Investment Advisory Agreement with Allianz of America dated October 27, 1999(3)
          (d)(2)(i)      Investment Management Agreement with USAllianz Advisers, LLC dated
                         May 1, 2001(7)
          (d)(2)(ii)     Form of Schedule A to Investment Management Agreement with USAllianz Advisers LLC as amended and restated effective November 5, 2001(10)
          (d)(2)(iii)    Form of Schedule A to Investment Management Agreement with USAllianz Advisers LLC as amended and restated effective May 1, 2002(8)
          (d)(2)(iv)     Form of Schedule A to Investment Management Agreement with USAllianz Advisers LLC as amended and restated effective May 1, 2003(10)
          (d)(3)         Form of Portfolio Management Agreement with Van Kampen Asset Management
                         Inc.(6)
          (d)(4)         Form of Portfolio Management Agreement with Van Kampen Investment Advisory Corp.(6)
          (d)(4)(i)      Form of Portfolio Management Agreement with Van Kampen Investment Advisory Corp as amended May 1, 2003**
          (d)(5)         Form of Interim Portfolio Management Agreement with Van Kampen Asset Management Inc(7)
          (d)(6)         Form of Portfolio Management Agreement with PIMCO Advisors(7)
          (d)(7)         Form of Portfolio Management Agreement with A I M Advisors, Inc.(9)
          (d)(8)        Form of Portfolio Management Agreement with OppenheimerFunds, Inc.(9)
          (d)(9)        Form of Sub-Sub-Advisory Agreement between A I M Capital Management, Inc., and H.S. Dent
                         Advisors Inc.(8)
          (d)(10)        Form of Portfolio Management Agreement with Prudential Investment Management, Inc.(10)
          (d)(11)        Form of Portfolio Management Agreement with NFJ(10)
          (d)(12)        Form of Portfolio Management Agreement with The Dreyfus Corporation**
          (d)(13)        Form of Portfolio Management Agreement with Davis Selected Advisers, L.P.**
          (e)(1)         Distribution Agreement dated October 27, 1999(3)
          (e)(2)         Participation Agreements dated October 6, 1999(6)
          (f)            N/A
          (g)            Custody Agreement dated October 6, 1999(3)
          (h)(1)         Services Agreement dated January 1, 2003 (10)
          (h)(2)         Expense Limitation Agreement dated May 1, 2001(6)
          (h)(3)         Expense Limitation Agreement dated November 5, 2001(7)
          (h)(4)         Expense Limitation Agreement dated May 1, 2002(9)
          (h)(5)         Expense Limitation Agreement dated May 1, 2003(10)
          (h)(6)         Expense Limitation Agreement dated May 1, 2004**
          (h)(7)         Sec. Lending Authorization Agreement dated August, 2003**
          (i)            Opinion and Consent of Counsel to the Registrant**
          (j)            Consent of KPMG LLP**
          (k)            N/A
          (l)            N/A
          (m)            Rule 12b-1 Plan of Distribution(3)
          (n)            N/A
          (p)(1)(i)      Code of Ethics of BISYS Fund Services, L.P.(4)
          (p)(1)(ii)     Code of Ethics of Van Kampen Asset Management Inc.
                         and Van Kampen Investment Advisory Corp.(6)
          (p)(1)(iii)    Code of Ethics of USAllianz Advisers, LLC(6)
          (p)(1)(iv)     Code of Ethics of PIMCO Advisors(8)
          (p)(1)(v)      Code of Ethics of A I M Advisors, Inc.(8)
          (p)(1)(vi)     Code of Ethics of OppenheimerFunds, Inc.(8)
          (p)(1)(vii)    Code of Ethics of H.S. Dent Advisors Inc.(9)
          (p)(1)(viii)   Code of Ethics of PIMCO and NFJ(10)
          (p)(1)(ix)     Code of Ethics of Davis Selected Advisers**
          (p)(1)(x)      Code of Ethics of The Dreyfus Corporation**
          (p)(2)         Powers of Attorney(2,3,10)

**       To be filed by post-effective amendment.

(1) Filed with initial registration statement on July 21, 1999, and incorporated herein by reference.
(2) Filed as an exhibit to Pre-Effective Amendment #1 on October 18, 1999, and incorporated herein by reference.
(3) Filed as an exhibit to Pre-Effective Amendment #2 on October 26, 1999, and incorporated herein by reference.
(4) Filed as an exhibit to Post-Effective Amendment #1 on April 20, 2000, and incorporated herein by reference.
(5) Filed as an exhibit to Post-Effective Amendment #3 on February 15, 2001, and incorporated herein by reference.
(6)      Filed as an exhibit to Post-Effective Amendment #4 on April 20, 2001
(7)      Filed as an exhibit to Post-Effective Amendment #7 on October 24, 2001.
(8)      Filed as an exhibit to Post-Effective Amendment #8 on January 30, 2002.
(9)      Filed as an exhibit to Post-Effective Amendment #9 on April 9, 2002.
(10)     Filed as an exhibit to Post-Effective Amendment #11 on April 18, 2003.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         (b)     Rule 18f-3 Plan for Multiple Class Companies**

**       To be filed by post-effective amendment.

ITEM 25. INDEMNIFICATION

         The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties or, in a criminal proceeding, such Trustee or officers had reasonable cause to believe their conduct was unlawful. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

1. USAllianz Advisers, LLC- this information is included in Form ADV filed with the SEC by USAllianz Advisers and is incorporated by reference herein.

2. Van Kampen Asset Management Inc.- this information is included in the Form ADV filed with the SEC by Van Kampen Asset Management Inc. and is incorporated by reference herein.

3. Van Kampen Investment Advisory Corp.-this information is included in the Form ADV filed with the SEC by Van Kampen Investment Advisory Corp. and is incorporated by reference herein.

4. PIMCO Equity Advisors LLC - this information is included in the Form ADV filed with the SEC by PIMCO Equity Advisors LLC and is incorporated by reference herein.

5. A I M Capital Management, Inc. - this information is included in the Form ADV filed by A I M Capital Management, Inc. and is incorporated herein by reference.

6. OppenheimerFunds, Inc. - this information is included in the Form ADV filed with the SEC by OppenheimerFunds, Inc. and is incorporated herein by reference.

7. PIMCO Advisors Retail Holdings LLC - this information is included in the Form ADV filed by PIMCO Advisors Retail Holdings LLC, Inc. and is incorporated herein by reference.

8. NFJ Investment Group LP - this information is included in the Form ADV filed by NFJ Investment Group LP and is incorporated herein by reference.

9. Prudential Investment Management, Inc. - this information is included in Form ADV filed with the SEC by Prudential Investment Management, Inc. and is incorporated herein by reference.

10. Davis Selected Advisers, L.P. - this information is included in Form ADV filed with the SEC by Davis Selected Advisers, L.P. and is incorporated herein by reference.

11. The Dreyfus Corporation - this information is included in Form ADV filed with the SEC by The Dreyfus Corporation and is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER

         (a) BISYS Fund Services L.P. serves as the Registrant's principal underwriter and serves as the principal underwriter for the following investment companies:

                BISYS FUND SERVICES LIMITED PARTNERSHIP
Ambassador Funds
American Independence Funds Trust
American Performance Funds
AmSouth Funds
BB&T Funds
The Coventry Group
The Eureka Funds
Hirtle Callaghan Trust
HSBC Advisor Funds Trust
HSBC Investor Funds Trust and HSBC Investor Portfolios
The Infinity Mutual Funds, Inc.
LEADER Mutual Funds
Legacy Funds Group
MMA Praxis Mutual Funds
Old Westbury Funds, Inc.
Pacific Capital Funds
USAllianz Variable Insurance Products Trust
Variable Insurance Funds
The Victory Portfolios
The Victory Variable Insurance Funds
The Willamette Funds
Vintage Mutual Funds, Inc.


     (b)     Officers and Directors.

             Name and Principal                Positions and                  Position
             Business Address                  Offices with Registrant        with Underwriter
             -----------------------           ---------------------------    ---------------------
             BISYS Fund Services, Inc.         None                           Sole General Partner
             3435 Stelzer Road
             Columbus, Ohio 43219

             BISYS Fund Services Ohio, Inc.    None                           Sole Limited Partner
             3435 Stelzer Road
             Columbus, Ohio 43219

     (c)     None


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         Registrant's accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are in the physical possession of the following:


         BISYS Fund Services
         3435 Stelzer Road, Columbus, Ohio 43219
              31a-1(a)
              31a-1(b)(2)A, B, C and D
              31a-1(b) 5, 6, 8, 9, 10, 11, 12
              31a-2(a) 1 and 2
              31a-2(c)

         BISYS Fund Services
         60 State Street, Suite 1300, Boston MA 02109
              31a-1(b)4

         US Allianz Advisers, LLC
         5701 Golden Hills Drive, Minneapolis, Minnesota 55416
              31a-1(b) 11
              31a-1(c)

         Van Kampen Asset Management Inc.
         Van Kampen Investment Advisory Corp.
         1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois  60181-5555
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         PIMCO Equity Advisors LLC
         1345 Avenue of the Americas, 50th Floor, New York, NY 10105
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         A I M Capital Management, Inc.
         11 Greenway Plaza, Suite 106, Houston, Texas  77046
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         OppenheimerFunds, Inc.
         498 Seventh Avenue, New York, NY  10018
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         NFJ Investment Group LP
         2121 San Jacinto, Suite 1840, Dallas, TX 75201.
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         PIMCO Advisors Retail Holdings LLC
         1345 Avenue of the Americas, 50th Floor, New York, NY 10105
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Prudential Investment Management, Inc.
         Two Gateway Plaza, Newark, New Jersey, 07102
              31a-1(f)

         Davis Selected Advisers, L.P.
         2949 East Elvira Road, Suite 101 Tucson, Arizona 85706
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         The Dreyfus Corporation
         200 Park Avenue, New York, New York 10166
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)


ITEM 29. MANAGEMENT SERVICES

         N/A

ITEM 30. UNDERTAKINGS

         N/A

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Golden Valley, in the State of Minnesota on the 4th day of February, 2004.


                                          USALLIANZ VARIABLE INSURANCE
                                          PRODUCTS TRUST

                                          By:  /s/ Christopher Pinkerton
                                          ------------------------------------
                                          Christopher Pinkerton
                                          Chairman of the Board and President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of USAllianz Variable Insurance Products Trust has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                                    TITLE                                          DATE
----------                                   -----                                          ----


/s/Christopher Pinkerton*                    Chairman of the Board and President           February 4, 2004
---------------------------------------      (Principal Executive Officer)
Christopher Pinkerton

/s/ Harrison Conrad*                         Trustee
- -------------------------------------                                                    February 4, 2004
Harrison Conrad

/s/ Roger A. Gelfenbein*                     Trustee
- -------------------------------------                                                    February 4, 2004
Roger A. Gelfenbein

/s/ Arthur C. Reeds III*                     Trustee
- -------------------------------------                                                    February 4, 2004
Arthur C. Reeds III

/s/ Troy Sheets*                              Treasurer (principal financial and
- -------------------------------------       accounting officer)                          February 4, 2004
Troy Sheets


*By Power of Attorney


By:  /s/ Monica P. Vickman
     --------------------------------
     Counsel and Vice President
